UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-147771

Old Mutual Funds III
(Exact name of registrant as specified in charter)
________

4643 South Ulster Street, Suite 600
Denver, CO 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, CO 80237
(Name and address of agent for service)

Copies to:

Jay G. Baris, Esq.	Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP	Old Mutual Capital, Inc.
1177 Avenue of the Americas	4643 South Ulster Street, Suite 600
New York, New York 10036	Denver, CO 80237
(212) 715-9100	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

Item 1.	Reports to Stockholders.

[OLD MUTUAL LOGO]
        Funds III

                                                       Old Mutual Funds III

                                                           ANNUAL REPORT

                                                         December 31, 2008

Old Mutual 2011-2020 Conservative Fund

Old Mutual 2011-2020 Moderate Fund

Old Mutual 2011-2020 Aggressive Fund

Old Mutual 2021-2030 Conservative Fund

Old Mutual 2021-2030 Moderate Fund

Old Mutual 2021-2030 Aggressive Fund

Old Mutual 2031-2040 Conservative Fund

Old Mutual 2031-2040 Moderate Fund

Old Mutual 2031-2040 Aggressive Fund

Old Mutual 2041-2050 Conservative Fund

Old Mutual 2041-2050 Moderate Fund

Old Mutual 2041-2050 Aggressive Fund

TABLE OF CONTENTS

About This Report                                                                                                                  1

Message to Shareholders                                                                                                            2

Management Overview and Schedule of Investments

   Old Mutual 2011-2020 Conservative Fund
      Institutional Class OTCDX                                                                                                    3

   Old Mutual 2011-2020 Moderate Fund
      Institutional Class OTMBX                                                                                                    7

   Old Mutual 2011-2020 Aggressive Fund
      Institutional Class OTAAX                                                                                                   11

   Old Mutual 2021-2030 Conservative Fund
      Institutional Class OTCEX                                                                                                   15

   Old Mutual 2021-2030 Moderate Fund
      Institutional Class OTMDX                                                                                                   19

   Old Mutual 2021-2030 Aggressive Fund
      Institutional Class OTACX                                                                                                   23

   Old Mutual 2031-2040 Conservative Fund
      Institutional Class OTCLX                                                                                                   27

   Old Mutual 2031-2040 Moderate Fund
      Institutional Class OTMEX                                                                                                   31

   Old Mutual 2031-2040 Aggressive Fund
      Institutional Class OTAEX                                                                                                   35

   Old Mutual 2041-2050 Conservative Fund
      Institutional Class OTCMX                                                                                                   39

   Old Mutual 2041-2050 Moderate Fund
      Institutional Class OTMGX                                                                                                   43

   Old Mutual 2041-2050 Aggressive Fund
      Institutional Class OTAGX                                                                                                   47

Statements of Assets and Liabilities                                                                                              53

Statements of Operations                                                                                                          56

Statements of Changes in Net Assets                                                                                               59

Financial Highlights                                                                                                              62

Notes to Financial Statements                                                                                                     63

Report of Independent Registered Public Accounting Firm                                                                           80

Notice to Shareholders                                                                                                            81

Proxy Voting and Portfolio Holdings                                                                                               82

Fund Expenses Example                                                                                                             83

Board of Trustees and Officers of the Trust                                                                                       84

ABOUT THIS REPORT

HISTORICAL RETURNS
____________________________________________________________________________________________________________________________________

All total returns mentioned in this report account for the change in a Fund's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund dividends and distributions in cash rather than reinvest them, your actual return may differ from these figures. The Funds' performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call toll-free at 888-772-2888 or visit oldmutualfunds.com for performance results current to the most recent month-end.

The Funds offer Institutional Class shares which are only available to eligible shareholders. Effective January 2, 2009, the Funds will also offer Class A shares. Performance results for short periods of time may not be representative of longer-term results. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

FUND DATA
____________________________________________________________________________________________________________________________________

This report reflects views, opinions, and Fund holdings as of December 31, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds. Opinions and forecasts regarding industries, companies and/or themes, and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice.
Percentage holdings as of December 31, 2008 are included in each Fund's Schedule of Investments. There is no assurance that the securities purchased will remain in a Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a Fund is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or
any other government agency.

COMPARATIVE INDEXES
____________________________________________________________________________________________________________________________________

The comparative indexes discussed in this report are meant to provide a basis for judging the Fund's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Fund may significantly differ in holdings and composition from the index and individuals cannot invest directly in an index.

Barclays Capital U.S. Aggregate Index

The unmanaged Barclays Capital U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The unmanaged index is market value-weighted inclusive of accrued interest.

Dow Jones Target Date Indexes

The Dow Jones Target Date Indexes (each an "Index" or collectively the "Indexes") are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance.

Standard & Poor's 500 Index

The unmanaged Standard & Poor's 500 ("S&P 500") Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

                                                                  1

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

The last year has been an extraordinary investment period marked by remarkable share price volatility and unprecedented levels of federal government intervention in financial markets. Decreasing demand for manufactured goods led to large scale layoffs and U.S.
unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S.
reported record numbers of foreclosures. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Equity markets were weak across the board, without regard to market capitalization or investment style. U.S.
stocks, as measured by the S&P 500 Index, declined by (37.00)% for the year ended December 31, 2008. The global economic outlook also remained negative as interest rates, currency markets, consumer demand, energy prices and earnings downgrades resulted in both a loss of confidence among investors and increased risk aversion.

After overseeing the sale of Bear Stearns to rival J.P. Morgan earlier in the year, the U.S. Federal Reserve Board and the U.S.
Treasury were once again in the spotlight as the U.S. Government seized control of Freddie Mac and Fannie Mae, injected $85 billion of taxpayer money into AIG, passed on a rescue plan for Lehman Brothers, temporarily banned short selling on a large number of stocks and announced a massive rescue plan for the financial markets with a $700 billion price tag, as well as providing a life line to the failing U.S. auto industry. Washington Mutual sold most of its operations to J.P. Morgan and Wachovia was purchased by Wells
Fargo.

Despite this challenging environment, sub-advisers to Old Mutual Funds III point out that strategic long-term investors may be rewarded, although they expect to see higher than normal volatility, making the journey painful. The sub-advisers believe that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in Old
Mutual Funds III. Please do not hesitate to contact us if there is anything we can do to better serve you. Feel free to contact me directly at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Funds III

                                                                  2

OLD MUTUAL 2011-2020 CONSERVATIVE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2011-2020 Conservative Fund (the "Fund") slightly outperformed its benchmark, the Dow Jones Target 2015 Index. The Fund's Institutional Class shares posted a (14.02)% return versus a (14.92)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of high yield bonds. Fund performance was also hurt by the performance of foreign equities. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Advantage Growth Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2011-2020 Conservative Fund (the "Fund") slightly outperformed its benchmark, the Dow Jones Target 2015 Index. The Fund's Institutional Class shares posted a (14.02)% return versus a (14.92)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 41% equity and 59% fixed income allocation and Ibbotson combines the S&P 500 Index, Barclays U.S. Aggregate Bond
     Index, and the 3-month Treasury bill to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of high yield bonds. Fund performance was also hurt by the performance of foreign equities. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                         2011-2020 Conservative Fund

                                                                  3

OLD MUTUAL 2011-2020 CONSERVATIVE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Core Bond Fund                                                      25.7%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          15.1%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                12.5%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                   9.5%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             7.7%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                 7.0%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                                4.5%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 3.8%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        3.0%
___________________________________________________________________________________

Old Mutual Large
Cap Growth Fund                                                             2.6%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           91.4%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Advantage Growth Fund, Old Mutual International Equity Fund and
     Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor. Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S. Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2011-2020 Conservative Fund

                                                                  4

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                          Inception          Inception
                                                                                            Date              to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                        03/03/08           (14.02)%
Dow Jones Target 2015 Index                                                                03/03/08           (14.92)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.10% and 0.81%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2011-2020
Conservative Fund,            Dow Jones Target
Institutional Class           2015 Index
  3/3/08           10,000                    10,000
12/31/08            8,598                     8,508

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                       0.8%
Cash Equivalents                        1.0%
Emerging Market-Equity                  0.6%
Government/Corporate                   56.9%
Growth                                  3.8%
Growth-Large Cap                        2.6%
International Equity                    7.0%
Market Neutral-Equity                   3.1%
Real Estate                             1.5%
Sector Fund-Real Estate                 0.8%
Value                                  19.5%
Value-Mid Cap                           1.5%
Value-Small Cap                         0.9%

                                                                  5

OLD MUTUAL 2011-2020 CONSERVATIVE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 100.4%                                        Value-Mid Cap - 1.6%
Aggressive Growth - 0.8%                                                   Old Mutual TS&W Mid-Cap Value Fund               904   $      5,580
Old Mutual Developing Growth Fund*               281   $      2,762                                                               ______________
                                                       ______________
                                                                           Total Value-Mid Cap                                           5,580
Total Aggressive Growth                                       2,762        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value-Small Cap - 1.0%
Emerging Market-Equity - 0.5%                                              Old Mutual Discover Value Fund                   563          3,404
Old Mutual Clay Finlay Emerging                                                                                                   ______________
   Markets Fund                                  265          2,034
                                                       ______________      Total Value-Small Cap                                         3,404
                                                                                                                                  ______________
Total Emerging Market-Equity                                  2,034
_____________________________________________________________________      Total Affiliated Mutual Funds (Cost $428,173)               359,876
                                                                           _____________________________________________________________________
Government/Corporate - 57.7%
Old Mutual Barrow Hanley Core Bond Fund        9,374         93,554        Money Market Fund - 1.0%
Old Mutual Dwight High Yield Fund              3,701         27,904        Dreyfus Cash Management Fund,
Old Mutual Dwight Intermediate                                                Institutional Class, 1.585% (A)             3,535          3,535
   Fixed Income Fund                           4,673         45,283                                                               ______________
Old Mutual Dwight Short Term
   Fixed Income Fund                             559          5,387        Total Money Market Fund (Cost $3,535)                         3,535
Old Mutual International Bond Fund             4,022         34,470        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 101.4% (Cost $431,708)                  363,411
Total Government/Corporate                                  206,598        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - (1.4)%                   (5,151)
Growth - 3.8%                                                              _____________________________________________________________________
Old Mutual Advantage Growth Fund               2,648         13,716
                                                       ______________      Total Net Assets - 100.0%                              $    358,260
                                                                           _____________________________________________________________________
Total Growth                                                 13,716
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 51.
Growth-Large Cap - 2.7%
Old Mutual Large Cap Growth Fund*                831          9,537
                                                       ______________

Total Growth-Large Cap                                        9,537
_____________________________________________________________________

International Equity - 7.1%
Old Mutual International Equity Fund           3,701         25,609
                                                       ______________

Total International Equity                                   25,609
_____________________________________________________________________

Market Neutral-Equity - 3.1%
Old Mutual Analytic U.S. Long/Short Fund       1,264         11,100
                                                       ______________

Total Market Neutral-Equity                                  11,100
_____________________________________________________________________

Real Estate - 1.5%
Old Mutual Heitman Global Real Estate
   Securities Fund*                              891          5,517
                                                       ______________

Total Real Estate                                             5,517
_____________________________________________________________________

Sector Fund-Real Estate - 0.8%
Old Mutual Heitman REIT Fund                     563          2,995
                                                       ______________

Total Sector Fund-Real Estate                                 2,995
_____________________________________________________________________

Value - 19.8%
Old Mutual Barrow Hanley Value Fund           11,738         54,816
Old Mutual Focused Fund                        1,030         16,208
                                                       ______________

Total Value                                                  71,024
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                  6

OLD MUTUAL 2011-2020 MODERATE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2011-2020 Moderate Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2015 Index. The Fund's Institutional Class shares posted a (21.26)% return versus a (14.92)%
     return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of high yield bonds. Fund performance was also hurt by the performance of foreign equities. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Analytic U.S. Long/Short Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2011-2020 Moderate Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2015 Index. The Fund's Institutional Class shares posted a (21.26)% return versus a (14.92)%
     return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late
     2007. The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June
     1980. Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S. Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 59% equity and 41% fixed income allocation and Ibbotson combines the S&P 500 Index, Barclays U.S. Aggregate Bond
     Index, and the 3-month Treasury bill to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of high yield bonds. Fund performance was also hurt by the performance of foreign equities. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                             2011-2020 Moderate Fund

                                                                  7

OLD MUTUAL 2011-2020 MODERATE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Core Bond Fund                                                      18.5%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          16.8%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                 9.2%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                 8.7%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                                8.0%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                   7.1%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        6.3%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             5.8%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 4.2%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          2.4%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           87.0%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Analytic U.S. Long/Short Fund, Old Mutual International Equity
     Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor.
     Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S.
     Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2011-2020 Moderate Fund

                                                                  8

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                                 Inception        Inception
                                                                                                   Date            to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                               03/03/08         (21.26)%
Dow Jones Target 2015 Index                                                                       03/03/08         (14.92)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.27% and 0.91%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2011-2020
Moderate Fund,                  Dow Jones Target
Institutional Class             2015 Index
  3/3/08           10,000                       10,000
12/31/08            7,874                        8,508

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                       0.8%
Cash Equivalents                        1.0%
Emerging Market-Equity                  1.0%
Government/Corporate                   42.5%
Growth                                  4.8%
Growth-Large Cap                        1.9%
Growth-Mid Cap                          1.2%
International Equity                    8.7%
Market Neutral-Equity                   6.3%
Real Estate                             1.7%
Sector Fund-Real Estate                 0.9%
Value                                  24.8%
Value-Mid Cap                           2.4%
Value-Small Cap                         2.0%

                                                                  9

OLD MUTUAL 2011-2020 MODERATE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 100.4%                                       Value - 25.2%
Aggressive Growth - 0.8%                                                   Old Mutual Barrow Hanley Value Fund           11,977   $     55,933
Old Mutual Developing Growth Fund*               280   $      2,755        Old Mutual Focused Fund                        1,694         26,651
                                                       ______________                                                             ______________

Total Aggressive Growth                                       2,755        Total Value                                                  82,584
_____________________________________________________________________      _____________________________________________________________________

Emerging Market-Equity - 1.0%                                              Value-Mid Cap - 2.4%
Old Mutual Clay Finlay Emerging                                            Old Mutual TS&W Mid-Cap Value Fund             1,292          7,971
   Markets Fund                                  409          3,133                                                               ______________
                                                       ______________
                                                                           Total Value-Mid Cap                                           7,971
Total Emerging Market-Equity                                  3,133        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value-Small Cap - 2.1%
Government/Corporate - 43.1%                                               Old Mutual Discover Value Fund                 1,117          6,760
Old Mutual Barrow Hanley Core Bond Fund        6,158         61,456                                                               ______________
Old Mutual Dwight High Yield Fund              2,563         19,326
Old Mutual Dwight Intermediate                                             Total Value-Small Cap                                         6,760
   Fixed Income Fund                           3,164         30,662                                                               ______________
Old Mutual Dwight Short Term
   Fixed Income Fund                             651          6,278        Total Affiliated Mutual Funds (Cost $419,081)               329,192
Old Mutual International Bond Fund             2,762         23,669        _____________________________________________________________________
                                                       ______________
                                                                           Money Market Fund - 1.0%
Total Government/Corporate                                  141,391        Dreyfus Cash Management Fund,
_____________________________________________________________________         Institutional Class, 1.585% (A)             3,231          3,231
                                                                                                                                  ______________
Growth - 4.9%
Old Mutual Advantage Growth Fund               2,650         13,728        Total Money Market Fund (Cost $3,231)                         3,231
Old Mutual Select Growth Fund*                   155          2,248        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 101.4% (Cost $422,312)                  332,423
Total Growth                                                 15,976        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - (1.4)%                   (4,451)
Growth-Large Cap - 1.9%                                                    _____________________________________________________________________
Old Mutual Large Cap Growth Fund*                552          6,338
                                                       ______________      Total Net Assets - 100.0%                              $    327,972
                                                                           _____________________________________________________________________
Total Growth-Large Cap                                        6,338
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 51.
Growth-Mid Cap - 1.2%
Old Mutual Provident Mid-Cap
   Growth Fund*                                  706          4,067
                                                       ______________

Total Growth-Mid Cap                                          4,067
_____________________________________________________________________

International Equity - 8.8%
Old Mutual International Equity Fund           4,152         28,734
                                                       ______________

Total International Equity                                   28,734
_____________________________________________________________________

Market Neutral-Equity - 6.4%
Old Mutual Analytic U.S. Long/Short Fund       2,392         20,997
                                                       ______________

Total Market Neutral-Equity                                  20,997
_____________________________________________________________________

Real Estate - 1.7%
Old Mutual Heitman Global Real Estate
   Securities Fund*                              887          5,490
                                                       ______________

Total Real Estate                                             5,490
_____________________________________________________________________

Sector Fund-Real Estate - 0.9%
Old Mutual Heitman REIT Fund                     563          2,996
                                                       ______________

Total Sector Fund-Real Estate                                 2,996
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 10

OLD MUTUAL 2011-2020 AGGRESSIVE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2011-2020 Aggressive Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2015 Index. The Fund's Institutional Class shares posted a (28.91)% return versus a
     (14.92)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of high yield bonds. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2011-2020 Aggressive Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2015 Index. The Fund's Institutional Class shares posted a (28.91)% return versus a
     (14.92)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 79% equity and 21% fixed income allocation and Ibbotson combines the S&P 500 Index, Barclays U.S. Aggregate Bond
     Index, and the 3-month Treasury bill to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of high yield bonds. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                          2011-2020 Aggressive Fund

                                                                 11

OLD MUTUAL 2011-2020 AGGRESSIVE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Value Fund                                                          18.9%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                14.6%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                               13.1%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Core Bond Fund                                                      10.2%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        7.9%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          6.5%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 5.3%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                   5.2%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             3.3%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                 2.9%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           87.9%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual
     Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor. Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S. Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2011-2020 Aggressive Fund

                                                                 12

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                                 Inception        Inception
                                                                                                   Date            to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                               03/03/08         (28.91)%
Dow Jones Target 2015 Index                                                                       03/03/08         (14.92)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.34% and 1.00%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2011-2020
Aggressive Fund,                  Dow Jones Target
Institutional Class               2015 Index
  3/3/08                  10,000                         10,000
12/31/08                   7,109                          8,508

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                 0.9%
Cash Equivalents                  1.0%
Emerging Market-Equity            1.5%
Government/Corporate             21.9%
Growth                            6.0%
Growth-Large Cap                  0.5%
Growth-Mid Cap                    1.8%
International Equity             14.6%
Market Neutral-Equity             7.9%
Real Estate                       1.7%
Sector Fund-Real Estate           0.9%
Value                            32.0%
Value-Mid Cap                     6.5%
Value-Small Cap                   2.8%

                                                                 13

OLD MUTUAL 2011-2020 AGGRESSIVE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 100.7%                                       Value - 32.5%
Aggressive Growth - 0.9%                                                   Old Mutual Barrow Hanley Value Fund           12,194   $     56,947
Old Mutual Developing Growth Fund*               281   $      2,766        Old Mutual Focused Fund                        2,499         39,306
                                                       ______________                                                             ______________

Total Aggressive Growth                                       2,766        Total Value                                                  96,253
_____________________________________________________________________      _____________________________________________________________________

Emerging Market-Equity - 1.6%                                              Value-Mid Cap - 6.6%
Old Mutual Clay Finlay Emerging                                            Old Mutual TS&W Mid-Cap Value Fund             3,175         19,586
   Markets Fund                                  598          4,583                                                               ______________
                                                       ______________
                                                                           Total Value-Mid Cap                                          19,586
Total Emerging Market-Equity                                  4,583        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value-Small Cap - 2.9%
Government/Corporate - 22.2%                                               Old Mutual Discover Value Fund                 1,418          8,579
Old Mutual Barrow Hanley Core Bond Fund        3,080         30,742                                                                _____________
Old Mutual Dwight High Yield Fund              1,325          9,991
Old Mutual Dwight Intermediate                                             Total Value-Small Cap                                         8,579
   Fixed Income Fund                             912          8,833                                                                _____________
Old Mutual Dwight Short Term
   Fixed Income Fund                              70            671        Total Affiliated Mutual Funds (Cost $412,311)               298,258
Old Mutual International Bond Fund             1,825         15,638        _____________________________________________________________________
                                                       ______________
                                                                           Money Market Fund - 1.0%
Total Government/Corporate                                   65,875        Dreyfus Cash Management Fund,
_____________________________________________________________________         Institutional Class, 1.585% (A)             2,910          2,910
                                                                                                                                  ______________
Growth - 6.1%
Old Mutual Advantage Growth Fund               3,060         15,851        Total Money Market Fund (Cost $2,910)                         2,910
Old Mutual Select Growth Fund*                   148          2,159        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 101.7% (Cost $415,221)                  301,168
Total Growth                                                 18,010        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - (1.7)%                   (4,920)
Growth-Large Cap - 0.5%                                                    _____________________________________________________________________
Old Mutual Large Cap Growth Fund*                121          1,386
                                                       ______________      Total Net Assets - 100.0%                              $    296,248
                                                                           _____________________________________________________________________
Total Growth-Large Cap                                        1,386
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 51.
Growth-Mid Cap - 1.8%
Old Mutual Provident Mid-Cap
   Growth Fund*                                  931          5,360
                                                       ______________

Total Growth-Mid Cap                                          5,360
_____________________________________________________________________

International Equity - 14.9%
Old Mutual International Equity Fund           6,361         44,020
                                                       ______________

Total International Equity                                   44,020
_____________________________________________________________________

Market Neutral-Equity - 8.1%
Old Mutual Analytic U.S. Long/Short Fund       2,728         23,954
                                                       ______________

Total Market Neutral-Equity                                  23,954
_____________________________________________________________________

Real Estate - 1.7%
Old Mutual Heitman Global Real Estate
   Securities Fund*                              828          5,128
                                                       ______________

Total Real Estate                                             5,128
_____________________________________________________________________

Sector Fund-Real Estate - 0.9%
Old Mutual Heitman REIT Fund                     518          2,758
                                                       ______________

Total Sector Fund-Real Estate                                 2,758
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 14

OLD MUTUAL 2021-2030 CONSERVATIVE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2021-2030 Conservative Fund (the "Fund") outperformed its benchmark, the Dow Jones Target 2025 Index. The Fund's Institutional Class shares posted a (19.93)% return versus a
     (23.94)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of high yield bonds. Fund performance was also hurt by the performance of foreign equities. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Analytic U.S. Long/Short Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2021-2030 Conservative Fund (the "Fund") outperformed its benchmark, the Dow Jones Target 2025 Index. The Fund's Institutional Class shares posted a (19.93)% return versus a
     (23.94)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 55% equity and 45% fixed income allocation and Ibbotson combines the S&P 500 Index, Barclays U.S. Aggregate Bond
     Index, and the 3-month Treasury bill to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of high yield bonds. Fund performance was also hurt by the performance of foreign equities. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                         2021-2030 Conservative Fund

                                                                 15

OLD MUTUAL 2021-2030 CONSERVATIVE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Core Bond Fund                                                      16.8%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          16.7%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                10.3%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                   9.1%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                 8.5%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             7.1%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                                6.7%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        5.7%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 4.2%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          3.0%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           88.1%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Analytic U.S. Long/Short Fund, Old Mutual International Equity
     Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor.
     Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S.
     Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2021-2030 Conservative Fund

                                                                 16

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                              Inception           Inception
                                                                                                 Date              to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                            03/03/08            (19.93)%
Dow Jones Target 2025 Index                                                                    03/03/08            (23.94)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.23% and 0.92%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2021-2030
Conservative Fund,                Dow Jones Target
Institutional Class               2025 Index
 3/03/08                    10,000                           10,000
12/31/08                     8,007                            7,606

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional
Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                       0.8%
Cash Equivalents                        1.0%
Emerging Market-Equity                  1.2%
Government/Corporate                   42.7%
Growth                                  4.2%
Growth-Large Cap                        2.5%
Growth-Mid Cap                          1.2%
International Equity                   10.3%
Market Neutral-Equity                   5.7%
Real Estate                             1.5%
Sector Fund-Real Estate                 0.8%
Value                                  23.4%
Value-Mid Cap                           3.0%
Value-Small Cap                         1.7%

                                                                 17

OLD MUTUAL 2021-2030 CONSERVATIVE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

                                                                           Value - 23.6%
Affiliated Mutual Funds (1) - 100.1%                                       Old Mutual Barrow Hanley Value Fund           12,066   $     56,348
Aggressive Growth - 0.8%                                                   Old Mutual Focused Fund                        1,426         22,430
Old Mutual Developing Growth Fund*               279   $      2,749                                                               ______________
                                                       ______________
                                                                           Total Value                                                  78,778
Total Aggressive Growth                                       2,749        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value-Mid Cap - 3.1%
Emerging Market-Equity - 1.2%                                              Old Mutual TS&W Mid-Cap Value Fund             1,645         10,151
Old Mutual Clay Finlay Emerging                                                                                                   ______________
   Markets Fund                                  527          4,041
                                                       ______________      Total Value-Mid Cap                                          10,151
                                                                           _____________________________________________________________________
Total Emerging Market-Equity                                  4,041
_____________________________________________________________________      Value-Small Cap - 1.7%
                                                                           Old Mutual Discover Value Fund                   950          5,749
Government/Corporate - 43.2%                                                                                                      ______________
Old Mutual Barrow Hanley Core Bond Fund        5,693         56,815
Old Mutual Dwight High Yield Fund              3,197         24,105        Total Value-Small Cap                                         5,749
Old Mutual Dwight Intermediate Fixed                                                                                              ______________
   Income Fund                                 2,950         28,585
Old Mutual Dwight Short Term Fixed                                         Total Affiliated Mutual Funds (Cost $420,174)               334,067
   Income Fund                                   429          4,129        _____________________________________________________________________
Old Mutual International Bond Fund             3,567         30,570
                                                       ______________      Money Market Fund - 1.0%
                                                                           Dreyfus Cash Management Fund,
Total Government/Corporate                                  144,204           Institutional Class, 1.585% (A)             3,286          3,286
_____________________________________________________________________                                                             ______________

Growth - 4.2%                                                              Total Money Market Fund (Cost $3,286)                         3,286
Old Mutual Advantage Growth Fund               2,706         14,017        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 101.1% (Cost $423,460)                  337,353
Total Growth                                                 14,017        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - (1.1)%                   (3,602)
Growth-Large Cap - 2.5%                                                    _____________________________________________________________________
Old Mutual Large Cap Growth Fund*                733          8,412
                                                       ______________      Total Net Assets - 100.0%                              $    333,751
                                                                           _____________________________________________________________________
Total Growth-Large Cap                                        8,412
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 51.
Growth-Mid Cap - 1.2%
Old Mutual Provident Mid-Cap
   Growth Fund*                                  704          4,057
                                                       ______________

Total Growth-Mid Cap                                          4,057
_____________________________________________________________________

International Equity - 10.4%
Old Mutual International Equity Fund           5,020         34,740
                                                       ______________

Total International Equity                                   34,740

_____________________________________________________________________

Market Neutral-Equity - 5.8%
Old Mutual Analytic U.S. Long/Short Fund       2,202         19,335
                                                       ______________

Total Market Neutral-Equity                                  19,335
_____________________________________________________________________

Real Estate - 1.6%
Old Mutual Heitman Global Real Estate
   Securities Fund*                              823          5,094
                                                       ______________

Total Real Estate                                             5,094
_____________________________________________________________________

Sector Fund-Real Estate - 0.8%
Old Mutual Heitman REIT Fund                     515          2,740
                                                       ______________

Total Sector Fund-Real Estate                                 2,740
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 18

OLD MUTUAL 2021-2030 MODERATE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2021-2030 Moderate Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2025 Index. The Fund's Institutional Class shares posted a (27.78)% return versus a (23.94)%
     return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of foreign developed equities. Fund performance was also hurt by the performance of high yield bonds and emerging markets equities. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2021-2030 Moderate Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2025 Index. The Fund's Institutional Class shares posted a (27.78)% return versus a (23.94)%
     return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 75% equity and 25% fixed income allocation and Ibbotson combines the S&P 500 Index, Barclays U.S. Aggregate Bond
     Index, and the 3-month Treasury bill to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of foreign developed equities. Fund performance was also hurt by the performance of high yield bonds and emerging markets equities. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                             2021-2030 Moderate Fund

                                                                 19

OLD MUTUAL 2021-2030 MODERATE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Value Fund                                                          23.3%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                14.4%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                               11.2%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Core Bond Fund                                                       8.2%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        7.3%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          5.2%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 5.2%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                   5.1%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             4.6%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                 4.0%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           88.5%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual
     Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor.
     Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S.
     Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2021-2030 Moderate Fund

                                                                 20

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                                       Inception     Inception
                                                                                                         Date         to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                                    03/03/08       (27.78)%
Dow Jones Target 2025 Index                                                                            03/03/08       (23.94)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.36% and 1.00%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2021-2030
Moderate Fund,              Dow Jones Target
Institutional Class         2025 Index
  3/3/08           10,000                   10,000
12/31/08            7,222                    7,606

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional
Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                  0.9%
Cash Equivalents                   1.0%
Emerging Market-Equity             1.7%
Government/Corporate              21.9%
Growth                             5.9%
Growth-Large Cap                   0.4%
Growth-Mid Cap                     1.6%
International Equity              14.4%
Market Neutral-Equity              7.3%
Real Estate                        1.7%
Sector Fund-Real Estate            0.9%
Value                             34.5%
Value-Mid Cap                      5.2%
Value-Small Cap                    2.6%

                                                                 21

OLD MUTUAL 2021-2030 MODERATE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares           Value           Description                               Shares           Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 100.3%                                       Value - 34.9%
Aggressive Growth - 0.9%                                                   Old Mutual Barrow Hanley Value Fund           15,185   $     70,915
Old Mutual Developing Growth Fund*               280   $      2,753        Old Mutual Focused Fund                        2,175         34,207
                                                       ______________                                                             ______________

Total Aggressive Growth                                       2,753        Total Value                                                 105,122
_____________________________________________________________________      _____________________________________________________________________

Emerging Market-Equity - 1.7%                                              Value-Mid Cap - 5.3%
Old Mutual Clay Finlay Emerging                                            Old Mutual TS&W Mid-Cap Value Fund             2,580         15,920
   Markets Fund                                  686          5,260                                                               ______________
                                                       ______________
                                                                           Total Value-Mid Cap                                          15,920
Total Emerging Market-Equity                                  5,260        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value-Small Cap - 2.7%
Government/Corporate - 22.2%                                               Old Mutual Discover Value Fund                 1,316          7,960
Old Mutual Barrow Hanley Core Bond Fund        2,518         25,135                                                               ______________
Old Mutual Dwight High Yield Fund              1,853         13,972
Old Mutual Dwight Intermediate Fixed                                       Total Value-Small Cap                                         7,960
   Income Fund                                 1,260         12,207                                                               ______________
Old Mutual International Bond Fund             1,821         15,610
                                                       ______________      Total Affiliated Mutual Funds (Cost $411,557)               302,142
                                                                           _____________________________________________________________________
Total Government/Corporate                                   66,924
_____________________________________________________________________      Money Market Fund - 1.0%
                                                                           Dreyfus Cash Management Fund,
Growth - 6.0%                                                                 Institutional Class, 1.585% (A)             2,956          2,956
Old Mutual Advantage Growth Fund               3,058         15,838                                                               ______________
Old Mutual Select Growth Fund*                   156          2,267
                                                       ______________      Total Money Market Fund (Cost $2,956)                         2,956
                                                                           _____________________________________________________________________
Total Growth                                                 18,105
_____________________________________________________________________      Total Investments - 101.3% (Cost $414,513)                  305,098
                                                                           _____________________________________________________________________
Growth-Large Cap - 0.4%
Old Mutual Large Cap Growth Fund*                112          1,282        Other Assets and Liabilities, Net - (1.3)%                   (3,973)
                                                       ______________      _____________________________________________________________________

Total Growth-Large Cap                                        1,282        Total Net Assets - 100.0%                              $    301,125
_____________________________________________________________________      _____________________________________________________________________

Growth-Mid Cap - 1.6%                                                      For descriptions of abbreviations and footnotes, please refer to
Old Mutual Provident Mid-Cap                                               page 51.
   Growth Fund*                                  840          4,836
                                                       ______________

Total Growth-Mid Cap                                          4,836
_____________________________________________________________________

International Equity - 14.6%
Old Mutual International Equity Fund           6,359         44,006
                                                       ______________

Total International Equity                                   44,006
_____________________________________________________________________

Market Neutral-Equity - 7.4%
Old Mutual Analytic U.S. Long/Short Fund       2,520         22,130
                                                       ______________

Total Market Neutral-Equity                                  22,130
_____________________________________________________________________

Real Estate - 1.7%
Old Mutual Heitman Global Real Estate
   Securities Fund*                              823          5,093
                                                       ______________

Total Real Estate                                             5,093
_____________________________________________________________________

Sector Fund-Real Estate - 0.9%
Old Mutual Heitman REIT Fund                     517          2,751
                                                       ______________

Total Sector Fund-Real Estate                                 2,751
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 22

OLD MUTUAL 2021-2030 AGGRESSIVE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2021-2030 Aggressive Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2025 Index. The Fund's Institutional Class shares posted a (33.72)% return versus a
     (23.94)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of high yield bonds. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Analytic U.S. Long/Short Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2021-2030 Aggressive Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2025 Index. The Fund's Institutional Class shares posted a (33.72)% return versus a
     (23.94)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 92% equity and 8% fixed income allocation and Ibbotson combines the S&P 500 Index, Barclays U.S. Aggregate Bond
     Index, and the 3-month Treasury bill to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of high yield bonds. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                           2021-2030 Aggressive Fund

                                                                 23

OLD MUTUAL 2021-2030 AGGRESSIVE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Value Fund                                                          21.2%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                19.9%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                               15.2%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                       11.8%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          6.5%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 5.3%
___________________________________________________________________________________

Old Mutual Discover
Value Fund                                                                  4.4%
___________________________________________________________________________________

Old Mutual Clay Finlay
Emerging Markets Fund                                                       2.7%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Core Bond Fund                                                       1.6%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                   1.5%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           90.1%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Analytic U.S. Long/Short Fund, Old Mutual International Equity
     Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor. Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S. Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2021-2030 Aggressive Fund

                                                                 24

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                                       Inception       Inception
                                                                                                         Date           to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                                     03/03/08        (33.72)%
Dow Jones Target 2025 Index                                                                             03/03/08        (23.94)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.42% and 1.06%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2021-2030
Aggressive Fund,            Dow Jones Target
Institutional Class         2025 Index
  3/3/08          10,000                    10,000
12/31/08           6,628                     7,606

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                   1.0%
Cash Equivalents                    1.0%
Emerging Market-Equity              2.6%
Government/Corporate                4.7%
Growth                              6.8%
Growth-Large Cap                    0.4%
Growth-Mid Cap                      1.5%
International Equity               19.9%
Market Neutral-Equity              11.8%
Real Estate                         1.3%
Sector Fund-Real Estate             0.7%
Value                              36.4%
Value-Mid Cap                       7.5%
Value-Small Cap                     4.4%

                                                                 25

OLD MUTUAL 2021-2030 AGGRESSIVE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares            Value          Description                               Shares            Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 100.0%                                       Value - 36.7%
Aggressive Growth - 1.0%                                                   Old Mutual Barrow Hanley Value Fund           12,658   $     59,113
Old Mutual Developing Growth Fund*               279   $      2,744        Old Mutual Focused Fund                        2,691         42,326
                                                       ______________                                                             ______________

Total Aggressive Growth                                       2,744        Total Value                                                 101,439
_____________________________________________________________________      _____________________________________________________________________

Emerging Market-Equity - 2.7%                                              Value-Mid Cap - 7.6%
Old Mutual Clay Finlay Emerging                                            Old Mutual Mid-Cap Fund*                         380          2,825
   Markets Fund                                  967          7,416        Old Mutual TS&W Mid-Cap Value Fund             2,958         18,252
                                                       ______________                                                             ______________

Total Emerging Market-Equity                                  7,416        Total Value-Mid Cap                                          21,077
_____________________________________________________________________      _____________________________________________________________________

Government/Corporate - 4.8%                                                Value-Small Cap - 4.4%
Old Mutual Barrow Hanley Core Bond Fund          440          4,388        Old Mutual Discover Value Fund                 2,020         12,220
Old Mutual Dwight High Yield Fund                475          3,585                                                               ______________
Old Mutual Dwight Intermediate Fixed
   Income Fund                                    92            894        Total Value-Small Cap                                        12,220
Old Mutual International Bond Fund               501          4,291                                                               ______________
                                                       ______________
                                                                           Total Affiliated Mutual Funds (Cost $402,605)               276,256
Total Government/Corporate                                   13,158        _____________________________________________________________________
_____________________________________________________________________
                                                                           Money Market Fund - 1.0%
Growth - 6.8%                                                              Dreyfus Cash Management Fund,
Old Mutual Advantage Growth Fund               2,874         14,890           Institutional Class, 1.585% (A)             2,708          2,708
Old Mutual Select Growth Fund*                   275          4,001                                                               ______________
                                                       ______________
                                                                           Total Money Market Fund (Cost $2,708)                         2,708
Total Growth                                                 18,891        _____________________________________________________________________
_____________________________________________________________________
                                                                           Total Investments - 101.0% (Cost $405,313)                  278,964
Growth-Large Cap - 0.4%                                                    _____________________________________________________________________
Old Mutual Large Cap Growth Fund*                100          1,145
                                                       ______________      Other Assets and Liabilities, Net - (1.0)%                   (2,675)
                                                                           _____________________________________________________________________
Total Growth-Large Cap                                        1,145
_____________________________________________________________________      Total Net Assets - 100.0%                              $    276,289
                                                                           _____________________________________________________________________
Growth-Mid Cap - 1.5%
Old Mutual Provident Mid-Cap                                               For descriptions of abbreviations and footnotes, please refer to
   Growth Fund*                                  709          4,086        page 51.
                                                       ______________

Total Growth-Mid Cap                                          4,086
_____________________________________________________________________

International Equity - 20.1%
Old Mutual International Equity Fund           8,015         55,467
                                                       ______________

Total International Equity                                   55,467
_____________________________________________________________________

Market Neutral-Equity - 12.0%
Old Mutual Analytic U.S. Long/Short Fund       3,762         33,031
                                                       ______________

Total Market Neutral-Equity                                  33,031
_____________________________________________________________________

Real Estate - 1.3%
Old Mutual Heitman Global Real Estate
   Securities Fund*                              587          3,635
                                                       ______________

Total Real Estate                                             3,635
_____________________________________________________________________

Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund                     366          1,947
                                                       ______________

Total Sector Fund-Real Estate                                 1,947
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 26

OLD MUTUAL 2031-2040 CONSERVATIVE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2031-2040 Conservative Fund (the "Fund") outperformed its benchmark, the Dow Jones Target 2035 Index. The Fund's Institutional Class shares posted a (22.62)% return versus a
     (30.47)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of high yield bonds. Fund performance was also hurt by the performance of foreign equities. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Analytic U.S. Long/Short Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2031-2040 Conservative Fund (the "Fund") outperformed its benchmark, the Dow Jones Target 2035 Index. The Fund's Institutional Class shares posted a (22.62)% return versus a
     (30.47)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 62% equity and 38% fixed income allocation and Ibbotson combines the S&P 500 Index and the Barclays U.S.
     Aggregate Bond Index to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of high yield bonds. Fund performance was also hurt by the performance of foreign equities. On the positive side,
     U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                         2031-2040 Conservative Fund

                                                                 27

OLD MUTUAL 2031-2040 CONSERVATIVE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Core Bond Fund                                                      15.8%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          14.8%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                12.0%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                  10.2%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                                8.3%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                 7.4%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             6.2%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        5.9%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          4.2%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 3.5%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           88.3%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Analytic U.S. Long/Short Fund, Old Mutual International Equity
     Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor. Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S. Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2031-2040 Conservative Fund

                                                                 28

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                                       Inception       Inception
                                                                                                         Date           to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                                     03/03/08        (22.62)%
Dow Jones Target 2035 Index                                                                             03/03/08        (30.47)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.30% and 0.99%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2031-2040
Conservative Fund,           Dow Jones Target
Institutional Class          2035 Index
  3/3/08              10,000                   10,000
12/31/08               7,738                    6,953

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                            0.9%
Cash Equivalents                             1.0%
Emerging Market-Equity                       1.5%
Government/Corporate                        39.6%
Growth                                       4.1%
Growth-Large Cap                             2.5%
Growth-Mid Cap                               1.6%
International Equity                        12.0%
Market Neutral-Equity                        5.9%
Real Estate                                  1.3%
Sector Fund-Real Estate                      0.7%
Value                                       23.1%
Value-Mid Cap                                4.2%
Value-Small Cap                              1.6%

                                                                 29

OLD MUTUAL 2031-2040 CONSERVATIVE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares            Value          Description                               Shares            Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 100.4%                                       Sector Fund-Real Estate - 0.7%
Aggressive Growth - 0.8%                                                   Old Mutual Heitman REIT Fund                     428   $      2,278
Old Mutual Developing Growth Fund*               281   $      2,759                                                               ______________
                                                       ______________
                                                                           Total Sector Fund-Real Estate                                 2,278
Total Aggressive Growth                                       2,759        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value - 23.4%
Emerging Market-Equity - 1.5%                                              Old Mutual Barrow Hanley Value Fund           10,325         48,215
Old Mutual Clay Finlay Emerging                                            Old Mutual Focused Fund                        1,730         27,217
   Markets Fund                                  624          4,785                                                               ______________
                                                       ______________
                                                                           Total Value                                                  75,432
Total Emerging Market-Equity                                  4,785        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value-Mid Cap - 4.3%
Government/Corporate - 40.1%                                               Old Mutual TS&W Mid-Cap Value Fund             2,231         13,763
Old Mutual Barrow Hanley                                                                                                          ______________
   Core Bond Fund                              5,168         51,577
Old Mutual Dwight High Yield Fund              2,698         20,345        Total Value-Mid Cap                                          13,763
Old Mutual Dwight Intermediate                                             _____________________________________________________________________
   Fixed Income Fund                           2,487         24,099
Old Mutual International Bond Fund             3,888         33,321        Value-Small Cap - 1.6%
                                                       ______________      Old Mutual Discover Value Fund                   861          5,210
                                                                                                                                  ______________
Total Government/Corporate                                  129,342
_____________________________________________________________________      Total Value-Small Cap                                         5,210
                                                                                                                                  ______________
Growth - 4.2%
Old Mutual Advantage Growth Fund               2,174         11,263        Total Affiliated Mutual Funds (Cost $419,728)               323,710
Old Mutual Select Growth Fund*                   155          2,253        _____________________________________________________________________
                                                       ______________
                                                                           Money Market Fund - 1.0%
Total Growth                                                 13,516        Dreyfus Cash Management Fund,
_____________________________________________________________________         Institutional Class, 1.585% (A)             3,175          3,175
                                                                                                                                  ______________
Growth-Large Cap - 2.6%
Old Mutual Large Cap Growth Fund*                721          8,281        Total Money Market Fund (Cost $3,175)                         3,175
                                                       ______________      _____________________________________________________________________

Total Growth-Large Cap                                        8,281        Total Investments - 101.4% (Cost $422,903)                  326,885
_____________________________________________________________________      _____________________________________________________________________

Growth-Mid Cap - 1.7%                                                      Other Assets and Liabilities, Net - (1.4)%                   (4,370)
Old Mutual Provident Mid-Cap                                               _____________________________________________________________________
   Growth Fund*                                  929          5,348
                                                       ______________      Total Net Assets - 100.0%                              $    322,515
                                                                           _____________________________________________________________________
Total Growth-Mid Cap                                          5,348
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 51.
International Equity - 12.2%
Old Mutual International Equity Fund           5,681         39,311
                                                       ______________

Total International Equity                                   39,311
_____________________________________________________________________

Market Neutral-Equity - 6.0%
Old Mutual Analytic
   U.S. Long/Short Fund                        2,210         19,406
                                                       ______________

Total Market Neutral-Equity                                  19,406
_____________________________________________________________________

Real Estate - 1.3%
Old Mutual Heitman Global Real
   Estate Securities Fund*                       691          4,279
                                                       ______________

Total Real Estate                                             4,279
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 30

OLD MUTUAL 2031-2040 MODERATE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2031-2040 Moderate Fund (the "Fund") slightly underperformed its benchmark, the Dow Jones Target 2035 Index. The Fund's Institutional Class shares posted a (30.80)% return versus a (30.47)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of high yield bonds. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2031-2040 Moderate Fund (the "Fund") slightly underperformed its benchmark, the Dow Jones Target 2035 Index. The Fund's Institutional Class shares posted a (30.80)% return versus a (30.47)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 83% equity and 17% fixed income allocation and Ibbotson combines the S&P 500 Index and Barclays U.S. Aggregate
     Bond Index to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of high yield bonds. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                             2031-2040 Moderate Fund

                                                                 31

OLD MUTUAL 2031-2040 MODERATE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)
Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Value Fund                                                          18.2%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                18.1%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                               13.5%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        8.1%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Core Bond Fund                                                       6.4%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          6.2%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                   5.4%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 4.9%
___________________________________________________________________________________

Old Mutual Discover
Value Fund                                                                  4.0%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             3.1%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           87.9%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual
     Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor. Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S. Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2031-2040 Moderate Fund

                                                                 32

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                                    Inception        Inception
                                                                                                      Date           to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                                 03/03/08          (30.80)%
Dow Jones Target 2035 Index                                                                         03/03/08          (30.47)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

*  Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.40% and 1.04%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2031-2040
Moderate Fund,                    Dow Jones Target
Institutional Class               2035 Index
  3/3/08                    10,000                         10,000
12/31/08                     6,920                          6,953

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional
Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                      0.9%
Cash Equivalents                       1.0%
Emerging Market-Equity                 2.8%
Government/Corporate                  17.1%
Growth                                 6.0%
Growth-Large Cap                       0.4%
Growth-Mid Cap                         1.8%
International Equity                  18.1%
Market Neutral-Equity                  8.1%
Real Estate                            1.2%
Sector Fund-Real Estate                0.7%
Value                                 31.7%
Value-Mid Cap                          6.2%
Value-Small Cap                        4.0%

                                                                 33

OLD MUTUAL 2031-2040 MODERATE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares       Value           Description                                   Shares       Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 100.8%                                       Sector Fund-Real Estate - 0.7%
Aggressive Growth - 1.0%                                                   Old Mutual Heitman REIT Fund                     371   $      1,974
Old Mutual Developing Growth Fund*               281   $      2,765                                                               ______________
                                                       ______________
                                                                           Total Sector Fund-Real Estate                                 1,974
Total Aggressive Growth                                       2,765        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value - 32.2%
Emerging Market-Equity - 2.8%                                              Old Mutual Barrow Hanley Value Fund           11,457         53,505
Old Mutual Clay Finlay Emerging                                            Old Mutual Focused Fund                        2,511         39,504
   Markets Fund                                1,053          8,075                                                               ______________
                                                       ______________
                                                                           Total Value                                                  93,009
Total Emerging Market-Equity                                  8,075        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value-Mid Cap - 6.3%
Government/Corporate - 17.4%                                               Old Mutual TS&W Mid-Cap Value Fund             2,939         18,135
Old Mutual Barrow Hanley                                                                                                          ______________
   Core Bond Fund                              1,873         18,694
Old Mutual Dwight High Yield Fund              1,209          9,114        Total Value-Mid Cap                                          18,135
Old Mutual Dwight Intermediate                                             _____________________________________________________________________
   Fixed Income Fund                             674          6,531
Old Mutual International Bond Fund             1,843         15,790        Value-Small Cap - 4.0%
                                                       ______________      Old Mutual Discover Value Fund                 1,927         11,659
                                                                                                                                  ______________
Total Government/Corporate                                   50,129
_____________________________________________________________________      Total Value-Small Cap                                        11,659
                                                                                                                                  ______________
Growth - 6.1%
Old Mutual Advantage Growth Fund               2,770         14,346        Total Affiliated Mutual Funds (Cost $410,438)               290,665
Old Mutual Select Growth Fund*                   223          3,241        _____________________________________________________________________
                                                       ______________
                                                                           Money Market Fund - 1.0%
Total Growth                                                 17,587        Dreyfus Cash Management Fund,
_____________________________________________________________________         Institutional Class, 1.585% (A)             2,831          2,831
                                                                                                                                  ______________
Growth-Large Cap - 0.4%
Old Mutual Large Cap Growth Fund*                 99          1,142        Total Money Market Fund (Cost $2,831)                         2,831
                                                       ______________      _____________________________________________________________________

Total Growth-Large Cap                                        1,142        Total Investments - 101.8% (Cost $413,269)                  293,496
_____________________________________________________________________      _____________________________________________________________________

Growth-Mid Cap - 1.9%                                                      Other Assets and Liabilities, Net - (1.8)%                   (5,084)
Old Mutual Provident Mid-Cap                                               _____________________________________________________________________
   Growth Fund*                                  942          5,425
                                                       ______________      Total Net Assets - 100.0%                              $    288,412
                                                                           _____________________________________________________________________
Total Growth-Mid Cap                                          5,425
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 51.
International Equity - 18.4%
Old Mutual International Equity Fund           7,693         53,237
                                                       ______________

Total International Equity                                   53,237
_____________________________________________________________________

Market Neutral-Equity - 8.3%
Old Mutual Analytic
   U.S. Long/Short Fund                        2,719         23,869
                                                       ______________

Total Market Neutral-Equity                                  23,869
_____________________________________________________________________

Real Estate - 1.3%
Old Mutual Heitman Global Real
   Estate Securities Fund*                       591          3,659
                                                       ______________

Total Real Estate                                             3,659
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 34

OLD MUTUAL 2031-2040 AGGRESSIVE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2031-2040 Aggressive Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2035 Index. The Fund's Institutional Class shares posted a (34.84)% return versus a
     (30.47)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of mid-cap growth and large-cap growth domestic equities. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual Large Cap Growth
     Fund also contributed to performance.

o    Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2031-2040 Aggressive Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2035 Index. The Fund's Institutional Class shares posted a (34.84)% return versus a
     (30.47)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 96% equity and 4% fixed income allocation and Ibbotson combines the S&P 500 Index and the Barclays U.S.
     Aggregate Bond Index to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of mid-cap growth and large-cap growth domestic equities. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                           2031-2040 Aggressive Fund

                                                                 35

OLD MUTUAL 2031-2040 AGGRESSIVE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual International
Equity Fund                                                                22.6%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          20.8%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                               15.4%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                       11.1%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          7.0%
___________________________________________________________________________________

Old Mutual Discover
Value Fund                                                                  5.6%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 5.4%
___________________________________________________________________________________

Old Mutual Clay Finlay
Emerging Markets Fund                                                       2.9%
___________________________________________________________________________________

Old Mutual Select
Growth Fund                                                                 1.9%
___________________________________________________________________________________

Old Mutual Heitman
Global Real Estate
Securities Fund                                                             1.3%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           94.0%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual Large Cap Growth Fund also contributed to performance. Old Mutual
     Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor. Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S. Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2031-2040 Aggressive Fund

                                                                 36

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008

____________________________________________________________________________________________________________________________________

                                                                                                    Inception        Inception
                                                                                                      Date           to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                                 03/03/08          (34.84)%
Dow Jones Target 2035 Index                                                                         03/03/08          (30.47)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.44% and 1.08%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2031-2040
Aggressive Fund,             Dow Jones Target
Institutional Class          2035 Index
  3/3/08                 10,000                    10,000
12/31/08                  6,516                     6,953

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional
Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                   1.0%
Cash Equivalents                    1.0%
Emerging Market-Equity              2.9%
Government/Corporate                0.9%
Growth                              7.3%
Growth-Large Cap                    0.4%
Growth-Mid Cap                      1.0%
International Equity               22.6%
Market Neutral-Equity              11.1%
Real Estate                         1.3%
Sector Fund-Real Estate             0.7%
Value                              36.2%
Value-Mid Cap                       8.0%
Value-Small Cap                     5.6%

                                                                 37

OLD MUTUAL 2031-2040 AGGRESSIVE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares       Value           Description                                   Shares       Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 100.1%                                       Value - 36.6%
Aggressive Growth - 1.0%                                                   Old Mutual Barrow Hanley Value Fund           12,210   $     57,020
Old Mutual Developing Growth Fund*               279   $      2,748        Old Mutual Focused Fund                        2,694         42,380
                                                       ______________                                                             ______________

Total Aggressive Growth                                       2,748        Total Value                                                  99,400
_____________________________________________________________________      _____________________________________________________________________

Emerging Market-Equity - 3.0%                                              Value-Mid Cap - 8.1%
Old Mutual Clay Finlay Emerging                                            Old Mutual Mid-Cap Fund*                         372          2,766
   Markets Fund                                1,053          8,081        Old Mutual TS&W Mid-Cap Value Fund             3,100         19,127
                                                       ______________                                                             ______________

Total Emerging Market-Equity                                  8,081        Total Value-Mid Cap                                          21,893
_____________________________________________________________________      _____________________________________________________________________

Government/Corporate - 0.9%                                                Value-Small Cap - 5.7%
Old Mutual Barrow Hanley                                                   Old Mutual Discover Value Fund                 2,546         15,404
   Core Bond Fund                                242          2,420                                                               ______________
Old Mutual Dwight High Yield Fund                  5             34
Old Mutual International Bond Fund                 5             42        Total Value-Small Cap                                        15,404
                                                       ______________                                                             ______________

Total Government/Corporate                                    2,496        Total Affiliated Mutual Funds (Cost $401,338)               271,929
_____________________________________________________________________      _____________________________________________________________________

Growth - 7.4%                                                              Money Market Fund - 1.0%
Old Mutual Advantage Growth Fund               2,854         14,786        Dreyfus Cash Management Fund,
Old Mutual Select Growth Fund*                   360          5,239           Institutional Class, 1.585% (A)             2,662          2,662
                                                       ______________                                                             ______________

Total Growth                                                 20,025        Total Money Market Fund (Cost $2,662)                         2,662
_____________________________________________________________________      _____________________________________________________________________

Growth-Large Cap - 0.4%                                                    Total Investments - 101.1% (Cost $404,000)                  274,591
Old Mutual Large Cap Growth Fund*                103          1,184        _____________________________________________________________________
                                                       ______________
                                                                           Other Assets and Liabilities, Net - (1.1)%                   (2,894)
Total Growth-Large Cap                                        1,184        _____________________________________________________________________
_____________________________________________________________________
                                                                           Total Net Assets - 100.0%                              $    271,697
Growth-Mid Cap - 1.0%                                                      _____________________________________________________________________
Old Mutual Provident Mid-Cap
   Growth Fund*                                  462          2,663        For descriptions of abbreviations and footnotes, please refer to
                                                       ______________      page 51.

Total Growth-Mid Cap                                          2,663
_____________________________________________________________________

International Equity - 22.8%
Old Mutual International Equity Fund           8,955         61,966
                                                       ______________

Total International Equity                                   61,966
_____________________________________________________________________

Market Neutral-Equity - 11.2%
Old Mutual Analytic
   U.S. Long/Short Fund                        3,471         30,474
                                                       ______________

Total Market Neutral-Equity                                  30,474
_____________________________________________________________________

Real Estate - 1.3%
Old Mutual Heitman Global Real
   Estate Securities Fund*                       589          3,643
                                                       ______________

Total Real Estate                                             3,643
_____________________________________________________________________

Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund                     367          1,952
                                                       ______________

Total Sector Fund-Real Estate                                 1,952
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 38

OLD MUTUAL 2041-2050 CONSERVATIVE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2041-2050 Conservative Fund (the "Fund") outperformed its benchmark, the Dow Jones Target 2045 Index. The Fund's Institutional Class shares posted a (25.14)% return versus a
     (32.16)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 67% equity and 33% fixed income allocation and Ibbotson combines the S&P 500 Index and the Barclays U.S.
     Aggregate Bond Index to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of foreign developed equities. Fund performance was also hurt by the performance of high yield bonds. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Dwight Intermediate Fixed
     Income Fund were also contributors to performance. Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual
     Barrow Hanley Value Fund were the greatest detractors from performance this period.

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2041-2050 Conservative Fund (the "Fund") outperformed its benchmark, the Dow Jones Target 2045 Index. The Fund's Institutional Class shares posted a (25.14)% return versus a
     (32.16)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of foreign developed equities. Fund performance was also hurt by the performance of high yield bonds. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Dwight Intermediate Fixed Income Fund were also contributors to performance.

o    Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

                                                                                                         2041-2050 Conservative Fund

                                                                 39

OLD MUTUAL 2041-2050 CONSERVATIVE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual Barrow
Hanley Value Fund                                                          14.9%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                14.5%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Core Bond Fund                                                      12.3%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                  10.4%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                                9.1%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                 6.2%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        6.1%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             5.5%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          5.1%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 4.1%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           88.2%
___________________________________________________________________________________

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor. Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S. Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2041-2050 Conservative Fund

                                                                 40

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008

____________________________________________________________________________________________________________________________________

                                                                                          Inception          Inception
                                                                                            Date              to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                        03/03/08           (25.14)%
Dow Jones Target 2045 Index                                                                03/03/08           (32.16)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.33% and 1.02%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2041-2050
Conservative Fund,           Dow Jones Target
Institutional Class          2045 Index
  3/3/08             10,000                    10,000
12/31/08              7,486                     6,784

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional
Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                   0.9%
Cash Equivalents                    1.0%
Emerging Market-Equity              2.2%
Government/Corporate               34.5%
Growth                              4.7%
Growth-Large Cap                    1.5%
Growth-Mid Cap                      1.4%
International Equity               14.5%
Market Neutral-Equity               6.1%
Real Estate                         0.8%
Sector Fund-Real Estate             0.5%
Value                              23.9%
Value-Mid Cap                       5.1%
Value-Small Cap                     2.9%

                                                                 41

OLD MUTUAL 2041-2050 CONSERVATIVE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares            Value          Description                               Shares            Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 100.6%                                        Value - 24.3%
Aggressive Growth - 0.9%                                                   Old Mutual Barrow Hanley Value Fund           10,085   $     47,098
Old Mutual Developing Growth Fund*               288   $      2,831        Old Mutual Focused Fund                        1,829         28,771
                                                       ______________                                                             ______________

Total Aggressive Growth                                       2,831        Total Value                                                  75,869
_____________________________________________________________________      _____________________________________________________________________

Emerging Market-Equity - 2.3%                                              Value-Mid Cap - 5.1%
Old Mutual Clay Finlay Emerging                                            Old Mutual TS&W Mid-Cap Value Fund             2,592         15,990
   Markets Fund                                  928          7,118                                                               ______________
                                                       ______________
                                                                           Total Value-Mid Cap                                          15,990
Total Emerging Market-Equity                                  7,118        _____________________________________________________________________
_____________________________________________________________________
                                                                           Value-Small Cap - 2.9%
Government/Corporate - 35.0%                                               Old Mutual Discover Value Fund                 1,504          9,100
Old Mutual Barrow Hanley                                                                                                          ______________
   Core Bond Fund                              3,922         39,139
Old Mutual Dwight High Yield Fund              2,318         17,477        Total Value-Small Cap                                         9,100
Old Mutual Dwight Intermediate                                                                                                    ______________
   Fixed Income Fund                           2,030         19,675
Old Mutual International Bond Fund             3,842         32,929        Total Affiliated Mutual Funds (Cost $417,513)               313,853
                                                       ______________      _____________________________________________________________________

Total Government/Corporate                                  109,220        Money Market Fund - 1.0%
_____________________________________________________________________      Dreyfus Cash Management Fund,
                                                                              Institutional Class, 1.585% (A)             3,070          3,070
Growth - 4.8%                                                                                                                     ______________
Old Mutual Advantage Growth Fund               2,490         12,899
Old Mutual Select Growth Fund*                   148          2,147        Total Money Market Fund (Cost $3,070)                         3,070
                                                       ______________      _____________________________________________________________________

Total Growth                                                 15,046        Total Investments - 101.6% (Cost $420,583)                  316,923
_____________________________________________________________________      _____________________________________________________________________

Growth-Large Cap - 1.6%                                                    Other Assets and Liabilities, Net - (1.6)%                   (4,803)
Old Mutual Large Cap Growth Fund*                419          4,808        _____________________________________________________________________
                                                       ______________
                                                                           Total Net Assets - 100.0%                              $    312,120
Total Growth-Large Cap                                        4,808        _____________________________________________________________________
_____________________________________________________________________
                                                                           For descriptions of abbreviations and footnotes, please refer to
Growth-Mid Cap - 1.4%                                                      page 51.
Old Mutual Provident Mid-Cap
   Growth Fund*                                  756          4,357
                                                       ______________

Total Growth-Mid Cap                                          4,357
_____________________________________________________________________

International Equity - 14.7%
Old Mutual International Equity Fund           6,642         45,966
                                                       ______________

Total International Equity                                   45,966
_____________________________________________________________________

Market Neutral-Equity - 6.2%
Old Mutual Analytic
   U.S. Long/Short Fund                        2,213         19,429
                                                       ______________

Total Market Neutral-Equity                                  19,429
_____________________________________________________________________

Real Estate - 0.9%
Old Mutual Heitman Global Real
   Estate Securities Fund*                       434          2,684
                                                       ______________

Total Real Estate                                             2,684
_____________________________________________________________________

Sector Fund-Real Estate - 0.5%
Old Mutual Heitman REIT Fund                     270          1,435
                                                       ______________

Total Sector Fund-Real Estate                                 1,435
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 42

OLD MUTUAL 2041-2050 MODERATE FUND
________________________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)
Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2041-2050 Moderate Fund (the "Fund") slightly outperformed its benchmark, the Dow Jones Target 2045 Index. The Fund's Institutional Class shares posted a (31.92)% return versus a (32.16)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of high yield bonds. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund and Old Mutual International Bond Fund were the primary contributors to performance this period. Old Mutual Dwight Intermediate Fixed Income Fund was also a contributor to performance.

o    Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2041-2050 Moderate Fund (the "Fund") slightly outperformed its benchmark, the Dow Jones Target 2045 Index. The Fund's Institutional Class shares posted a (31.92)% return versus a (32.16)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 85% equity and 15% fixed income allocation and Ibbotson combines the S&P 500 Index and Barclays U.S. Aggregate
     Bond Index to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of high yield bonds. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                             2041-2050 Moderate Fund

                                                                 43

OLD MUTUAL 2041-2050 MODERATE FUND - continued
________________________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)
Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings
as of December 31, 2008

Old Mutual International
Equity Fund                                                                21.1%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          15.9%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                               13.7%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        7.8%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          6.9%
___________________________________________________________________________________

Old Mutual International
Bond Fund                                                                   5.3%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 4.8%
___________________________________________________________________________________

Old Mutual Discover
Value Fund                                                                  4.5%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Core Bond Fund                                                       4.3%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             3.1%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           87.4%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund and Old
     Mutual International Bond Fund were the primary contributors to performance this period. Old Mutual Dwight Intermediate Fixed
     Income Fund was also a contributor to performance. Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual
     Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor. Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S. Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2041-2050 Moderate Fund

                                                                 44

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                          Inception          Inception
                                                                                            Date              to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                        03/03/08           (31.92)%
Dow Jones Target 2045 Index                                                                03/03/08           (32.16)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.42% and 1.06%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2041-2050
Moderate Fund,              Dow Jones Target
Institutional Class         2045 Index
  3/3/08            10,000                    10,000
12/31/08             6,808                     6,784

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional
Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                     1.0%
Cash Equivalents                      1.0%
Emerging Market-Equity                2.8%
Government/Corporate                 14.3%
Growth                                5.9%
Growth-Large Cap                      0.4%
Growth-Mid Cap                        1.8%
International Equity                 21.1%
Market Neutral-Equity                 7.8%
Real Estate                           1.3%
Sector Fund-Real Estate               0.7%
Value                                29.6%
Value-Mid Cap                         7.8%
Value-Small Cap                       4.5%

                                                                 45

OLD MUTUAL 2041-2050 MODERATE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares        Value          Description                                   Shares        Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 100.8%                                        Value - 30.1%
Aggressive Growth - 1.0%                                                   Old Mutual Barrow Hanley Value Fund            9,822   $     45,868
Old Mutual Developing Growth Fund*               281   $      2,763        Old Mutual Focused Fund                        2,510         39,483
                                                       ______________                                                             ______________

Total Aggressive Growth                                       2,763        Total Value                                                  85,351
_____________________________________________________________________      _____________________________________________________________________

Emerging Market-Equity - 2.9%                                              Value-Mid Cap - 8.0%
Old Mutual Clay Finlay Emerging                                            Old Mutual Mid-Cap Fund*                         383          2,851
   Markets Fund                                1,060          8,132        Old Mutual TS&W Mid-Cap Value Fund             3,204         19,771
                                                       ______________                                                             ______________

Total Emerging Market-Equity                                  8,132        Total Value-Mid Cap                                          22,622
_____________________________________________________________________      _____________________________________________________________________

Government/Corporate - 14.5%                                               Value-Small Cap - 4.6%
Old Mutual Barrow Hanley                                                   Old Mutual Discover Value Fund                 2,160         13,065
   Core Bond Fund                              1,255         12,519                                                               ______________
Old Mutual Dwight High Yield Fund              1,195          9,013
Old Mutual Dwight Intermediate                                             Total Value-Small Cap                                        13,065
   Fixed Income Fund                             450          4,363                                                               ______________
Old Mutual International Bond Fund             1,794         15,377
                                                       ______________      Total Affiliated Mutual Funds (Cost $409,619)               285,651
                                                                           _____________________________________________________________________
Total Government/Corporate                                   41,272
_____________________________________________________________________      Money Market Fund - 1.0%
                                                                           Dreyfus Cash Management Fund,
Growth - 6.0%                                                                 Institutional Class, 1.585% (A)             2,781          2,781
Old Mutual Advantage Growth Fund               2,674         13,852                                                               ______________
Old Mutual Select Growth Fund*                   219          3,181
                                                       ______________      Total Money Market Fund (Cost $2,781)                         2,781
                                                                           _____________________________________________________________________
Total Growth                                                 17,033
_____________________________________________________________________      Total Investments - 101.8% (Cost $412,400)                  288,432
                                                                           _____________________________________________________________________
Growth-Large Cap - 0.4%
Old Mutual Large Cap Growth Fund*                 97          1,118        Other Assets and Liabilities, Net - (1.8)%                   (4,926)
                                                       ______________      _____________________________________________________________________

Total Growth-Large Cap                                        1,118        Total Net Assets - 100.0%                              $    283,506
_____________________________________________________________________      _____________________________________________________________________

Growth-Mid Cap - 1.9%                                                      For descriptions of abbreviations and footnotes, please refer to
Old Mutual Provident Mid-Cap                                               page 51.
   Growth Fund*                                  930          5,354
                                                       ______________

Total Growth-Mid Cap                                          5,354
_____________________________________________________________________

International Equity - 21.5%
Old Mutual International Equity Fund           8,793         60,847
                                                       ______________

Total International Equity                                   60,847
_____________________________________________________________________

Market Neutral-Equity - 7.9%
Old Mutual Analytic
   U.S. Long/Short Fund                        2,548         22,374
                                                       ______________

Total Market Neutral-Equity                                  22,374
_____________________________________________________________________

Real Estate - 1.3%
Old Mutual Heitman Global Real
   Estate Securities Fund*                       600          3,717
                                                       ______________

Total Real Estate                                             3,717
_____________________________________________________________________

Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund                     377          2,003
                                                       ______________

Total Sector Fund-Real Estate                                 2,003
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 46

OLD MUTUAL 2041-2050 AGGRESSIVE FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)
Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the period March 3, 2008 through December 31, 2008, the Old Mutual 2041-2050 Aggressive Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2045 Index. The Fund's Institutional Class shares posted a (34.62)% return versus a
     (32.16)% return for the benchmark.

o    The Fund underperformed primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of mid-cap growth domestic equities. U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

o    Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond
     Fund and Old Mutual Large Cap Growth Fund were also contributors to performance.

o    Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley Value Fund were the greatest detractors from performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period March 3, 2008 through December 31, 2008, the Old Mutual 2041-2050 Aggressive Fund (the "Fund") underperformed its benchmark, the Dow Jones Target 2045 Index. The Fund's Institutional Class shares posted a (34.62)% return versus a
     (32.16)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   In early December, the National Bureau of Economic Research declared that the U.S. had entered into a recession in late 2007.
     The purchasing manager's index, a broad index of change in U.S. manufacturing, dropped to its lowest level since June 1980.
     Decreasing demand for manufactured goods led to large scale layoffs and U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S. reported record numbers of foreclosures. The U.S.
     Treasury and the U.S. Federal Reserve Board took drastic action, cutting interest rates, restricting short sales, providing risk capital and arranging bank mergers or guaranteeing deposits. The U.S. Congress approved a bailout package for the financial services industry and provided a life line to the failing U.S. auto industry. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Coupling this with a widespread fear of financial institution failures, lack of consumer credit, extended periods of declining savings rates, and the highest unemployment in years, Ibbotson Associates Advisors, LLC ("Ibbotson") believes it is unlikely that consumers will help spend the economy out of recession.

     The economic woes of the U.S. spread globally. Demand was down across the globe, manufacturing slowed, and unemployment rose.
     Many countries cut interest rates, and slowing inflation throughout Europe has led to widespread speculation that the European
     Central Bank will move to cut interest rates further. The United Kingdom (the "U.K.") and Canada saw rising unemployment numbers, while key interest rates in the U.K., Canada and Japan were lowered.

     The commodity exporting emerging markets that benefited during the first half of the year experienced a dramatic reversal of fortune. As commodity prices slid, so did commodity exporting emerging markets. The economies of countries such as Venezuela and Argentina, which adopted expansionary fiscal policies, experienced significant downturn. Ibbotson believes the drop in fortunes for several commodity exporting emerging markets may be politically destabilizing.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund has a 97% equity and 3% fixed income allocation and Ibbotson combines the S&P 500 Index and the Barclays U.S.
     Aggregate Bond Index to build a blended benchmark. The Fund underperformed this blended benchmark primarily due to the poor performance of foreign equities. Fund performance was also hurt by the performance of mid-cap growth domestic equities. On the positive side, U.S. real estate investment trusts ("REIT's") and small-cap value domestic equities added to overall Fund performance.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "Fund of Funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

                                                                                                           2041-2050 Aggressive Fund

                                                                 47

OLD MUTUAL 2041-2050 AGGRESSIVE FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)
Sub-Adviser: Ibbotson Associates Advisors, LLC

Top Ten Holdings as of December 31, 2008

Old Mutual International
Equity Fund                                                                23.3%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          19.5%
___________________________________________________________________________________

Old Mutual
Focused Fund                                                               15.4%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                       10.5%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          7.6%
___________________________________________________________________________________

Old Mutual Discover
Value Fund                                                                  5.5%
___________________________________________________________________________________

Old Mutual Advantage
Growth Fund                                                                 4.9%
___________________________________________________________________________________

Old Mutual Clay Finlay
Emerging Markets Fund                                                       2.9%
___________________________________________________________________________________

Old Mutual Select
Growth Fund                                                                 1.9%
___________________________________________________________________________________

Old Mutual Heitman
Global Real Estate
Securities Fund                                                             1.2%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           92.7%
___________________________________________________________________________________

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund was the primary contributor to performance this period. Old Mutual International Bond Fund and Old Mutual Large Cap Growth Fund were also contributors to performance. Old Mutual Focused Fund, Old Mutual International Equity Fund and Old Mutual Barrow Hanley
     Value Fund were the greatest detractors from performance this period.

Q.   What is the investment outlook?

A.   Ibbotson believes this may be one of the deepest and longest global recessions in recent years, and that, in contrast with many past recessions, the nature of this recession could have a profound effect on the behavior of the typical investor.
     Ibbotson believes layoffs may continue, foreclosures may increase and more businesses may fail. The sub-adviser also believes consumers may dramatically curtail their spending, thus lengthening the recession. Ibbotson believes fear and pessimism may cause investors to overreact. However, Ibbotson believes that there is cause for optimism. At the current lows, Ibbotson believes strategic long-term investors may be rewarded, although it expects to see higher than normal volatility, making the journey painful. Ibbotson believes that the flight to quality that has taken place during the financial crisis has U.S.
     Treasury bills and the U.S. dollar overbought. Ibbotson believes that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

     Ibbotson points out that U.S. REIT's experienced marked volatility in 2008. In contrast with most other asset classes, REIT's had a positive year-to-date return heading into the third quarter. However, in the fourth quarter, U.S. REIT's performed poorly and ended the year with a loss. Ibbotson continues to underweight U.S. REIT's due to its analysis that the current economic environment, high use of leverage, inability to refinance, high borrowing costs, high fixed costs and falling commercial property prices may hurt REIT's relative to general equities.

     Ibbotson believes that the flight to quality has had two effects - the U.S. dollar is overvalued relative to most foreign currencies and the safest, short-term U.S. Treasury bills and bonds are overbought. Ibbotson is considering overweighting U.S.
     investment-grade corporate bonds relative to cash and U.S. Treasury bills. Additionally, Ibbotson is considering overweighting
     non-U.S. bonds over U.S. bonds. Building on the idea that risky assets are oversold and safe assets are overbought, Ibbotson is considering overweighting equities relative to bonds. Given its view that the U.S. dollar is currently overvalued, Ibbotson's current bias is to overweight non-U.S. equities relative to U.S. equities.

2041-2050 Aggressive Fund

                                                                 48

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                          Inception          Inception
                                                                                            Date              to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                                        03/03/08           (34.62)%
Dow Jones Target 2045 Index                                                                03/03/08           (32.16)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the supplement dated June 25, 2008 to the prospectus dated March 3, 2008) are 49.44% and 1.08%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual 2041-2050
Aggressive Fund,            Dow Jones Target
Institutional Class         2045 Index
  3/3/08           10,000                  10,000
12/31/08            6,538                   6,784

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional
Class shares on the inception date of March 3, 2008 to an investment made in an unmanaged securities index on that date. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Aggressive Growth                        1.0%
Cash Equivalents                         1.0%
Emerging Market-Equity                   2.9%
Government/Corporate                     2.2%
Growth                                   6.8%
Growth-Large Cap                         0.4%
Growth-Mid Cap                           1.0%
International Equity                    23.3%
Market Neutral-Equity                   10.5%
Real Estate                              1.2%
Sector Fund-Real Estate                  0.7%
Value                                   34.9%
Value-Mid Cap                            8.6%
Value-Small Cap                          5.5%

                                                                 49

OLD MUTUAL 2041-2050 AGGRESSIVE FUND - concluded
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                                 Shares         Value           Description                                 Shares         Value
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 100.6%                                       Value - 35.4%
Aggressive Growth - 1.0%                                                   Old Mutual Barrow Hanley Value Fund           11,561   $     53,991
Old Mutual Developing Growth Fund*               281   $      2,762        Old Mutual Focused Fund                        2,706         42,571
                                                       ______________                                                             ______________

Total Aggressive Growth                                       2,762        Total Value                                                  96,562
_____________________________________________________________________      _____________________________________________________________________

Emerging Market-Equity - 3.0%                                              Value-Mid Cap - 8.7%
Old Mutual Clay Finlay Emerging                                            Old Mutual Mid-Cap Fund*                         383          2,851
   Markets Fund                                1,060          8,133        Old Mutual TS&W Mid-Cap Value Fund             3,405         21,010
                                                       ______________                                                             ______________

Total Emerging Market-Equity                                  8,133        Total Value-Mid Cap                                          23,861
_____________________________________________________________________      _____________________________________________________________________

Government/Corporate - 2.3%                                                Value-Small Cap - 5.5%
Old Mutual Barrow Hanley                                                   Old Mutual Discover Value Fund                 2,502         15,139
   Core Bond Fund                                244          2,435                                                               ______________
Old Mutual Dwight High Yield Fund                225          1,698
Old Mutual International Bond Fund               246          2,106        Total Value-Small Cap                                        15,139
                                                       ______________                                                             ______________

Total Government/Corporate                                    6,239        Total Affiliated Mutual Funds (Cost $403,861)               274,273
_____________________________________________________________________      _____________________________________________________________________

Growth - 6.9%                                                              Money Market Fund - 1.0%
Old Mutual Advantage Growth Fund               2,596         13,445        Dreyfus Cash Management Fund,
Old Mutual Select Growth Fund*                   366          5,329           Institutional Class, 1.585% (A)             2,670          2,670
                                                       ______________                                                             ______________

Total Growth                                                 18,774        Total Money Market Fund (Cost $2,670)                         2,670
_____________________________________________________________________      _____________________________________________________________________

Growth-Large Cap - 0.4%                                                    Total Investments - 101.6% (Cost $406,531)                  276,943
Old Mutual Large Cap Growth Fund*                 99          1,136        _____________________________________________________________________
                                                       ______________
                                                                           Other Assets and Liabilities, Net - (1.6)%                   (4,406)
Total Growth-Large Cap                                        1,136        _____________________________________________________________________
_____________________________________________________________________
                                                                           Total Net Assets - 100.0%                              $    272,537
Growth-Mid Cap - 1.0%                                                      _____________________________________________________________________
Old Mutual Provident Mid-Cap
   Growth Fund*                                  465          2,676        For descriptions of abbreviations and footnotes, please refer to
                                                       ______________      page 51.

Total Growth-Mid Cap                                          2,676
_____________________________________________________________________

International Equity - 23.7%
Old Mutual International Equity Fund           9,326         64,539
                                                       ______________

Total International Equity                                   64,539
_____________________________________________________________________

Market Neutral-Equity - 10.7%
Old Mutual Analytic
   U.S. Long/Short Fund                        3,319         29,137
                                                       ______________

Total Market Neutral-Equity                                  29,137
_____________________________________________________________________

Real Estate - 1.3%
Old Mutual Heitman Global Real
   Estate Securities Fund*                       553          3,426
                                                       ______________

Total Real Estate                                             3,426
_____________________________________________________________________

Sector Fund-Real Estate - 0.7%
Old Mutual Heitman REIT Fund                     355          1,889
                                                       ______________

Total Sector Fund-Real Estate                                 1,889
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 50

NOTES TO SCHEDULE OF INVESTMENTS
____________________________________________________________________________________________________________________________________

* Non-income producing security.

(1) Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) The rate reported represents the 7-day effective yield as of December 31, 2008.

Other Information:

The Funds utilize various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of December 31, 2008 in valuing the Fund's net assets were as follows:

           Description                                                   Level 1          Level 2          Level 3          Total
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund
   Investments                                                          $363,411         $       -        $       -       $363,411
Old Mutual 2011-2020 Moderate Fund
   Investments                                                           332,423                 -                -        332,423
Old Mutual 2011-2020 Aggressive Fund
   Investments                                                           301,168                 -                -        301,168
Old Mutual 2021-2030 Conservative Fund
   Investments                                                           337,353                 -                -        337,353
Old Mutual 2021-2030 Moderate Fund
   Investments                                                           305,098                 -                -        305,098
Old Mutual 2021-2030 Aggressive Fund
   Investments                                                           278,964                 -                -        278,964
Old Mutual 2031-2040 Conservative Fund
   Investments                                                           326,885                 -                -        326,885
Old Mutual 2031-2040 Moderate Fund
   Investments                                                           293,496                 -                -        293,496
Old Mutual 2031-2040 Aggressive Fund
   Investments                                                           274,591                 -                -        274,591
Old Mutual 2041-2050 Conservative Fund
   Investments                                                           316,923                 -                -        316,923
Old Mutual 2041-2050 Moderate Fund
   Investments                                                           288,432                 -                -        288,432
Old Mutual 2041-2050 Aggressive Fund
   Investments                                                           276,943                 -                -        276,943
____________________________________________________________________________________________________________________________________

Refer to the "Security Valuation" section of Note 2 for further information.

                                                                 51

STATEMENTS OF ASSETS & LIABILITIES
AS OF DECEMBER 31, 2008

____________________________________________________________________________________________________________________________________

                                                                      Old Mutual               Old Mutual              Old Mutual
                                                                      2011-2020                2011-2020               2011-2020
                                                                  Conservative Fund          Moderate Fund          Aggressive Fund
____________________________________________________________________________________________________________________________________

Assets:
   Investment in Affiliated Funds, at cost                             $428,173                 $419,081                $412,311
   Investment in Unaffiliated Funds, at cost                              3,535                    3,231                   2,910
____________________________________________________________________________________________________________________________________

   Investment in Affiliated Funds, at value                            $359,876                 $329,192                $298,258
   Investment in Unaffiliated Funds, at value                             3,535                    3,231                   2,910
   Receivable from Investment Adviser                                    18,591                   17,092                  14,608
   Receivable for Dividends from Affiliated Funds                           983                      668                     310
   Other Assets                                                           3,274                    3,270                   3,266
____________________________________________________________________________________________________________________________________

      Total Assets                                                      386,259                  353,453                 319,352
____________________________________________________________________________________________________________________________________

Liabilities:
   Payable for Management Fees                                               59                       67                      60
   Payable for Investment Securities Purchased                            2,934                    2,617                   2,254
   Payable for Trustees' Fees                                             2,405                    2,397                   2,338
   Payable for Administration Fees                                           29                       27                      24
   Accrued Expenses                                                      22,572                   20,373                  18,428
____________________________________________________________________________________________________________________________________

      Total Liabilities                                                  27,999                   25,481                  23,104
____________________________________________________________________________________________________________________________________

Net Assets                                                             $358,260                 $327,972                $296,248
____________________________________________________________________________________________________________________________________

Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization)         $436,117                 $430,874                $426,167
   Undistributed Net Investment Income                                        -                        -                       -
   Accumulated Net Realized Loss on Investments                          (9,560)                 (13,013)                (15,866)
   Net Unrealized Depreciation on Investments                           (68,297)                 (89,889)               (114,053)
____________________________________________________________________________________________________________________________________

Net Assets                                                             $358,260                 $327,972                $296,248
____________________________________________________________________________________________________________________________________

Outstanding Shares of Beneficial Interest                                43,956                   43,569                  43,119
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share               $   8.15                 $   7.53                $   6.87
____________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 53

STATEMENTS OF ASSETS & LIABILITIES - concluded
AS OF DECEMBER 31, 2008

____________________________________________________________________________________________________________________________________

                                                                      Old Mutual               Old Mutual              Old Mutual
                                                                      2021-2030                2021-2030               2021-2030
                                                                  Conservative Fund          Moderate Fund          Aggressive Fund
____________________________________________________________________________________________________________________________________

Assets:
   Investment in Affiliated Funds, at cost                             $420,174                 $411,557                $402,605
   Investment in Unaffiliated Funds, at cost                              3,286                    2,956                   2,708
____________________________________________________________________________________________________________________________________

   Investment in Affiliated Funds, at value                            $334,067                 $302,142                $276,256
   Investment in Unaffiliated Funds, at value                             3,286                    2,956                   2,708
   Receivable from Investment Adviser                                    18,675                   15,561                  15,238
   Receivable for Dividends from Affiliated Funds                           702                      347                      72
   Other Assets                                                           3,271                    3,267                   3,264
____________________________________________________________________________________________________________________________________

      Total Assets                                                      360,001                  324,273                 297,538
____________________________________________________________________________________________________________________________________

Liabilities:
   Payable for Management Fees                                               55                       61                      56
   Payable for Investment Securities Purchased                            2,649                    2,289                   2,013
   Payable for Trustees' Fees                                             2,750                    2,451                   2,600
   Payable for Administration Fees                                           27                       24                      22
   Accrued Expenses                                                      20,769                   18,323                  16,558
____________________________________________________________________________________________________________________________________

      Total Liabilities                                                  26,250                   23,148                  21,249
____________________________________________________________________________________________________________________________________

Net Assets                                                             $333,751                 $301,125                $276,289
____________________________________________________________________________________________________________________________________

Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization)         $432,858                 $426,978                $422,080
   Undistributed Net Investment Income                                        -                        -                       -
   Accumulated Net Realized Loss on Investments                         (13,000)                 (16,438)                (19,442)
   Net Unrealized Depreciation on Investments                           (86,107)                (109,415)               (126,349)
____________________________________________________________________________________________________________________________________

Net Assets                                                             $333,751                 $301,125                $276,289
____________________________________________________________________________________________________________________________________

Outstanding Shares of Beneficial Interest                                43,671                   43,174                  42,555
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share               $   7.64                 $   6.97                $   6.49
____________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 54

____________________________________________________________________________________________________________________________________

         Old Mutual            Old Mutual           Old Mutual            Old Mutual             Old Mutual           Old Mutual
         2031-2040             2031-2040            2031-2040             2041-2050              2041-2050            2041-2050
     Conservative Fund       Moderate Fund       Aggressive Fund       Conservative Fund       Moderate Fund       Aggressive Fund
____________________________________________________________________________________________________________________________________

          $419,728              $410,438             $401,338              $417,513               $409,619             $403,861
             3,175                 2,831                2,662                 3,070                  2,781                2,670
____________________________________________________________________________________________________________________________________

          $323,710              $290,665             $271,929              $313,853               $285,651             $274,273
             3,175                 2,831                2,662                 3,070                  2,781                2,670
            18,258                16,158               16,255                17,158                 15,948               15,779
               608                   238                   15                   506                    201                   36
             4,461                 3,477                4,453                 3,480                  3,464                3,473
____________________________________________________________________________________________________________________________________

           350,212               313,369              295,314               338,067                308,045              296,231
____________________________________________________________________________________________________________________________________

                53                    59                   55                    51                     58                   55
             2,556                 2,182                1,955                 2,453                  2,143                1,976
             5,133                 5,299                5,374                 5,337                  5,336                5,386
                26                    23                   22                    25                     23                   22
            19,929                17,394               16,211                18,081                 16,979               16,255
____________________________________________________________________________________________________________________________________

            27,697                24,957               23,617                25,947                 24,539               23,694
____________________________________________________________________________________________________________________________________

          $322,515              $288,412             $271,697              $312,120               $283,506             $272,537
____________________________________________________________________________________________________________________________________

          $432,259              $425,653             $420,904              $431,374               $425,233             $421,444
                 -                     -                    -                     -                      -                    -
           (13,726)              (17,468)             (19,798)              (15,594)               (17,759)             (19,319)
           (96,018)             (119,773)            (129,409)             (103,660)              (123,968)            (129,588)
____________________________________________________________________________________________________________________________________

          $322,515              $288,412             $271,697              $312,120               $283,506             $272,537
____________________________________________________________________________________________________________________________________

            43,686                43,034               42,354                43,626                 43,044               42,498
____________________________________________________________________________________________________________________________________

          $   7.38              $   6.70             $   6.41              $   7.15               $   6.59             $   6.41
____________________________________________________________________________________________________________________________________

                                                                 55

STATEMENTS OF OPERATIONS
FOR THE PERIOD MARCH 3, 2008* TO DECEMBER 31, 2008

____________________________________________________________________________________________________________________________________

                                                                      Old Mutual               Old Mutual              Old Mutual
                                                                      2011-2020                2011-2020               2011-2020
                                                                  Conservative Fund          Moderate Fund          Aggressive Fund
____________________________________________________________________________________________________________________________________

Investment Income:
   Dividends from Affiliated Funds                                     $ 17,424                 $ 13,034               $   9,195
   Dividends                                                                 86                       85                      84
____________________________________________________________________________________________________________________________________

      Total Investment Income                                            17,510                   13,119                   9,279
____________________________________________________________________________________________________________________________________

Expenses:
   Management Fees                                                          656                      803                     783
   Administration Fees                                                      328                      321                     313
   Trustees' Fees                                                        36,908                   36,791                  36,559
   Custodian Fees                                                            84                       61                      64
   Professional Fees                                                     34,505                   32,409                  30,732
   Registration and SEC Fees                                              2,503                    2,503                   2,503
   Printing Fees                                                            840                      867                     840
   Transfer Agent Fees                                                    3,118                    3,130                   2,727
   Offering and Organizational Costs                                     25,345                   25,331                  25,315
   Other Expenses                                                         2,301                    2,172                   2,065
____________________________________________________________________________________________________________________________________

      Total Expenses                                                    106,588                  104,388                 101,901
____________________________________________________________________________________________________________________________________

Less:
   Waiver of Management Fees                                               (656)                    (803)                   (783)
   Reimbursement of Other Expenses by Investment Adviser               (105,490)                (103,075)               (100,611)
   Expense Reduction (1)                                                     (2)                      (2)                     (2)
____________________________________________________________________________________________________________________________________

      Net Expenses                                                          440                      508                     505
____________________________________________________________________________________________________________________________________

   Net Investment Income                                                 17,070                   12,611                   8,774
____________________________________________________________________________________________________________________________________

   Net Realized Loss from Affiliated Funds (2)                          (12,109)                 (15,149)                (17,743)
   Net Capital Gain Distributions Received from Affiliated Funds (2)      4,929                    3,732                   2,603
   Net Change in Unrealized Depreciation on Investments                 (68,297)                 (89,889)               (114,053)
____________________________________________________________________________________________________________________________________

   Net Realized and Unrealized Loss on Investments                      (75,477)                (101,306)               (129,193)
____________________________________________________________________________________________________________________________________

   Decrease in Net Assets Resulting from Operations                    $(58,407)                $(88,695)              $(120,419)
____________________________________________________________________________________________________________________________________

*   Inception date of the Funds.

(1) All expense reductions are for transfer agent expenses. See Note 2.

(2) See Note 5 for the total net realized gain (loss) on investments in Affiliated Funds.

The accompanying notes are an integral part of the financial statements.

                                                                 56

____________________________________________________________________________________________________________________________________

         Old Mutual            Old Mutual           Old Mutual            Old Mutual             Old Mutual           Old Mutual
         2021-2030             2021-2030            2021-2030             2031-2040              2031-2040            2031-2040
     Conservative Fund       Moderate Fund       Aggressive Fund       Conservative Fund       Moderate Fund       Aggressive Fund
____________________________________________________________________________________________________________________________________

         $  14,918             $   9,989            $   5,707             $  14,427              $   8,848            $   4,630
                85                    84                   82                    84                     83                   83
____________________________________________________________________________________________________________________________________

            15,003                10,073                5,789                14,511                  8,931                4,713
____________________________________________________________________________________________________________________________________

               644                   785                  770                   638                    777                  767
               322                   314                  308                   319                    311                  307
            37,103                36,659               36,703                39,412                 39,466               39,441
                71                    61                   61                    60                     61                   61
            32,760                30,468               28,763                31,963                 29,585               28,430
             2,503                 2,503                2,503                 2,503                  2,503                2,503
               872                   849                  872                   873                    849                  872
             3,130                 3,130                3,130                 3,130                  3,130                3,130
            25,334                25,316               25,303                24,136                 25,102               24,110
             2,202                 2,054                1,954                 2,152                  2,005                1,934
____________________________________________________________________________________________________________________________________

           104,941               102,139              100,367               105,186                103,789              101,555
____________________________________________________________________________________________________________________________________

              (644)                 (785)                (770)                 (638)                  (777)                (767)
          (103,857)             (100,847)             (99,092)             (104,109)              (102,505)            (100,284)
                (2)                   (2)                  (2)                   (2)                    (2)                  (2)
____________________________________________________________________________________________________________________________________

               438                   505                  503                   437                    505                  502
____________________________________________________________________________________________________________________________________

            14,565                 9,568                5,286                14,074                  8,426                4,211
____________________________________________________________________________________________________________________________________

           (15,227)              (18,310)             (20,877)              (15,747)               (19,160)             (21,134)
             3,853                 2,615                1,562                 3,539                  2,252                1,362
           (86,107)             (109,415)            (126,349)              (96,018)              (119,773)            (129,409)
____________________________________________________________________________________________________________________________________

           (97,481)             (125,110)            (145,664)             (108,226)              (136,681)            (149,181)
____________________________________________________________________________________________________________________________________

         $ (82,916)            $(115,542)           $(140,378)            $ (94,152)             $(128,255)           $(144,970)
____________________________________________________________________________________________________________________________________

                                                                 57

STATEMENTS OF OPERATIONS - concluded
FOR THE PERIOD MARCH 3, 2008* TO DECEMBER 31, 2008

____________________________________________________________________________________________________________________________________

                                                                      Old Mutual               Old Mutual              Old Mutual
                                                                      2041-2050                2041-2050               2041-2050
                                                                  Conservative Fund          Moderate Fund          Aggressive Fund
____________________________________________________________________________________________________________________________________

Investment Income:
   Dividends from Affiliated Funds                                    $  13,765                $   8,540               $   5,142
   Dividends                                                                 84                       81                      83
____________________________________________________________________________________________________________________________________

      Total Investment Income                                            13,849                    8,621                   5,225
____________________________________________________________________________________________________________________________________

Expenses:
   Management Fees                                                          632                      774                     767
   Administration Fees                                                      316                      309                     307
   Trustees' Fees                                                        39,550                   39,451                  39,462
   Custodian Fees                                                            61                       32                      61
   Professional Fees                                                     30,256                   29,212                  28,476
   Registration and SEC Fees                                              2,503                    2,503                   2,503
   Printing Fees                                                            873                      849                     873
   Transfer Agent Fees                                                    3,130                    2,816                   3,130
   Offering and Organizational Costs                                     25,112                   25,099                  25,090
   Other Expenses                                                         2,004                    1,997                   1,934
____________________________________________________________________________________________________________________________________

      Total Expenses                                                    104,437                  103,042                 102,603
____________________________________________________________________________________________________________________________________

Less:
   Waiver of Management Fees                                               (632)                    (774)                   (767)
   Reimbursement of Other Expenses by Investment Adviser               (103,366)                (101,762)               (101,330)
   Expense Reduction (1)                                                     (2)                      (2)                     (2)
____________________________________________________________________________________________________________________________________

      Net Expenses                                                          437                      504                     504
____________________________________________________________________________________________________________________________________

   Net Investment Income                                                 13,412                    8,117                   4,721
____________________________________________________________________________________________________________________________________

   Net Realized Loss from Affiliated Funds (2)                          (17,653)                 (19,364)                (20,590)
   Net Capital Gain Distributions Received from Affiliated Funds (2)      3,354                    2,054                   1,327
   Net Change in Unrealized Depreciation on Investments                (103,660)                (123,968)               (129,588)
____________________________________________________________________________________________________________________________________

   Net Realized and Unrealized Loss on Investments                     (117,959)                (141,278)               (148,851)
____________________________________________________________________________________________________________________________________

   Decrease in Net Assets Resulting from Operations                   $(104,547)               $(133,161)              $(144,130)
____________________________________________________________________________________________________________________________________

*   Inception date of the Funds.

(1) All expense reductions are for transfer agent expenses. See Note 2.

(2) See Note 5 for the total net realized gain (loss) on investments in Affiliated Funds.

The accompanying notes are an integral part of the financial statements.

                                                                 58

STATEMENTS OF CHANGES IN NET ASSETS

____________________________________________________________________________________________________________________________________

                                                                      Old Mutual               Old Mutual              Old Mutual
                                                                      2011-2020                2011-2020               2011-2020
                                                                  Conservative Fund          Moderate Fund          Aggressive Fund
____________________________________________________________________________________________________________________________________

                                                                      3/3/08* to               3/3/08* to              3/3/08* to
                                                                       12/31/08                 12/31/08                12/31/08
____________________________________________________________________________________________________________________________________

Investment Activities:
   Net Investment Income                                              $ 17,070                  $ 12,611                $  8,774
   Net Realized Loss from Investments                                   (7,180)                  (11,417)                (15,140)
   Net Change in Unrealized Depreciation on Investments                (68,297)                  (89,889)               (114,053)
____________________________________________________________________________________________________________________________________

   Net Decrease in Net Assets Resulting from Operations                (58,407)                  (88,695)               (120,419)
____________________________________________________________________________________________________________________________________

Dividends and Distributions to Shareholders From:
   Net Investment Income                                               (19,556)                  (14,207)                 (9,875)
____________________________________________________________________________________________________________________________________

   Total Dividends and Distributions                                   (19,556)                  (14,207)                 (9,875)
____________________________________________________________________________________________________________________________________

Capital Share Transactions:
   Shares Issued                                                       416,667                   416,667                 416,667
   Shares Issued upon Reinvestment of Distributions                     19,556                    14,207                   9,875
   Shares Redeemed                                                           -                         -                       -
____________________________________________________________________________________________________________________________________

   Increase in Net Assets Derived from Capital Shares Transactions     436,223                   430,874                 426,542
____________________________________________________________________________________________________________________________________

   Total Increase in Net Assets                                        358,260                   327,972                 296,248
____________________________________________________________________________________________________________________________________

Net Assets:
   Beginning of Period                                                       -                         -                       -
____________________________________________________________________________________________________________________________________

   End of Period                                                      $358,260                  $327,972                $296,248
____________________________________________________________________________________________________________________________________

Undistributed Net Investment Income                                   $      -                  $      -                $      -
____________________________________________________________________________________________________________________________________

Shares Issued and Redeemed:
   Shares Issued                                                         41,667                   41,667                  41,667
   Shares Issued upon Reinvestment of Distributions                       2,289                    1,902                   1,452
   Shares Redeemed                                                            -                        -                       -
____________________________________________________________________________________________________________________________________

   Net Increase in Shares Outstanding                                    43,956                   43,569                  43,119
____________________________________________________________________________________________________________________________________

* Inception date of the Fund.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 59

STATEMENTS OF CHANGES IN NET ASSETS - concluded

_________________________________________________________________________________________________________________________________________________________

                                                                                              Old Mutual            Old Mutual             Old Mutual
                                                                                              2021-2030             2021-2030              2021-2030
                                                                                          Conservative Fund       Moderate Fund         Aggressive Fund
_________________________________________________________________________________________________________________________________________________________

                                                                                              3/3/08* to            3/3/08* to             3/3/08* to
                                                                                               12/31/08              12/31/08               12/31/08
_________________________________________________________________________________________________________________________________________________________

Investment Activities:
   Net Investment Income                                                                      $ 14,565              $   9,568              $   5,286
   Net Realized Loss from Investments                                                          (11,374)               (15,695)               (19,315)
   Net Change in Unrealized Depreciation on Investments                                        (86,107)              (109,415)              (126,349)
_________________________________________________________________________________________________________________________________________________________

   Net Decrease in Net Assets Resulting from Operations                                        (82,916)              (115,542)              (140,378)
_________________________________________________________________________________________________________________________________________________________

Dividends and Distributions to Shareholders From:
   Net Investment Income                                                                       (16,191)               (10,399)                (5,694)
_________________________________________________________________________________________________________________________________________________________

   Total Dividends and Distributions                                                           (16,191)               (10,399)                (5,694)
_________________________________________________________________________________________________________________________________________________________

Capital Share Transactions:
   Shares Issued                                                                               416,667                416,667                416,667
   Shares Issued upon Reinvestment of Distributions                                             16,191                 10,399                  5,694
   Shares Redeemed                                                                                   -                      -                      -
_________________________________________________________________________________________________________________________________________________________

   Increase in Net Assets Derived from Capital Shares Transactions                             432,858                427,066                422,361
_________________________________________________________________________________________________________________________________________________________

   Total Increase in Net Assets                                                                333,751                301,125                276,289
_________________________________________________________________________________________________________________________________________________________

Net Assets:
   Beginning of Period                                                                               -                      -                      -
_________________________________________________________________________________________________________________________________________________________

   End of Period                                                                              $333,751              $ 301,125              $ 276,289
_________________________________________________________________________________________________________________________________________________________

Undistributed Net Investment Income                                                           $      -              $       -              $       -
_________________________________________________________________________________________________________________________________________________________

Shares Issued and Redeemed:
   Shares Issued                                                                                41,667                 41,667                 41,667
   Shares Issued upon Reinvestment of Distributions                                              2,004                  1,507                    888
   Shares Redeemed                                                                                   -                      -                      -
_________________________________________________________________________________________________________________________________________________________

Net Increase in Shares Outstanding                                                              43,671                 43,174                 42,555
_________________________________________________________________________________________________________________________________________________________

* Inception date of the Fund.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 60

______________________________________________________________________________________________________________________________________________________

            Old Mutual               Old Mutual                 Old Mutual                Old Mutual              Old Mutual           Old Mutual
            2031-2040                2031-2040                   2031-2040                2041-2050                2041-2050            2041-2050
        Conservative Fund          Moderate Fund              Aggressive Fund         Conservative Fund          Moderate Fund       Aggressive Fund
______________________________________________________________________________________________________________________________________________________

            3/3/08* to               3/3/08* to                 3/3/08* to                3/3/08* to              3/3/08* to           3/3/08* to
             12/31/08                 12/31/08                   12/31/08                  12/31/08                12/31/08             12/31/08
______________________________________________________________________________________________________________________________________________________

            $ 14,074                 $   8,426                  $   4,211                 $  13,412               $   8,117            $   4,721
             (12,208)                  (16,908)                   (19,772)                  (14,299)                (17,310)             (19,263)
             (96,018)                 (119,773)                  (129,409)                 (103,660)               (123,968)            (129,588)
______________________________________________________________________________________________________________________________________________________

             (94,152)                 (128,255)                  (144,970)                 (104,547)               (133,161)            (144,130)
______________________________________________________________________________________________________________________________________________________

             (15,737)                   (9,066)                    (4,349)                  (14,791)                 (8,966)              (5,263)
______________________________________________________________________________________________________________________________________________________

             (15,737)                   (9,066)                    (4,349)                  (14,791)                 (8,966)              (5,263)
______________________________________________________________________________________________________________________________________________________

             416,667                   416,667                    416,667                   416,667                 416,667              416,667
              15,737                     9,066                      4,349                    14,791                   8,966                5,263
                   -                         -                          -                         -                       -                    -
______________________________________________________________________________________________________________________________________________________

             432,404                   425,733                    421,016                   431,458                 425,633              421,930
______________________________________________________________________________________________________________________________________________________

             322,515                   288,412                    271,697                   312,120                 283,506              272,537
______________________________________________________________________________________________________________________________________________________

                   -                         -                          -                         -                       -                    -
______________________________________________________________________________________________________________________________________________________

            $322,515                 $ 288,412                  $ 271,697                 $ 312,120               $ 283,506            $ 272,537
______________________________________________________________________________________________________________________________________________________

            $      -                 $       -                  $       -                 $       -               $       -            $       -
______________________________________________________________________________________________________________________________________________________

              41,667                    41,667                     41,667                    41,667                  41,667               41,667
               2,019                     1,367                        687                     1,959                   1,377                  831
                   -                         -                          -                         -                       -                    -
______________________________________________________________________________________________________________________________________________________

              43,686                    43,034                     42,354                    43,626                  43,044               42,498
______________________________________________________________________________________________________________________________________________________

                                                                 61

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31, 2008

                                                                                                                                                      Ratio of
                                                                                                                                                    Expenses to
                                     Realized                                                                                                       Average Net   Ratio of Net
              Net                      and                                                            Net                                              Assets      Investment
             Asset        Net       Unrealized             Dividends   Distributions    Total        Asset               Net          Ratio         (Excluding      Income
             Value    Investment      Gains      Total      from Net       from       Dividends      Value             Assets,      of Expenses     Waivers and      (Loss)     Portfolio
           Beginning    Income     (Losses) on   from      Investment     Capital        and          End      Total     End        to Average        Expense      to Average    Turnover
           of Period  (Loss) (1)    Securities Operations    Income        Gains    Distributions  of Period  Return  of Period   Net Assets (2)  Reductions) (2)  Net Assets      Rate
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2011-2020 CONSERVATIVE FUND
   Institutional Class
   2008*    $10.00      $0.41         $(1.80)    $(1.39)    $(0.46)         $ -        $(0.46)       $8.15   (14.02)%† $358,260      0.13%**          32.48%**      5.20%**       38.34%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2011-2020 MODERATE FUND
   Institutional Class
   2008*    $10.00      $0.30         $(2.43)    $(2.13)    $(0.34)         $ -        $(0.34)       $7.53   (21.26)%† $327,972      0.16%**          32.51%**      3.93%**       36.00%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2011-2020 AGGRESSIVE FUND
   Institutional Class
   2008*    $10.00      $0.21         $(3.10)    $(2.89)    $(0.24)         $ -        $(0.24)       $6.87   (28.91)%† $296,248      0.16%**          32.55%**      2.80%**       35.37%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2021-2030 CONSERVATIVE FUND
   Institutional Class
   2008*    $10.00      $0.35         $(2.32)    $(1.97)    $(0.39)         $ -        $(0.39)       $7.64   (19.93)%† $333,751      0.14%**          32.61%**      4.53%**       38.59%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2021-2030 MODERATE FUND
   Institutional Class
   2008*    $10.00      $0.23         $(3.01)    $(2.78)    $(0.25)         $ -        $(0.25)       $6.97   (27.78)%† $301,125      0.16%**          32.54%**      3.05%**       37.87%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2021-2030 AGGRESSIVE FUND
   Institutional Class
   2008*    $10.00      $0.13         $(3.50)    $(3.37)    $(0.14)         $ -        $(0.14)       $6.49   (33.72)%† $276,289      0.16%**          32.60%**      1.72%**       35.47%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2031-2040 CONSERVATIVE FUND
   Institutional Class
   2008*    $10.00      $0.34         $(2.59)    $(2.25)    $(0.37)         $ -        $(0.37)       $7.38   (22.62)%† $322,515      0.14%**          32.99%**      4.41%**       33.86%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2031-2040 MODERATE FUND
   Institutional Class
   2008*    $10.00      $0.20         $(3.28)    $(3.08)    $(0.22)         $ -        $(0.22)       $6.70   (30.80)%† $288,412      0.16%**          33.38%**      2.71%**       32.44%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2031-2040 AGGRESSIVE FUND
   Institutional Class
   2008*    $10.00      $0.10         $(3.59)    $(3.49)    $(0.10)         $ -        $(0.10)       $6.41   (34.84)%† $271,697      0.16%**          33.12%**      1.37%**       34.63%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2041-2050 CONSERVATIVE FUND
   Institutional Class
   2008*    $10.00      $0.32         $(2.82)    $(2.50)    $(0.35)         $ -        $(0.35)       $7.15   (25.14)%† $312,120      0.14%**          33.03%**      4.24%**       35.24%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2041-2050 MODERATE FUND
   Institutional Class
   2008*    $10.00      $0.19         $(3.38)    $(3.19)    $(0.22)         $ -        $(0.22)       $6.59   (31.92)%† $283,506      0.16%**          33.30%**      2.62%**       31.25%†
__________________________________________________________________________________________________________________________________________________________________________________________
OLD MUTUAL 2041-2050 AGGRESSIVE FUND
   Institutional Class
   2008*    $10.00      $0.11         $(3.57)    $(3.46)    $(0.13)         $ -        $(0.13)       $6.41   (34.62)%† $272,537      0.16%**          33.44%**      1.54%**       33.50%†
__________________________________________________________________________________________________________________________________________________________________________________________

 *  Fund commenced operations on March 3, 2008.
**  Ratios for periods less than one year have been annualized.
 †  Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1) Per share amounts for the period are calculated based on average outstanding shares.
(2) Ratio does not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

                                                                 62

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2008

1. ORGANIZATION
____________________________________________________________________________________________________________________________________

Old Mutual Funds III (the "Trust"), organized as a Delaware statutory trust on November 21, 2007, is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers thirteen series portfolios, of which the following are covered by this Annual Report - the Old Mutual 2011-2020 Conservative Fund, the Old
Mutual 2011-2020 Moderate Fund, the Old Mutual 2011-2020 Aggressive Fund, the Old Mutual 2021-2030 Conservative Fund, the Old Mutual
2021-2030 Moderate Fund, the Old Mutual 2021-2030 Aggressive Fund, the Old Mutual 2031-2040 Conservative Fund, the Old Mutual
2031-2040 Moderate Fund, the Old Mutual 2031-2040 Aggressive Fund, the Old Mutual 2041-2050 Conservative Fund, the Old Mutual
2041-2050 Moderate Fund and the Old Mutual 2041-2050 Aggressive Fund (each a "Fund" and collectively the "Funds"). The Funds commenced operations on March 3, 2008. The financial statements for the Trust's other series portfolio, the Old Mutual Heitman
Global Real Estate Securities Fund, are presented separately.

As of December 31, 2008, Old Mutual Capital, Inc. (the "Adviser") owned 100% of the outstanding shares of the Funds.

Shareholders may currently purchase shares of the Funds through Institutional Class shares only. Each Fund is classified as a diversified management investment company. The Funds' prospectus provides a description of each Fund's investment objective, policies and investment strategies.

Each Fund is a "fund of funds" which seeks to achieve its investment objective by investing in a portfolio of affiliated underlying equity and fixed income funds that are advised by the Adviser. In addition, a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Funds expect to invest their assets among equity and fixed income funds in the following ranges:

                                                                           Equity Fund Allocation       Fixed-Income Fund Allocation
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                              36-46%                        54-64%
Old Mutual 2011-2020 Moderate Fund                                                  54-64%                        36-46%
Old Mutual 2011-2020 Aggressive Fund                                                74-84%                        16-26%
Old Mutual 2021-2030 Conservative Fund                                              50-60%                        40-50%
Old Mutual 2021-2030 Moderate Fund                                                  70-80%                        20-30%
Old Mutual 2021-2030 Aggressive Fund                                                87-97%                         3-13%
Old Mutual 2031-2040 Conservative Fund                                              57-67%                        33-43%
Old Mutual 2031-2040 Moderate Fund                                                  78-88%                        12-22%
Old Mutual 2031-2040 Aggressive Fund                                               91-100%                          0-9%
Old Mutual 2041-2050 Conservative Fund                                              62-72%                        28-38%
Old Mutual 2041-2050 Moderate Fund                                                  80-90%                        10-20%
Old Mutual 2041-2050 Aggressive Fund                                               92-100%                          0-8%
____________________________________________________________________________________________________________________________________

A brief description of each of the underlying funds that the Funds currently invest in is as follows.

Old Mutual Advantage Growth Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its net assets in equity securities of medium and large-cap companies with favorable growth prospects, as evidenced by such factors as superior revenue growth, high quality of earnings, global distribution, and strong competitive advantages.

Old Mutual Analytic U.S. Long/Short Fund seeks above-average total returns. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the fund may invest in companies of any size, it generally invests in large and mid-cap companies. The fund may also invest in long and short positions of publicly traded equity securities. The fund's long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The fund generally takes long equity positions equal to approximately 120% of the fund's equity assets excluding cash, and short equity positions equal to approximately 20% of the fund's equity assets at the time of investment. The fund's long equity exposure ordinarily ranges from 110% to 125% of the fund's net assets and its short equity exposure ordinarily ranges from 10% to 33% of the fund's net assets. The cash received from short sales may be used to invest in long equity positions.

Old Mutual Barrow Hanley Core Bond Fund seeks to maximize total return. To pursue its objective, the fund normally invests at least
80% of its net assets in fixed income securities of varying maturities. Fixed income securities may include: U.S. government securities including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations. The fund may also invest up to 20% of its total assets in non-investment grade securities. The fund has no limitations on the range of maturities of the fixed income securities in which it can invest and will maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Barclays
Capital U.S. Aggregate Index. The sub-adviser will attempt to maintain an overall weighted average portfolio credit quality at a rating of "AA" (or equivalent) or higher from any nationally recognized statistical rating organization ("NRSRO").

                                                                 63

NOTES TO FINANCIAL STATEMENTS - continued

AS OF DECEMBER 31, 2008

Old Mutual Barrow Hanley Value Fund seeks long-term capital growth. The fund is a non-diversified fund. To pursue its objective, the fund normally invests in equity securities of large- and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of the fund's sub-adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

Old Mutual Clay Finlay Emerging Markets Fund seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes), in securities issued by companies in emerging market countries. The fund normally emphasizes equity securities in its portfolio. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of assets in securities of issuers in any one emerging country. The fund may also invest up to 20% of assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries.

Old Mutual Developing Growth Fund seeks long-term capital growth. To pursue this objective, the fund normally invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase.

Old Mutual Discover Value Fund seeks to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its assets in equity securities of small-cap companies with value characteristics. The fund may also invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally invests in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities.

Old Mutual Dwight High Yield Fund seeks to provide investors with a high level of current income. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset-backed securities, income-producing convertible securities, and preferred stocks. The fund may invest up to 30% of its assets in U.S. dollar denominated foreign debt obligations. The fund may also invest in derivative instruments, such as options, futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund's sub-adviser seeks to maintain a minimum average credit quality for the fund's investments at a rating of
"B" (or equivalent) or higher from any NRSRO. The fund's investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital U.S. Corporate High Yield Index.

Old Mutual Dwight Intermediate Fixed Income Fund seeks a high level of current income consistent with relative stability of principal. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The fund may also invest in derivative instruments, such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund's investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital Intermediate Aggregate Bond Index. The fund's dollar weighted average maturity will typically be between 3 and 10 years.

Old Mutual Dwight Short Term Fixed Income Fund seeks a high level of current income consistent with maintaining a relatively high degree of stability of capital. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by
Standard & Poor's, Aaa by Moody's Investor Service, Inc. or deemed equivalent by the sub-adviser. The fund's weighted average maturity will typically be less than 3 years.

Old Mutual Focused Fund seeks above-average total returns over a 3 to 5 year market cycle. The fund is a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies that the fund's sub-adviser believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Old Mutual Heitman Global Real Estate Securities Fund seeks to provide investors with a total return through a combination of current income and capital appreciation. To pursue its objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of both U.S. and foreign real estate companies and companies related to the real estate industry. The fund's sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its profits or revenues from the ownership, construction, development, management, financing, servicing, sale or leasing of real estate or has at least 50% of its assets in such real estate. Under normal circumstances, the fund invests at least
40% of its total assets in securities of issuers in foreign countries.

Old Mutual Heitman REIT Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs"). The fund's sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

                                                                 64

Old Mutual International Bond Fund seeks high total return and, when consistent with total return, income. To pursue its objective, the fund normally invests in fixed income securities of foreign government and corporate issuers. Those fixed income securities, referred to as "bonds," generally include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes, and other debt obligations. The fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in "bonds" and invests in at least three countries other than the United States.

Old Mutual International Equity Fund seeks long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of non-U.S. issuers. The fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets. Generally, the fund limits its investments in any country to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the
Japanese yen, the British pound, or the euro.

Old Mutual Large Cap Growth Fund seeks to provide investors with long-term capital growth. The fund is classified as a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospectus. For purposes of this fund, large-
cap companies are those companies with market capitalizations within the market capitalization range of those companies in the
Russell 1000®  Growth Index. Each of the fund's sub-adviser's will invest the portion of the fund it manages in not more than 40 large-cap companies.

Old Mutual Mid-Cap Fund seeks above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400® Index.

Old Mutual Provident Mid-Cap Growth Fund seeks to provide investors long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of mid-cap companies with favorable growth prospects. For purposes of the fund, mid-cap companies are those companies with market capitalizations within the range of companies in the Russell Mid-Cap® Growth Index.

Old Mutual Select Growth Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with favorable growth prospects. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies.

Old Mutual TS&W Mid-Cap Value Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the Russell MidCap® Value Index. The securities held in the fund are primarily common stocks that the fund's sub-adviser believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each
Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
____________________________________________________________________________________________________________________________________

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Investment securities of an underlying fund advised by the Adviser, including securities sold short, that are

                                                                 65

NOTES TO FINANCIAL STATEMENTS - continued

AS OF DECEMBER 31, 2008

listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally
4:00 p.m., Eastern Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the
Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the
NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The underlying funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Valuation Committee
(the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair
Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or
the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the
Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating an underlying fund's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities of an underlying fund advised by the Adviser traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair
Value Procedures established by the Board.

Foreign securities of an underlying fund advised by the Adviser traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the underlying fund's investment adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the underlying funds calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

Options of an underlying fund advised by the Adviser are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts of an underlying fund advised by the Adviser are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, ("SFAS
157"). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. The aggregate value by input level, as of December 31, 2008, for each Fund's investments is included in the Notes to Schedule of
Investments.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

                                                                 66

Dividends and Distributions - Dividends from net investment income for the Funds are declared at least annually, if available, except with respect to the Old Mutual 2011-2020 Conservative Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2031-2040
Conservative Fund and Old Mutual 2041-2050 Conservative Fund, for which dividends are declared at least quarterly, if available.
Distributions of net realized capital gains for each Fund are generally made to shareholders at least annually, if available.

Offering and Organizational Costs - All organizational costs incurred with the start-up of the Trust were expensed as incurred. All offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of December 31, 2008, the Funds (since their inception date of March 3, 2008) have the following amounts remaining to be amortized:

                                                    Deferred Offering Costs
________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                      $3,243
Old Mutual 2011-2020 Moderate Fund                           3,239
Old Mutual 2011-2020 Aggressive Fund                         3,235
Old Mutual 2021-2030 Conservative Fund                       3,240
Old Mutual 2021-2030 Moderate Fund                           3,236
Old Mutual 2021-2030 Aggressive Fund                         3,233
Old Mutual 2031-2040 Conservative Fund                       4,430
Old Mutual 2031-2040 Moderate Fund                           3,446
Old Mutual 2031-2040 Aggressive Fund                         4,422
Old Mutual 2041-2050 Conservative Fund                       3,449
Old Mutual 2041-2050 Moderate Fund                           3,445
Old Mutual 2041-2050 Aggressive Fund                         3,442
________________________________________________________________________________

Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Each Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not reflected in the expenses shown in the Statements of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

The Funds have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

The Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee by crediting Paid-in Capital. Since the commencement of operations on March 3, 2008, there were no redemption fees earned by the Funds.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES
   AND OTHER TRANSACTIONS WITH AFFILIATES
____________________________________________________________________________________________________________________________________

Investment Adviser - Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH").
OMUSH is a direct, wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct, wholly owned subsidiary of Old
Mutual plc., a London-Exchange listed international financial services firm. The Funds and the Adviser are parties to an Investment
Advisory Agreement (the "Advisory Agreement"), under which the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows.

                                                                 67

NOTES TO FINANCIAL STATEMENTS - continued

AS OF DECEMBER 31, 2008

Old Mutual 2011-2020 Conservative Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2031-2040 Conservative Fund and Old
Mutual 2041-2050 Conservative Fund:

      Management Fee                                     Asset Level
________________________________________________________________________________

          0.200%                                     Less than $1 billion
          0.175%                                From $1 billion to $2 billion
          0.150%                                From $2 billion to $3 billion
          0.125%                                   Greater than $3 billion
________________________________________________________________________________

Old Mutual 2011-2020 Moderate Fund, Old Mutual 2011-2020 Aggressive Fund, Old Mutual 2021-2030 Moderate Fund, Old Mutual 2021-2030
Aggressive Fund, Old Mutual 2031-2040 Moderate Fund, Old Mutual 2031-2040 Aggressive Fund, Old Mutual 2041-2050 Moderate Fund and
Old Mutual 2041-2050 Aggressive Fund:

      Management Fee                                     Asset Level
________________________________________________________________________________

          0.250%                                    Less than $1 billion
          0.225%                               From $1 billion to $2 billion
          0.200%                               From $2 billion to $3 billion
          0.175%                                  Greater than $3 billion
________________________________________________________________________________

Expense Limitation Agreements - In the interest of limiting expenses of the Funds, the Adviser has entered into an expense limitation agreement ("Expense Limitation Agreement") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual operating expenses (excluding acquired (underlying) fund fees and expenses) to a specified percentage of the Funds' average daily net assets through the dates specified below.

Effective July 1, 2008, the expense limitations are as follows:

                                                                                                                  Expiration Date
                                                                                  Institutional Class          of Expense Limitation
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                                  0.05%*                   December 31, 2011
Old Mutual 2011-2020 Moderate Fund                                                      0.05%**                  December 31, 2011
Old Mutual 2011-2020 Aggressive Fund                                                    0.05%**                  December 31, 2011
Old Mutual 2021-2030 Conservative Fund                                                  0.05%*                   December 31, 2011
Old Mutual 2021-2030 Moderate Fund                                                      0.05%**                  December 31, 2011
Old Mutual 2021-2030 Aggressive Fund                                                    0.05%**                  December 31, 2011
Old Mutual 2031-2040 Conservative Fund                                                  0.05%*                   December 31, 2011
Old Mutual 2031-2040 Moderate Fund                                                      0.05%**                  December 31, 2011
Old Mutual 2031-2040 Aggressive Fund                                                    0.05%**                  December 31, 2011
Old Mutual 2041-2050 Conservative Fund                                                  0.05%*                   December 31, 2011
Old Mutual 2041-2050 Moderate Fund                                                      0.05%**                  December 31, 2011
Old Mutual 2041-2050 Aggressive Fund                                                    0.05%**                  December 31, 2011
____________________________________________________________________________________________________________________________________

*  Prior to July 1, 2008, the expense limitation in place was 0.25%.
** Prior to July 1, 2008, the expense limitation in place was 0.30%.

                                                                 68

Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation
Agreement may be made at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three fiscal years after the expenses were reimbursed. At December 31,
2008, the Adviser may seek reimbursement of previously waived and reimbursed fees as follows:

                                                                  Expires 2011
________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                              $106,146
Old Mutual 2011-2020 Moderate Fund                                   103,878
Old Mutual 2011-2020 Aggressive Fund                                 101,394
Old Mutual 2021-2030 Conservative Fund                               104,501
Old Mutual 2021-2030 Moderate Fund                                   101,632
Old Mutual 2021-2030 Aggressive Fund                                  99,862
Old Mutual 2031-2040 Conservative Fund                               104,747
Old Mutual 2031-2040 Moderate Fund                                   103,282
Old Mutual 2031-2040 Aggressive Fund                                 101,051
Old Mutual 2041-2050 Conservative Fund                               103,998
Old Mutual 2041-2050 Moderate Fund                                   102,536
Old Mutual 2041-2050 Aggressive Fund                                 102,097
________________________________________________________________________________

Sub-Advisory Agreement - The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (the
"Ibbotson Sub-Advisory Agreement") with Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson is a wholly owned subsidiary of
Ibbotson Associates, Inc., which is a wholly owned subsidiary of Morningstar, Inc. For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement, Ibbotson is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each of the Funds, which is computed and paid monthly at an annual rate equal to 0.10% for average daily net assets less than $1 billion, 0.09% for average daily net assets from $1 billion to less than $2 billion, 0.08% for average daily net assets from $2 billion to less than $3 billion, 0.07% for average daily net assets from $3 billion to less than $4 billion, 0.06% for average daily net assets from $4 billion to less than $5 billion and 0.05% for average daily net assets over $5 billion or greater. In addition, if at the end of each one-year period ended November 30th (the "minimum calculation period"), the total sub-advisory fees paid under the Ibbotson Sub-Advisory Agreement are less than the minimum annual fee amount set forth below,
Ibbotson will receive the difference between the amount of sub-advisory fees paid and the minimum annual fee amount.

________________________________________________________________________________

Minimum calculation period ended November 30, 2008:                 $150,000
Minimum calculation period ended November 30, 2009:                 $250,000
Minimum calculation period ended November 30, 2010
     and each period thereafter:                                    $350,000
________________________________________________________________________________

The Ibbotson Sub-Advisory Agreement obligates Ibbotson to: (i) recommend a continuous investment allocation program for each Fund in accordance with each Fund's respective investment objectives, policies and limitations; (ii) provide supervision of each Fund's investments and recommend the allocation of the assets of each Fund by specific style mandate; (iii) develop allocations specific to target-date and investor risk profiles; and (iv) develop a glide path allocation for each Fund from inception to the target retirement date and develop an appropriate asset allocation strategy for each Fund post-retirement date.

Administrative Services Agreement - The Trust and Old Mutual Fund Services (the "Administrator"), a wholly owned subsidiary of the
Adviser, entered into an Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

         Average Daily Net Assets                           Annual Fee Rate
________________________________________________________________________________

           $0 to $500 million                                    0.10%
Greater than $500 million up to $1 billion                       0.09%
Greater than $1 billion up to $1.5 billion                       0.08%
        Greater than $1.5 billion                                0.07%
________________________________________________________________________________

                                                                 69

NOTES TO FINANCIAL STATEMENTS - continued
AS OF DECEMBER 31, 2008

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The
Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Bank of New York Mellon (the "Sub-Administrator") serves as sub-administrator to the Trust. The Sub-Administrator assists the
Administrator in connection with the administration and business affairs of the Trust. Pursuant to a sub-administration and accounting agreement (the "Sub-Administration Agreement") between the Administrator and the Sub-Administrator, the Administrator
pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust,
Old Mutual Funds I, Old Mutual Funds II and Old Mutual Insurance Series Fund (the "Old Mutual Complex"), of (1) 0.0475% of the first
$6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. With regard to the Funds, these fees apply only at the underlying fund level. In addition, the Administrator pays the Sub-Administrator the following annual fees: (1) $35,000 for each Fund; and (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex. Certain minimum fees apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator except those arising out of the Sub-Administrator's or its delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or willful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to the Administrator or any third party for special, indirect or consequential damages.

Distributor - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

Other Service Providers - DST Systems, Inc. ("DST") serves as the transfer agent and dividend disbursing agent of the Funds. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds to persons who beneficially own interests in the Funds. The Trust has entered into an agency agreement, with DST, effective as of September 17, 2008, pursuant to which DST provides call center and correspondence and other shareholder account-related services. Prior to September 17, 2008, the Administrator provided these services to the Trust pursuant to a shareholder servicing agreement. No shareholder service fees were paid to Old Mutual Fund Services for the period ended December 31,
2008.

The Bank of New York Mellon serves as the custodian for the Funds.

Officers and Trustees of the Funds who are or were officers of the Adviser, Administrator, Sub-Administrator or Distributor received no compensation from the Funds.

4. INVESTMENT TRANSACTIONS
____________________________________________________________________________________________________________________________________

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Funds, for the period ended December 31, 2008 were as follows:

                                                                                                   Purchases               Sales
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                                             $587,625              $147,343
Old Mutual 2011-2020 Moderate Fund                                                                  569,627               135,397
Old Mutual 2011-2020 Aggressive Fund                                                                559,483               129,430
Old Mutual 2021-2030 Conservative Fund                                                              580,633               145,232
Old Mutual 2021-2030 Moderate Fund                                                                  568,930               139,063
Old Mutual 2021-2030 Aggressive Fund                                                                550,925               127,442
Old Mutual 2031-2040 Conservative Fund                                                              561,679               126,204
Old Mutual 2031-2040 Moderate Fund                                                                  547,610               118,012
Old Mutual 2031-2040 Aggressive Fund                                                                546,315               123,843
Old Mutual 2041-2050 Conservative Fund                                                              565,450               130,284
Old Mutual 2041-2050 Moderate Fund                                                                  542,085               113,102
Old Mutual 2041-2050 Aggressive Fund                                                                544,494               120,042
____________________________________________________________________________________________________________________________________

                                                                 70

5. AFFILIATED FUND OF FUNDS TRANSACTIONS
____________________________________________________________________________________________________________________________________

The Funds invest in certain mutual funds within the Old Mutual Complex, of which certain funds may be deemed to be under common control because they may share the same Board of Trustees. A Fund's investment in any of the underlying funds may exceed 25% of the underlying fund's total assets. The financial statements for each of the underlying funds that are part of the Old Mutual Complex may be obtained at oldmutualfunds.com. A summary of the Funds' transactions in affiliated underlying funds during the period ended
December 31, 2008 follows:

Old Mutual 2011-2020 Conservative Fund

                                                                                           Unrealized
                                                               Purchases at   Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                    Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 29,498    $  6,092      $  (8,465)        $ 13,716      $     -      $   (171)
     Old Mutual Analytic U.S. Long/Short Fund                      19,821       3,075         (4,957)          11,100           42          (689)
     Old Mutual Barrow Hanley Core Bond Fund                      142,140      45,783         (1,224)          93,554        3,878          (294)
     Old Mutual Barrow Hanley Value Fund                           75,218       7,391        (11,074)          54,816        1,054        (1,937)
     Old Mutual Clay Finlay Emerging Markets Fund                   5,017         765         (1,834)           2,034           72          (383)
     Old Mutual Developing Growth Fund                              4,944         765         (1,237)           2,762            -          (180)
     Old Mutual Discover Value Fund                                 6,287         977         (1,583)           3,404            5          (323)
     Old Mutual Dwight High Yield Fund                             40,059       5,095         (6,229)          27,904        2,187          (831)
     Old Mutual Dwight Intermediate Fixed Income Fund              71,244      23,168         (2,052)          45,283        2,041           629
     Old Mutual Dwight Short Term Fixed Income Fund                15,207       9,296           (161)           5,387          332          (363)
     Old Mutual Focused Fund                                       33,933      11,723         (5,227)          16,208          264          (704)
     Old Mutual Heitman Global Real Estate Securities Fund          9,841         743         (3,060)           5,517            -          (521)
     Old Mutual Heitman REIT Fund                                  18,436      13,707         (1,618)           2,995          237          (116)
     Old Mutual International Bond Fund                            47,282       6,122         (6,300)          34,470        6,605           757
     Old Mutual International Equity Fund                          50,121      11,453        (11,329)          25,609          674        (1,729)
     Old Mutual Large Cap Growth Fund                               9,223           -            314            9,537            -             -
     Old Mutual TS&W Mid-Cap Value Fund                             9,354       1,188         (2,261)           5,580           33          (325)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $587,625    $147,343      $  (68,297)       $359,876      $17,424      $ (7,180)
______________________________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Moderate Fund

                                                                                           Unrealized
                                                               Purchases at   Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                    Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 33,868    $ 10,440      $  (8,476)        $ 13,728      $     -      $   (167)
     Old Mutual Analytic U.S. Long/Short Fund                      37,196       5,573         (9,313)          20,997           80        (1,313)
     Old Mutual Barrow Hanley Core Bond Fund                       95,097      31,789           (838)          61,456        2,498          (172)
     Old Mutual Barrow Hanley Value Fund                           84,972      10,111        (16,304)          55,933        1,189        (2,623)
     Old Mutual Clay Finlay Emerging Markets Fund                   9,661       2,921         (2,863)           3,133          111          (744)
     Old Mutual Developing Growth Fund                              4,941         766         (1,240)           2,755            -          (180)
     Old Mutual Discover Value Fund                                11,744       1,398         (3,043)           6,760            9          (543)
     Old Mutual Dwight High Yield Fund                             27,704       3,524         (4,287)          19,326        1,501          (567)
     Old Mutual Dwight Intermediate Fixed Income Fund              50,353      17,817         (1,396)          30,662        1,386           450
     Old Mutual Dwight Short Term Fixed Income Fund                10,141       3,532           (219)           6,278          233          (112)
     Old Mutual Focused Fund                                       44,684       8,283         (8,689)          26,651          434          (944)
     Old Mutual Heitman Global Real Estate Securities Fund          9,809         737         (3,065)           5,490            -          (517)
     Old Mutual Heitman REIT Fund                                  18,459      13,716         (1,631)           2,996          237          (116)
     Old Mutual International Bond Fund                            32,479       4,213         (4,331)          23,669        4,545           521
     Old Mutual International Equity Fund                          66,092      16,498        (17,591)          28,734          763        (3,269)
     Old Mutual Large Cap Growth Fund                               6,151           -            187            6,338            -             -
     Old Mutual Provident Mid-Cap Growth Fund                       7,743       1,360         (1,951)           4,067            -          (365)
     Old Mutual Select Growth Fund                                  4,941         766         (1,649)           2,248            -          (278)
     Old Mutual TS&W Mid-Cap Value Fund                            13,592       1,953         (3,190)           7,971           48          (478)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $569,627    $135,397      $ (89,889)        $329,192      $13,034      $(11,417)
______________________________________________________________________________________________________________________________________________________

                                                                 71

NOTES TO FINANCIAL STATEMENTS - continued
AS OF DECEMBER 31, 2008

Old Mutual 2011-2020 Aggressive Fund

                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 43,002    $ 15,958      $  (9,776)        $ 15,851      $     -      $   (196)
     Old Mutual Analytic U.S. Long/Short Fund                      42,360       6,340        (10,595)          23,954           92        (1,471)
     Old Mutual Barrow Hanley Core Bond Fund                       44,674      13,178           (445)          30,742        1,143           113
     Old Mutual Barrow Hanley Value Fund                           95,308      12,752        (22,250)          56,947        1,429        (3,359)
     Old Mutual Clay Finlay Emerging Markets Fund                  14,334       4,480         (4,240)           4,583          162        (1,031)
     Old Mutual Developing Growth Fund                              4,949         766         (1,239)           2,766            -          (178)
     Old Mutual Discover Value Fund                                15,421       2,161         (3,935)           8,579           11          (746)
     Old Mutual Dwight High Yield Fund                             14,386       1,952         (2,170)           9,991          772          (273)
     Old Mutual Dwight Intermediate Fixed Income Fund              23,455      13,974           (404)           8,833          510            22
     Old Mutual Dwight Short Term Fixed Income Fund                   682           -            (11)             671            7             -
     Old Mutual Focused Fund                                       69,383      15,709        (12,718)          39,306          641        (1,476)
     Old Mutual Heitman Global Real Estate Securities Fund          9,075         635         (2,868)           5,128            -          (444)
     Old Mutual Heitman REIT Fund                                  13,957       9,664         (1,507)           2,758          185           (28)
     Old Mutual International Bond Fund                            21,161       2,509         (2,847)          15,638        2,957           352
     Old Mutual International Equity Fund                          94,143      18,931        (26,831)          44,020        1,168        (4,361)
     Old Mutual Large Cap Growth Fund                               1,408           -            (22)           1,386            -             -
     Old Mutual Provident Mid-Cap Growth Fund                       9,898       1,533         (2,654)           5,360            -          (351)
     Old Mutual Select Growth Fund                                  9,223       4,913         (1,562)           2,159            -          (589)
     Old Mutual TS&W Mid-Cap Value Fund                            32,664       3,975         (7,979)          19,586          118        (1,124)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $559,483    $129,430      $(114,053)        $298,258      $ 9,195      $(15,140)
______________________________________________________________________________________________________________________________________________________

Old Mutual 2021-2030 Conservative Fund
                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 33,834    $  9,936       $ (8,662)        $ 14,017      $     -      $   (143)
     Old Mutual Analytic U.S. Long/Short Fund                      34,595       5,357         (8,683)          19,335           74        (1,220)
     Old Mutual Barrow Hanley Core Bond Fund                       99,932      41,043           (712)          56,815        2,619          (579)
     Old Mutual Barrow Hanley Value Fund                           79,573       8,285        (12,809)          56,348        1,185        (2,131)
     Old Mutual Clay Finlay Emerging Markets Fund                  10,007       1,531         (3,675)           4,041          144          (760)
     Old Mutual Developing Growth Fund                              4,932         765         (1,238)           2,749            -          (180)
     Old Mutual Discover Value Fund                                10,000       1,187         (2,632)           5,749            8          (432)
     Old Mutual Dwight High Yield Fund                             34,440       4,325         (5,287)          24,105        1,809          (723)
     Old Mutual Dwight Intermediate Fixed Income Fund              55,214      24,576         (1,264)          28,585        1,495            84
     Old Mutual Dwight Short Term Fixed Income Fund                 5,066         765           (151)           4,129          121           (21)
     Old Mutual Focused Fund                                       39,587       8,912         (7,285)          22,430          366          (861)
     Old Mutual Heitman Global Real Estate Securities Fund          9,049         641         (2,865)           5,094            -          (449)
     Old Mutual Heitman REIT Fund                                  13,931       9,655         (1,506)           2,740          185           (30)
     Old Mutual International Bond Fund                            46,394       9,622         (5,544)          30,570        5,933           364
     Old Mutual International Equity Fund                          70,963      14,900        (18,039)          34,740          918        (3,284)
     Old Mutual Large Cap Growth Fund                               8,142           -            270            8,412            -             -
     Old Mutual Provident Mid-Cap Growth Fund                       7,728       1,359         (1,948)           4,057            -          (364)
     Old Mutual TS&W Mid-Cap Value Fund                            17,246       2,373         (4,077)          10,151           61          (645)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $580,633    $145,232      $ (86,107)        $334,067      $14,918      $(11,374)
______________________________________________________________________________________________________________________________________________________

                                                                 72

Old Mutual 2021-2030 Moderate Fund

                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 43,082    $ 16,052      $  (9,771)        $ 15,838      $     -      $   (201)
     Old Mutual Analytic U.S. Long/Short Fund                      39,591       6,125         (9,953)          22,130           85        (1,382)
     Old Mutual Barrow Hanley Core Bond Fund                       53,858      27,665           (298)          25,135        1,290          (413)
     Old Mutual Barrow Hanley Value Fund                          106,645      12,186        (20,270)          70,915        1,579        (3,274)
     Old Mutual Clay Finlay Emerging Markets Fund                  14,672       3,487         (4,833)           5,260          187        (1,092)
     Old Mutual Developing Growth Fund                              4,938         766         (1,242)           2,753            -          (177)
     Old Mutual Discover Value Fund                                13,766       1,604         (3,553)           7,960           10          (649)
     Old Mutual Dwight High Yield Fund                             20,127       2,716         (3,074)          13,972        1,111          (365)
     Old Mutual Dwight Intermediate Fixed Income Fund              24,690      11,599           (547)          12,207          657            34
     Old Mutual Focused Fund                                       55,359       8,632        (11,121)          34,207          558        (1,249)
     Old Mutual Heitman Global Real Estate Securities Fund          9,042         635         (2,869)           5,093            -          (445)
     Old Mutual Heitman REIT Fund                                  13,958       9,662         (1,516)           2,751          185           (29)
     Old Mutual International Bond Fund                            25,810       6,945         (2,808)          15,610        3,063            78
     Old Mutual International Equity Fund                          96,105      20,392        (27,035)          44,006        1,168        (4,672)
     Old Mutual Large Cap Growth Fund                               1,307           -            (25)           1,282            -             -
     Old Mutual Provident Mid-Cap Growth Fund                       9,876       2,331         (2,383)           4,836            -          (326)
     Old Mutual Select Growth Fund                                  9,218       4,712         (1,666)           2,267            -          (573)
     Old Mutual TS&W Mid-Cap Value Fund                            26,886       3,554         (6,452)          15,920           96          (960)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $568,930    $139,063      $(109,416)        $302,142       $9,989      $(15,695)
______________________________________________________________________________________________________________________________________________________

Old Mutual 2021-2030 Aggressive Fund
                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 42,742    $ 17,354      $  (9,188)        $ 14,890      $     -      $   (163)
     Old Mutual Analytic U.S. Long/Short Fund                      58,355       8,674        (14,579)          33,031          127        (2,071)
     Old Mutual Barrow Hanley Core Bond Fund                       13,701       9,064            (62)           4,388          242          (128)
     Old Mutual Barrow Hanley Value Fund                           97,840      12,818        (22,420)          59,113        1,414        (3,489)
     Old Mutual Clay Finlay Emerging Markets Fund                  19,651       3,957         (6,853)           7,416          263        (1,425)
     Old Mutual Developing Growth Fund                              4,929         766         (1,242)           2,744            -          (177)
     Old Mutual Discover Value Fund                                22,107       3,135         (5,695)          12,220           16        (1,057)
     Old Mutual Dwight High Yield Fund                              5,245         766           (804)           3,585          317           (90)
     Old Mutual Dwight Intermediate Fixed Income Fund               4,325       3,349            (45)             894           64           (11)
     Old Mutual Focused Fund                                       69,877      12,030        (13,819)          42,326          691        (1,515)
     Old Mutual Heitman Global Real Estate Securities Fund          6,527         505         (2,034)           3,635            -          (353)
     Old Mutual Heitman REIT Fund                                  13,806      10,686         (1,052)           1,947          173          (121)
     Old Mutual International Bond Fund                             5,891         766           (785)           4,291          819            95
     Old Mutual International Equity Fund                         118,412      23,059        (34,205)          55,467        1,472        (5,681)
     Old Mutual Large Cap Growth Fund                               1,171           -            (26)           1,145            -             -
     Old Mutual Mid-Cap Fund                                        5,255         975         (1,165)           2,825            -          (290)
     Old Mutual Provident Mid-Cap Growth Fund                       7,681       1,184         (2,017)           4,086            -          (394)
     Old Mutual Select Growth Fund                                 22,684      14,279         (2,892)           4,001            -        (1,512)
     Old Mutual TS&W Mid-Cap Value Fund                            30,726       4,075         (7,466)          18,252          109          (933)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $550,925    $127,442      $(126,349)        $276,256      $ 5,707      $(19,315)
______________________________________________________________________________________________________________________________________________________

                                                                 73

NOTES TO FINANCIAL STATEMENTS - continued
AS OF DECEMBER 31, 2008

Old Mutual 2031-2040 Conservative Fund

                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 33,148    $ 13,915      $  (6,951)        $ 11,263      $     -      $   (151)
     Old Mutual Analytic U.S. Long/Short Fund                      34,655       5,355         (8,679)          19,406           74        (1,215)
     Old Mutual Barrow Hanley Core Bond Fund                       76,164      23,055           (689)          51,577        2,083          (135)
     Old Mutual Barrow Hanley Value Fund                           73,270       8,701        (13,997)          48,215        1,097        (2,357)
     Old Mutual Clay Finlay Emerging Markets Fund                  14,321       4,075         (4,469)           4,785          169          (993)
     Old Mutual Developing Growth Fund                              4,940         765         (1,238)           2,759            -          (178)
     Old Mutual Discover Value Fund                                 9,450       1,396         (2,303)           5,210            7          (541)
     Old Mutual Dwight High Yield Fund                             29,611       4,246         (4,473)          20,345        1,700          (547)
     Old Mutual Dwight Intermediate Fixed Income Fund              44,967      19,245         (1,077)          24,099        1,190           187
     Old Mutual Focused Fund                                       45,024       7,885         (8,811)          27,217          444          (991)
     Old Mutual Heitman Global Real Estate Securities Fund          7,551         511         (2,404)           4,279            -          (358)
     Old Mutual Heitman REIT Fund                                  11,653       8,102         (1,233)           2,278          154           (40)
     Old Mutual International Bond Fund                            47,015       7,120         (6,079)          33,321        6,383           617
     Old Mutual International Equity Fund                          83,982      16,575        (24,023)          39,311        1,043        (4,073)
     Old Mutual Large Cap Growth Fund                               8,004           -            277            8,281            -             -
     Old Mutual Provident Mid-Cap Growth Fund                       9,880       1,530         (2,649)           5,348            -          (353)
     Old Mutual Select Growth Fund                                  4,940         765         (1,645)           2,253            -          (277)
     Old Mutual TS&W Mid-Cap Value Fund                            23,104       2,963         (5,575)          13,763           83          (803)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $561,679    $126,204      $ (96,018)        $323,710      $14,427      $(12,208)
______________________________________________________________________________________________________________________________________________________

Old Mutual 2031-2040 Moderate Fund
                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 33,965     $ 9,544      $  (8,868)        $ 14,346      $     -      $   (106)
     Old Mutual Analytic U.S. Long/Short Fund                      44,316       8,186        (10,717)          23,869           91        (1,544)
     Old Mutual Barrow Hanley Core Bond Fund                       29,250      10,060           (276)          18,694          714            34
     Old Mutual Barrow Hanley Value Fund                           87,842      11,286        (19,933)          53,505        1,252        (3,118)
     Old Mutual Clay Finlay Emerging Markets Fund                  19,755       2,855         (7,515)           8,075          286        (1,310)
     Old Mutual Developing Growth Fund                              4,951         766         (1,243)           2,765            -          (177)
     Old Mutual Discover Value Fund                                20,733       2,752         (5,364)          11,659           15          (958)
     Old Mutual Dwight High Yield Fund                             13,511       2,125         (2,000)           9,114          797          (272)
     Old Mutual Dwight Intermediate Fixed Income Fund              14,331       7,371           (300)           6,531          328            68
     Old Mutual Focused Fund                                       65,183      11,260        (12,827)          39,504          644        (1,418)
     Old Mutual Heitman Global Real Estate Securities Fund          6,553         507         (2,033)           3,659            -          (354)
     Old Mutual Heitman REIT Fund                                  13,839      10,683         (1,058)           1,974          174          (124)
     Old Mutual International Bond Fund                            23,020       4,155         (2,894)          15,790        3,025           345
     Old Mutual International Equity Fund                         113,905      22,583        (32,604)          53,237        1,413        (5,481)
     Old Mutual Large Cap Growth Fund                               1,166           -            (24)           1,142            -             -
     Old Mutual Provident Mid-Cap Growth Fund                      10,237       1,741         (2,623)           5,425            -          (448)
     Old Mutual Select Growth Fund                                 14,183       7,680         (2,233)           3,241            -        (1,029)
     Old Mutual TS&W Mid-Cap Value Fund                            30,870       4,458         (7,261)          18,135          109        (1,016)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $547,610    $118,012      $(119,773)        $290,665      $ 8,848      $(16,908)
______________________________________________________________________________________________________________________________________________________

                                                                 74

Old Mutual 2031-2040 Aggressive Fund

                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 42,677    $ 17,455      $  (9,127)        $ 14,786      $     -      $   (169)
     Old Mutual Analytic U.S. Long/Short Fund                      54,222       8,256        (13,605)          30,474          117        (1,887)
     Old Mutual Barrow Hanley Core Bond Fund                       13,625      10,965            (21)           2,420          188          (185)
     Old Mutual Barrow Hanley Value Fund                           94,817      12,748        (21,862)          57,020        1,385        (3,187)
     Old Mutual Clay Finlay Emerging Markets Fund                  20,012       3,066         (7,373)           8,081          287        (1,492)
     Old Mutual Developing Growth Fund                              4,931         766         (1,241)           2,748            -          (176)
     Old Mutual Discover Value Fund                                27,278       3,551         (7,049)          15,404           20        (1,274)
     Old Mutual Dwight High Yield Fund                                 43           -             (9)              34            2             -
     Old Mutual Focused Fund                                       69,916      12,030        (13,806)          42,380          692        (1,513)
     Old Mutual Heitman Global Real Estate Securities Fund          6,530         504         (2,030)           3,643            -          (353)
     Old Mutual Heitman REIT Fund                                  13,810      10,687         (1,050)           1,952          173          (122)
     Old Mutual International Bond Fund                                49           -             (7)              42            7             1
     Old Mutual International Equity Fund                         131,874      25,301        (38,137)          61,966        1,644        (6,470)
     Old Mutual Large Cap Growth Fund                               1,207           -            (23)           1,184            -             -
     Old Mutual Mid-Cap Fund                                        4,931         767         (1,207)           2,766            -          (191)
     Old Mutual Provident Mid-Cap Growth Fund                       4,931         766         (1,328)           2,663            -          (174)
     Old Mutual Select Growth Fund                                 23,019      12,489         (3,808)           5,239            -        (1,483)
     Old Mutual TS&W Mid-Cap Value Fund                            32,443       4,492         (7,726)          19,127          115        (1,097)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $546,315    $123,843      $(129,409)        $271,929      $ 4,630      $(19,772)
______________________________________________________________________________________________________________________________________________________

Old Mutual 2041-2050 Conservative Fund
                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 36,815    $ 14,534      $  (7,928)        $ 12,899      $     -      $   (456)
     Old Mutual Analytic U.S. Long/Short Fund                      34,691       5,354         (8,698)          19,429           74        (1,210)
     Old Mutual Barrow Hanley Core Bond Fund                       60,016      19,739           (535)          39,139        1,562           (66)
     Old Mutual Barrow Hanley Value Fund                           72,251       8,487        (14,432)          47,098        1,072        (2,234)
     Old Mutual Clay Finlay Emerging Markets Fund                  17,562       2,677         (6,446)           7,118          253        (1,321)
     Old Mutual Developing Growth Fund                              5,282         975         (1,204)           2,831            -          (272)
     Old Mutual Discover Value Fund                                15,680       1,814         (4,006)           9,100           12          (760)
     Old Mutual Dwight High Yield Fund                             28,290       6,034         (3,821)          17,477        1,626          (958)
     Old Mutual Dwight Intermediate Fixed Income Fund              34,720      13,815           (896)          19,675          913           262
     Old Mutual Focused Fund                                       46,102       6,884         (9,357)          28,771          468          (964)
     Old Mutual Heitman Global Real Estate Securities Fund          4,737         318         (1,511)           2,684            -          (224)
     Old Mutual Heitman REIT Fund                                  11,632       9,284           (718)           1,435          142          (195)
     Old Mutual International Bond Fund                            48,188       8,619         (5,987)          32,929        6,327           445
     Old Mutual International Equity Fund                         100,875      22,130        (28,135)          45,966        1,220        (4,644)
     Old Mutual Large Cap Growth Fund                               4,687           -            121            4,808            -             -
     Old Mutual Provident Mid-Cap Growth Fund                       9,890       3,129         (2,104)           4,357            -          (300)
     Old Mutual Select Growth Fund                                  7,081       2,938         (1,556)           2,147            -          (441)
     Old Mutual TS&W Mid-Cap Value Fund                            26,951       3,553         (6,447)          15,990           96          (961)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $565,450    $130,284      $(103,660)        $313,853      $13,765      $(14,299)
______________________________________________________________________________________________________________________________________________________

                                                                 75

NOTES TO FINANCIAL STATEMENTS - continued
AS OF DECEMBER 31, 2008

Old Mutual 2041-2050 Moderate Fund

                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 33,943    $ 10,338      $  (8,547)        $ 13,852      $     -      $   (139)
     Old Mutual Analytic U.S. Long/Short Fund                      43,959       9,968        (10,056)          22,374          735        (1,561)
     Old Mutual Barrow Hanley Core Bond Fund                       21,483       8,609           (190)          12,519          484             3
     Old Mutual Barrow Hanley Value Fund                           77,180      10,433        (18,059)          45,868          515        (2,820)
     Old Mutual Clay Finlay Emerging Markets Fund                  20,085       3,060         (7,399)           8,132          289        (1,494)
     Old Mutual Developing Growth Fund                              4,949         765         (1,245)           2,763            -          (176)
     Old Mutual Discover Value Fund                                23,055       2,955         (5,972)          13,065           17        (1,063)
     Old Mutual Dwight High Yield Fund                             13,166       1,912         (2,015)           9,013          793          (226)
     Old Mutual Dwight Intermediate Fixed Income Fund               9,570       4,912           (200)           4,363          228            37
     Old Mutual Focused Fund                                       65,154      11,245        (12,841)          39,483          644        (1,410)
     Old Mutual Heitman Global Real Estate Securities Fund          6,646         504         (2,072)           3,717            -          (353)
     Old Mutual Heitman REIT Fund                                  11,676       8,508         (1,078)           2,003          150           (87)
     Old Mutual International Bond Fund                            22,926       4,552         (2,815)          15,377        2,951           330
     Old Mutual International Equity Fund                         124,627      20,708        (37,340)          60,847        1,615        (5,732)
     Old Mutual Large Cap Growth Fund                               1,143           -            (25)           1,118            -             -
     Old Mutual Mid-Cap Fund                                        5,282         974         (1,168)           2,851            -          (289)
     Old Mutual Provident Mid-Cap Growth Fund                       9,898       1,530         (2,665)           5,354            -          (349)
     Old Mutual Select Growth Fund                                 13,847       7,470         (2,308)           3,181            -          (888)
     Old Mutual TS&W Mid-Cap Value Fund                            33,496       4,659         (7,973)          19,771          119        (1,093)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $542,085    $113,102      $(123,968)        $285,651      $ 8,540      $(17,310)
______________________________________________________________________________________________________________________________________________________

Old Mutual 2041-2050 Aggressive Fund

                                                                                           Unrealized
                                                               Purchases      Proceeds    Appreciation     Market Value    Dividend     Net Realized
Underlying Fund                                                 at Cost      from Sales  (Depreciation)     at 12/31/08     Income       Gain (Loss)
______________________________________________________________________________________________________________________________________________________

     Old Mutual Advantage Growth Fund                            $ 42,383    $ 19,446      $  (8,280)        $ 13,445      $     -      $   (174)
     Old Mutual Analytic U.S. Long/Short Fund                      52,047       8,047        (13,066)          29,137          112        (1,797)
     Old Mutual Barrow Hanley Core Bond Fund                       13,653      10,965            (20)           2,435          202          (199)
     Old Mutual Barrow Hanley Value Fund                           90,185      12,540        (20,641)          53,991        1,316        (3,013)
     Old Mutual Clay Finlay Emerging Markets Fund                  20,074       3,066         (7,383)           8,133          289        (1,492)
     Old Mutual Developing Growth Fund                              4,946         766         (1,242)           2,762            -          (176)
     Old Mutual Discover Value Fund                                26,869       3,552         (6,904)          15,139           20        (1,274)
     Old Mutual Dwight High Yield Fund                              2,153           -           (455)           1,698          112             -
     Old Mutual Focused Fund                                       70,130      12,030        (13,829)          42,571          695        (1,512)
     Old Mutual Heitman Global Real Estate Securities Fund          5,934         315         (1,972)           3,426            -          (221)
     Old Mutual Heitman REIT Fund                                  13,807      10,767           (995)           1,889          172          (156)
     Old Mutual International Bond Fund                             2,494           -           (387)           2,106          385            67
     Old Mutual International Equity Fund                         129,980      19,718        (39,526)          64,539        1,713        (6,197)
     Old Mutual Large Cap Growth Fund                               1,161           -            (25)           1,136            -             -
     Old Mutual Mid-Cap Fund                                        5,281         975         (1,166)           2,851            -          (289)
     Old Mutual Provident Mid-Cap Growth Fund                       4,946         766         (1,330)           2,676            -          (174)
     Old Mutual Select Growth Fund                                 23,056      12,388         (3,863)           5,329            -        (1,476)
     Old Mutual TS&W Mid-Cap Value Fund                            35,395       4,701         (8,504)          21,010          126        (1,180)
______________________________________________________________________________________________________________________________________________________

Totals                                                           $544,494    $120,042      $(129,588)        $274,273      $ 5,142      $(19,263)
______________________________________________________________________________________________________________________________________________________

                                                                 76

6. FEDERAL TAX INFORMATION
____________________________________________________________________________________________________________________________________

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Funds are subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for
Uncertainty in Income Taxes. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Funds to analyze all open tax years, fiscal year 2008 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended
December, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S.
Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of December 31, 2008, primarily attributable to certain net operating losses, reclassifications of short-term capital gain distributions on mutual funds, deemed distributions of earnings and profits pursuant to a consent dividend and organization and offering costs incurred by the Funds, were reclassified to the following accounts.

                                                                                Increase/(Decrease)        Increase/(Decrease)
                                                                                   Accumulated                Undistributed
                                                    Increase/(Decrease)            Net Realized              Net Investment
                                                      Paid-in Capital                 Gain                       Income
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                     $(106)                    $(2,380)                    $2,486
Old Mutual 2011-2020 Moderate Fund                             -                      (1,596)                     1,596
Old Mutual 2011-2020 Aggressive Fund                        (375)                       (726)                     1,101
Old Mutual 2021-2030 Conservative Fund                         -                      (1,626)                     1,626
Old Mutual 2021-2030 Moderate Fund                           (88)                       (743)                       831
Old Mutual 2021-2030 Aggressive Fund                        (281)                       (127)                       408
Old Mutual 2031-2040 Conservative Fund                      (145)                     (1,518)                     1,663
Old Mutual 2031-2040 Moderate Fund                           (80)                       (560)                       640
Old Mutual 2031-2040 Aggressive Fund                        (112)                        (26)                       138
Old Mutual 2041-2050 Conservative Fund                       (84)                     (1,295)                     1,379
Old Mutual 2041-2050 Moderate Fund                          (400)                       (449)                       849
Old Mutual 2041-2050 Aggressive Fund                        (486)                        (56)                       542
____________________________________________________________________________________________________________________________________

                                                                 77

NOTES TO FINANCIAL STATEMENTS - concluded

AS OF DECEMBER 31, 2008

The tax character of dividends and distributions declared during the period ended December 31, 2008 were as follows:

                                                                                                                         Ordinary
                                                                                                                          Income
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                                                                   $ 19,556
Old Mutual 2011-2020 Moderate Fund                                                                                         14,207
Old Mutual 2011-2020 Aggressive Fund                                                                                        9,875
Old Mutual 2021-2030 Conservative Fund                                                                                     16,191
Old Mutual 2021-2030 Moderate Fund                                                                                         10,399
Old Mutual 2021-2030 Aggressive Fund                                                                                        5,694
Old Mutual 2031-2040 Conservative Fund                                                                                     15,737
Old Mutual 2031-2040 Moderate Fund                                                                                          9,066
Old Mutual 2031-2040 Aggressive Fund                                                                                        4,349
Old Mutual 2041-2050 Conservative Fund                                                                                     14,791
Old Mutual 2041-2050 Moderate Fund                                                                                          8,966
Old Mutual 2041-2050 Aggressive Fund                                                                                        5,263

____________________________________________________________________________________________________________________________________

As of December 31, 2008, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                                                       Post-         Unrealized
                                                                     Capital Loss*    October       Appreciation/
                                                                    Carryforwards     Losses        Depreciation           Total
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                                 $ (78)        $  (783)        $ (76,996)         $ (77,857)
Old Mutual 2011-2020 Moderate Fund                                      (453)           (416)         (102,033)          (102,902)
Old Mutual 2011-2020 Aggressive Fund                                    (315)         (2,339)         (127,265)          (129,919)
Old Mutual 2021-2030 Conservative Fund                                  (207)           (728)          (98,172)           (99,107)
Old Mutual 2021-2030 Moderate Fund                                      (379)           (492)         (124,982)          (125,853)
Old Mutual 2021-2030 Aggressive Fund                                    (801)           (289)         (144,701)          (145,791)
Old Mutual 2031-2040 Conservative Fund                                  (143)           (769)         (108,832)          (109,744)
Old Mutual 2031-2040 Moderate Fund                                      (452)            (93)         (136,696)          (137,241)
Old Mutual 2031-2040 Aggressive Fund                                    (694)           (295)         (148,218)          (149,207)
Old Mutual 2041-2050 Conservative Fund                                  (318)         (1,208)         (117,728)          (119,254)
Old Mutual 2041-2050 Moderate Fund                                      (172)           (282)         (141,273)          (141,727)
Old Mutual 2041-2050 Aggressive Fund                                    (405)           (509)         (147,993)          (148,907)
____________________________________________________________________________________________________________________________________

* For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a period of up to eight years to the extent allowed by the Internal Revenue Code. As of December 31, 2008, each Fund's capital loss carryforwards are available to offset future realized gains and will expire in the fiscal year ending 2016.

  Post-October losses represent losses realized on investment transactions from November 1, 2008 through December 31, 2008 that, in accordance with federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.

                                                                 78

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments held by each Fund at December 31,
2008 were as follows:

                                                                                                                         Net
                                                                                                                     Unrealized
                                                     Federal Tax           Unrealized             Unrealized        Appreciation/
                                                        Cost              Appreciation           Depreciation      (Depreciation)
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund                 $440,407              $2,413               $ (79,409)          $ (76,996)
Old Mutual 2011-2020 Moderate Fund                      434,456               1,389                (103,422)           (102,033)
Old Mutual 2011-2020 Aggressive Fund                    428,433                 603                (127,868)           (127,265)
Old Mutual 2021-2030 Conservative Fund                  435,525               2,175                (100,347)            (98,172)
Old Mutual 2021-2030 Moderate Fund                      430,080               1,207                (126,189)           (124,982)
Old Mutual 2021-2030 Aggressive Fund                    423,665                 483                (145,184)           (144,701)
Old Mutual 2031-2040 Conservative Fund                  435,717               1,553                (110,385)           (108,832)
Old Mutual 2031-2040 Moderate Fund                      430,192                 529                (137,225)           (136,696)
Old Mutual 2031-2040 Aggressive Fund                    422,809                 529                (148,747)           (148,218)
Old Mutual 2041-2050 Conservative Fund                  434,651               1,222                (118,950)           (117,728)
Old Mutual 2041-2050 Moderate Fund                      429,705                 513                (141,786)           (141,273)
Old Mutual 2041-2050 Aggressive Fund                    424,936                 518                (148,511)           (147,993)
____________________________________________________________________________________________________________________________________

7. NEW ACCOUNTING PRONOUNCEMENTS
____________________________________________________________________________________________________________________________________

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and
Hedging Activities ("SFAS 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Funds' financial statement disclosures.

                                                                 79

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Old Mutual Funds III:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Old Mutual 2011-2020 Conservative Fund, Old Mutual 2011-2020 Moderate Fund, Old Mutual 2011-2020 Aggressive
Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2021-2030 Moderate Fund, Old Mutual 2021-2030 Aggressive Fund, Old Mutual
2031-2040 Conservative Fund, Old Mutual 2031-2040 Moderate Fund, Old Mutual 2031-2040 Aggressive Fund, Old Mutual 2041-2050
Conservative Fund, Old Mutual 2041-2050 Moderate Fund and Old Mutual 2041-2050 Aggressive Fund (12 of the 13 funds constituting Old
Mutual Funds III, hereafter referred to as the "Funds") at December 31, 2008 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/Pricewaterhouse Cooper LLP

Denver, Colorado
February 19, 2009

                                                                 80

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a December 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2008, each Fund is designating the following items with regard to distributions paid during the year or subsequent amounts determined necessary.

                                                                                              Qualifying For
                                                                                           Corporate Dividends          Qualifying
                                                                                                Receivable               Dividend
Fund                                                                                           Deduction (1)            Income (2)
____________________________________________________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund .................................................             0%                      5%
Old Mutual 2011-2020 Moderate Fund .....................................................             7%                      8%
Old Mutual 2011-2020 Aggressive Fund ...................................................            13%                     15%
Old Mutual 2021-2030 Conservative Fund .................................................             6%                      7%
Old Mutual 2021-2030 Moderate Fund .....................................................            12%                     14%
Old Mutual 2021-2030 Aggressive Fund ...................................................            21%                     27%
Old Mutual 2031-2040 Conservative Fund .................................................             6%                      7%
Old Mutual 2031-2040 Moderate Fund .....................................................            12%                     16%
Old Mutual 2031-2040 Aggressive Fund ...................................................            26%                     34%
Old Mutual 2041-2050 Conservative Fund .................................................             6%                      8%
Old Mutual 2041-2050 Moderate Fund. ....................................................            12%                     16%
Old Mutual 2041-2050 Aggressive Fund ...................................................            23%                     30%
____________________________________________________________________________________________________________________________________

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax
    Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the Funds in the table to designate the maximum amount permitted by law.

                                                                 81

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at http://www.sec.gov;
and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Funds III Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form
N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's
Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330 toll-free.

                                                                 82

FUND EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - December 31, 2008

Example. As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs, including redemption fees and exchange fees. Fund-related fees may include ongoing expenses, including management fees, and other Fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The
Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include Fund trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each share class under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

                                                              Annualized      Expenses                                                                       Annualized      Expenses
                                    Beginning     Ending        Expense         Paid                                               Beginning     Ending        Expense         Paid
                                     Account      Account       Ratios         During                                               Account      Account       Ratios         During
                                      Value        Value      for the Six     Six Month                                              Value        Value      for the Six     Six Month
                                     7/1/08      12/31/08     Month Period     Period*                                              7/01/08      12/31/08    Month Period     Period*
_________________________________________________________________________________________      _________________________________________________________________________________________

Old Mutual 2011-2020 Conservative Fund - Institutional Class                                   Old Mutual 2031-2040 Conservative Fund - Institutional Class
_________________________________________________________________________________________      _________________________________________________________________________________________

   Actual Fund Return               $1,000.00    $  863.80         0.05%       $0.23              Actual Fund Return               $1,000.00    $  778.70         0.05%       $0.22
   Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25              Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25
_________________________________________________________________________________________      _________________________________________________________________________________________

Old Mutual 2011-2020 Moderate Fund - Institutional Class                                       Old Mutual 2031-2040 Moderate Fund - Institutional Class
_________________________________________________________________________________________      _________________________________________________________________________________________

   Actual Fund Return                1,000.00       792.10         0.05         0.23              Actual Fund Return                1,000.00       696.90         0.05         0.21
   Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25              Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25
_________________________________________________________________________________________      _________________________________________________________________________________________

Old Mutual 2011-2020 Aggressive Fund - Institutional Class                                     Old Mutual 2031-2040 Aggressive Fund - Institutional Class
_________________________________________________________________________________________      _________________________________________________________________________________________

   Actual Fund Return                1,000.00       716.70         0.05         0.22              Actual Fund Return                1,000.00       658.20         0.05         0.21
   Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25              Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25
_________________________________________________________________________________________      _________________________________________________________________________________________

Old Mutual 2021-2030 Conservative Fund - Institutional Class                                   Old Mutual 2041-2050 Conservative Fund - Institutional Class
_________________________________________________________________________________________      _________________________________________________________________________________________

   Actual Fund Return                1,000.00       805.20         0.05         0.23              Actual Fund Return                1,000.00       753.10         0.05         0.22
   Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25              Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25
_________________________________________________________________________________________      _________________________________________________________________________________________

Old Mutual 2021-2030 Moderate Fund - Institutional Class                                       Old Mutual 2041-2050 Moderate Fund - Institutional Class
_________________________________________________________________________________________      _________________________________________________________________________________________

   Actual Fund Return                1,000.00       728.00         0.05         0.22              Actual Fund Return                1,000.00       686.30         0.05         0.21
   Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25              Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25
_________________________________________________________________________________________      _________________________________________________________________________________________

Old Mutual 2021-2030 Aggressive Fund - Institutional Class                                     Old Mutual 2041-2050 Aggressive Fund - Institutional Class
_________________________________________________________________________________________      _________________________________________________________________________________________

   Actual Fund Return                1,000.00       669.50         0.05         0.21              Actual Fund Return                1,000.00       659.70         0.05         0.21
   Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25              Hypothetical 5% Return            1,000.00     1,024.89         0.05         0.25
_________________________________________________________________________________________      _________________________________________________________________________________________

* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                                                 83

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

As of December 31, 2008 (Unaudited)

Trustees and Officers of the Trust

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the
Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 888-772-2888 toll-free.

_______________________________________________________________________________________________________________________________________________________________________________________

INDEPENDENT TRUSTEES
_______________________________________________________________________________________________________________________________________________________________________________________

                                                                                                           Number of Funds
                                              Term of Office*                                          in the Old Mutual Fund
                          Position(s) Held     and Length of         Principal Occupation(s)               Complex Overseen              Other Directorships
Name and Age               with the Trust       Time Served          During Past Five Years                   by Trustee                   Held by Trustee
_______________________________________________________________________________________________________________________________________________________________________________________

Robert M. Hamje           Chairman of the     Trustee since      Retired. President and Chief                     25              Old Mutual Funds I, TS&W/Claymore Tax-
(Age: 66)                 Board and Trustee   2008               Investment Officer, TRW Investment                               Advantaged Balanced Fund and Old Mutual/
                                                                 Company (investment management),                                 Claymore Long-Short Fund.
                                                                 Management 1984 - 2003.
_______________________________________________________________________________________________________________________________________________________________________________________

John R. Bartholdson       Trustee             Trustee since      Retired. Chief Financial Officer,                46              Old Mutual Funds I, Old Mutual Funds II,
(Age: 64)                                     2008               The Triumph Group, Inc.                                          ING Clarion Real Estate Income Fund, and
                                                                 (manufacturing), 1992 - April 2007.                              ING Clarion Global Real Estate Income Fund.
_______________________________________________________________________________________________________________________________________________________________________________________

Jettie M. Edwards         Trustee             Trustee since      Retired. Consultant, Syrus                       34              Old Mutual Funds II, EQ Advisors Trust, and
(Age: 62)                                     2008               Associates (business and                                         AXA Enterprise Funds Trust.
                                                                 marketing consulting firm),
                                                                 1986-2002.
_______________________________________________________________________________________________________________________________________________________________________________________

Jarrett B. Kling          Trustee             Trustee since      Managing Director, ING Clarion Real              25              Old Mutual Funds I, Hirtle Callaghan Trust,
(Age: 63)                                     2008               Estate Securities (investment adviser).                          ING Clarion Real Estate Income Fund,
                                                                                                                                  ING Clarion Global Real Estate Income Fund,
                                                                                                                                  and ING Clarion.
_______________________________________________________________________________________________________________________________________________________________________________________

Albert A. Miller          Trustee             Trustee since      Retired. Senior Vice President,                  34              Old Mutual Funds II.
(Age: 74)                                     2008               Cherry & Webb, CWT Specialty
                                                                 Stores (retail clothing store)
                                                                 (1995 - 2000). Advisor and
                                                                 Secretary, the Underwoman Shoppes,
                                                                 Inc. (retail clothing store),
                                                                 1980-2002.
_______________________________________________________________________________________________________________________________________________________________________________________

L. Kent Moore             Trustee             Trustee since      Partner, WillSource Enterprise, LLC              25              Foothills Energy Ventures, LLC, TS&W/
(Age: 53)                                     2008               (oil and gas exploration and                                     Claymore Tax-Advantaged Balanced Fund,
                                                                 production), since November 2005.                                Old Mutual/Claymore Long Short Fund,
                                                                 Managing Director, High Sierra                                   and Old Mutual Funds I.
                                                                 Energy, LP (holding company of
                                                                 natural resource related
                                                                 businesses), 2004 - 2005.
_______________________________________________________________________________________________________________________________________________________________________________________

Leigh A. Wilson           Trustee             Trustee since      Chief Executive Officer, New Century             34              Old Mutual Funds II, The Victory Portfolios,
(Age: 64)                                     2008               Living, Inc. (older adult housing)                               The Victory Institutional Funds, and The
                                                                 since 1992. Director, Chimney                                    Victory Variable Insurance Funds.
                                                                 Rock Winery LLC (2000 - 2004), and
                                                                 Chimney Rock Winery Corp., 1985 - 2004.
_______________________________________________________________________________________________________________________________________________________________________________________

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

                                                                 84

_______________________________________________________________________________________________________________________________________________________________________________________

INTERESTED TRUSTEES AND ADVISORY TRUSTEE
_______________________________________________________________________________________________________________________________________________________________________________________

                                                                                                           Number of Funds
                                              Term of Office*                                          in the Old Mutual Fund
                          Position(s) Held     and Length of         Principal Occupation(s)               Complex Overseen              Other Directorships
Name and Age               with the Trust       Time Served          During Past Five Years                   by Trustee                   Held by Trustee
_______________________________________________________________________________________________________________________________________________________________________________________

Julian F. Sluyters        Interested Trustee, Trustee since      President and Chief Executive Officer,           25              Old Mutual Funds I
(Age: 48)                 President, and      2007 and           Old Mutual Capital, Inc., since June 2008.
                          Principal Executive President          President and Chief Operating Officer,
                          Officer             and Principal      Old Mutual Capital, Inc., since
                                              Executive          September 2006. President and Chief
                                              Officer since      Executive Officer, Scudder family of funds,
                                              2008               2004 - December 2005. Managing
                                                                 Director, UBS Global Asset Management,
                                                                 and President and Chief Executive Officer,
                                                                 UBS Fund Services, 2001 - 2003.
_______________________________________________________________________________________________________________________________________________________________________________________

Thomas M. Turpin          Interested Trustee  Trustee since      Chief Operating Officer, Old Mutual              34              Old Mutual Funds II, Larch Lane Advisors,
(Age: 48)                                     2008               US Holdings Inc., since 2002.                                    LLC, Provident Investment Counsel, Ashfield
                                                                                                                                  Capital Partners, LLC, Old Mutual Asset
                                                                                                                                  Managers (UK) Ltd., Analytic Investors, LLC,
                                                                                                                                  Copper Rock Capital Partners, LLC,
                                                                                                                                  Old Mutual Asset Management Trust
                                                                                                                                  Company, 2100 Capital Group LLC, and
                                                                                                                                  Rogge Global Partners plc.
_______________________________________________________________________________________________________________________________________________________________________________________

Walter W. Driver, Jr.**   Advisory Trustee    Advisory           Chairman - Southeast, Goldman Sachs              25              Total Systems Services, Inc. and Equifax, Inc.
(Age: 63)                                     Trustee since      & Co., since January 2006. Chairman,
                                              2008               King & Spalding LLP (law firm), 1970 -
                                                                 January 2006.
_______________________________________________________________________________________________________________________________________________________________________________________

*  Trustee of the Trust until such time as his or her successor is duly elected and appointed.
** As an Advisory Trustee, Mr. Driver has no voting rights.

Trust Officers
_______________________________________________________________________________________________________________________________________________________________________________________

Officers
_______________________________________________________________________________________________________________________________________________________________________________________

                                                             Term of Office*
                                Position(s) Held              and Length of                                          Principal Occupation(s)
Name and Age                     with the Trust                Time Served                                           During Past Five Years
_______________________________________________________________________________________________________________________________________________________________________________________

Robert T. Kelly              Treasurer and Principal            Since 2008           Vice President, Old Mutual Capital, Inc. and Old Mutual Fund Services, since October 2006.
(Age: 39)                    Financial Officer                                       Vice President of Portfolio Accounting, Founders Asset Management LLC, 2000 - September 2006.
_______________________________________________________________________________________________________________________________________________________________________________________

James F. Lummanick           Vice President and                 Since 2008           Senior Vice President and Chief Compliance Officer, Old Mutual Capital, Inc., Old Mutual Investment
(Age: 61)                    Chief Compliance                                        Partners, and Old Mutual Fund Services, Inc., since 2005. Chief Compliance Officer, Old Mutual
                             Officer                                                 Funds II, since 2005. Senior Vice President and Director of Compliance, Calamos Advisors LLC,
                                                                                     2004 - 2005. Vice President and Chief Compliance Officer, Invesco Funds Group, Inc. 1996 - 2004.
_______________________________________________________________________________________________________________________________________________________________________________________

Andra C. Ozols               Vice President and                 Since 2008           Chief Administrative Officer, Old Mutual Capital, Inc., since September 2008. Senior Vice President,
(Age: 47)                    Secretary                                               Secretary, and General Counsel, Old Mutual Capital, Inc., since 2005. Executive Vice President
                                                                                     (2004 - May 2005), General Counsel and Secretary (2002 - 2005 and January 1998 - October
                                                                                     1998), and Vice President (2002 - 2004), ICON Advisors, Inc. Director of ICON Management &
                                                                                     Research Corporation (2003 - 2005). Executive Vice President (2004 - 2005), General Counsel and
                                                                                     Secretary (2002 - 2005) and Vice President (2002 - 2004), ICON Distributors, Inc. Executive Vice
                                                                                     President and Secretary, ICON Insurance Agency, Inc. (2004 - 2005).
_______________________________________________________________________________________________________________________________________________________________________________________

Karen S. Proc                Assistant Secretary                Since 2008           Vice President (since 2006) and Associate General Counsel (since 2005), Old Mutual Capital,
(Age: 39)                                                                            Inc. Associate General Counsel, Founders Asset Management LLC, 2002 - 2005.
_______________________________________________________________________________________________________________________________________________________________________________________

Kathryn L. Santoro           Assistant Secretary                Since 2008           Vice President and Associate General Counsel, Old Mutual Capital, since January 2009 and
(Age: 34)                                                                            Associate Counsel, Old Mutual Capital, Inc., 2006 - 2008. Associate Attorney, Hall & Evans, LLC,
                                                                                     2004 - 2005. Deputy District Attorney, Eagle County, Colorado, 2002 - 2004.
_______________________________________________________________________________________________________________________________________________________________________________________

Kathryn A. Burns             Assistant Treasurer                Since 2008           Assistant Vice President, Old Mutual Fund Services, since January 2009 and Regulatory Reporting
(Age: 32)                                                                            Manager, Old Mutual Capital, Inc., since August 2006. Manager (2004 - July 2006) and Senior
                                                                                     Associate (2001 - 2004), PricewaterhouseCoopers LLP.

_______________________________________________________________________________________________________________________________________________________________________________________

Robert D. Lujan              Assistant Treasurer                Since 2008           Fund Services Manager, Old Mutual Capital, Inc., since July 2006. Fund Accounting Supervisor,
(Age: 42)                                                                            Janus Capital Group, 2003 - July 2006. Senior Fund Accountant, Janus Capital Management
                                                                                     L.L.C., 2001 - 2003.
_______________________________________________________________________________________________________________________________________________________________________________________

* Officer of the Trust until such time as his or her successor is duly elected and qualified.

                                                                 85

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds III, please contact us at:

     | By Telephone:
     |
     | 888.772.2888
     |
     | By Mail:
     |
     | Old Mutual Funds III
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     |
     | oldmutualfunds.com

This annual report is intended for the information of Old Mutual
Funds III shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of Old
Mutual Funds III, by visiting oldmutualfunds.com or by calling
888.772.2888. Please read the prospectus carefully before investing.

                                                                                                                   [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners

R-09-454 09/2009

[OLD MUTUAL LOGO]
        Funds III

                                                       Old Mutual Funds III

                                                           ANNUAL REPORT

                                                         December 31, 2008

Old Mutual Heitman Global Real Estate Securities Fund

TABLE OF CONTENTS

About This Report                                                                                                                 1

Message to Shareholders                                                                                                           2

Management Overview and Schedule of Investments                                                                                   3

Statement of Assets & Liabilities                                                                                                 8

Statement of Operations                                                                                                           9

Statement of Changes in Net Assets                                                                                               10

Financial Highlights                                                                                                             11

Notes to Financial Statements                                                                                                    12

Report of Independent Registered Public Accounting Firm                                                                          18

Proxy Voting and Portfolio Holdings                                                                                              19

Fund Expenses Example                                                                                                            20

Board of Trustees and Officers of the Trust                                                                                      21

Considerations of the Board in Approving Investment
Advisory Agreements and Investment Sub-Advisory Agreements                                                                       23

ABOUT THIS REPORT

HISTORICAL RETURNS
____________________________________________________________________________________________________________________________________

All total returns mentioned in this report account for the change in the Fund's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund dividends and distributions in cash rather than reinvest them, your actual return may differ from these figures. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call toll-free at 888-772-2888 or visit oldmutualfunds.com for performance results current to the most recent month-end.

The Fund offers Institutional Class shares which are only available to eligible shareholders. Performance results for short periods of time may not be representative of longer-term results. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

FUND DATA
____________________________________________________________________________________________________________________________________

This report reflects views, opinions, and Fund holdings as of December 31, 2008, the end of the report period, and is subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Fund. Opinions and forecasts regarding industries, companies and/or themes, and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice.
Percentage holdings as of December 31, 2008 are included in the Fund's Schedule of Investments. There is no assurance that the securities purchased will remain in the Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment and the real estate sector has been among the most volatile sectors in the market. An investment in the Fund is not a bank deposit or other obligation, or guaranteed by a depository institution. It is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

COMPARATIVE INDEXES
____________________________________________________________________________________________________________________________________

The comparative indexes discussed in this report are meant to provide a basis for judging the Fund's performance against a specific securities index. Each index accounts for changes in security price and assumes reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The Fund may significantly differ in holdings and composition from the index and individuals cannot invest directly in an index.

FTSE EPRA/NAREIT Global Rental Index

The FTSE EPRA/NAREIT Global Rental Index is a free-float market capitalization-weighted index measuring international real estate securities, which meet minimum size, liquidity and investment focus criteria. It is a custom benchmark, as it is subset of the
FTSE/EPRA NAREIT Investment Focus Index Series, which separates the existing constituents into both Rental and Non-Rental indices.

Standard & Poor's 500 Index

The unmanaged Standard & Poor's 500 ("S&P 500") Index is a market value-weighted index that measures the performance of large-cap common stocks across all major industries.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

                                                                 1

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

The last year has been an extraordinary investment period marked by remarkable share price volatility and unprecedented levels of federal government intervention in financial markets. Decreasing demand for manufactured goods led to large scale layoffs and
U.S. unemployment rose quickly. There were significant declines in the prices of existing family homes and areas throughout the U.S.
reported record numbers of foreclosures. Americans experienced paper losses associated with the value of their home as well as their retirement savings. Equity markets were weak across the board, without regard to market capitalization or investment style. U.S.
stocks, as measured by the S&P 500 Index, declined by (37.00)% for the year ended December 31, 2008. The global economic outlook also remained negative as interest rates, currency markets, consumer demand, energy prices and earnings downgrades resulted in both a loss of confidence among investors and increased risk aversion.

After overseeing the sale of Bear Stearns to rival J.P. Morgan earlier in the year, the U.S. Federal Reserve Board and the U.S.
Treasury were once again in the spotlight as the U.S. Government seized control of Freddie Mac and Fannie Mae, injected $85 billion of taxpayer money into AIG, passed on a rescue plan for Lehman Brothers, temporarily banned short selling on a large number of stocks and announced a massive rescue plan for the financial markets with a $700 billion price tag, as well as providing a life line to the failing U.S. auto industry. Washington Mutual sold most of its operations to J.P. Morgan and Wachovia was purchased by Wells
Fargo.

Despite this challenging environment, sub-advisers to Old Mutual Funds III point out that strategic long-term investors may be rewarded, although they expect to see higher than normal volatility, making the journey painful. The sub-advisers believe that although it may take some time to play out, when the economy nears the end of this recession, patient investors may see corporate bonds outperform government bonds, high yield bonds outperform high credit quality bonds, non-U.S. bonds outperform U.S. bonds and equities outperform bonds.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in
Old Mutual Funds III. Please do not hesitate to contact us if there is anything we can do to better serve you. Feel free to contact me directly at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Funds III

                                                                 2

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE SECURITIES FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Heitman Real Estate Securities LLC

Performance Highlights

o    For the period August 22, 2008 through December 31, 2008, the Old Mutual Heitman Global Real Estate Securities Fund (the
     "Fund") slightly underperformed its benchmark, the FTSE EPRA/NAREIT Global Rental Index (the "Index"). The Fund's Institutional
     Class shares posted a (38.10)% return versus a (37.57)% return for the benchmark.

o    Holdings in Australia/New Zealand, the United Kingdom and Canada underperformed the Index. However, the Fund did not own several of these holdings, therefore, stock selection in these countries positively impacted the Fund's performance. The underweighting in Japan and the overweighting in Europe and the United States negatively impacted the Fund's performance.

o    Among the top contributors for the year were Tanger Factory Outlet Centers, which owns 30 outlet centers in 21 states, Equity
     Lifestyle Properties, which owns, or has an interest in, 309 manufactured home communities, and HCP, which invests primarily in real estate serving the healthcare industry.

o    Among the Fund's top detractors were General Growth Properties (no longer a Fund holding), a company with ownership interest in, or management responsibility for, a portfolio of regional shopping malls and master planned community developments and commercial office buildings, Macerich (no longer a Fund holding), which focuses on the acquisition, leasing, management, development and redevelopment of regional malls throughout the U.S., and DuPont Fabros Technology (no longer a Fund holding), a company formed to own, acquire, develop and operate wholesale data centers.

Q.   How did the Fund perform relative to its benchmark?

A.   For the period August 22, 2008 through December 31, 2008, the Old Mutual Heitman Global Real Estate Securities Fund (the
     "Fund") slightly underperformed its benchmark, the FTSE EPRA/NAREIT Global Rental Index (the "Index"). The Fund's Institutional
     Class shares posted a (38.10)% return versus a (37.57)% return for the benchmark.

Q.   What investment environment did the Fund face during the past period?

A.   The economic picture deteriorated globally over the period. Every region either slipped into recession or saw its gross domestic product growth slow substantially. The weakening of the global economy, as well as the credit crisis, had a direct impact on the real estate asset class. The slowdown in the world economy resulted in a weakening in real estate fundamentals.
     Vacancy rates increased and rental rates declined in global property markets as tenant demand faded. In addition, real estate assets are still going through a negative repricing as a result of increases in the cost of equity and weaker operating fundamentals.

Q.   Which market factors influenced the Fund's relative performance?

A.   The slowdown in the global economy influenced property fundamentals and the credit crisis influenced how the market perceived the balance sheet strength of the real estate investment trust ("REIT") sector. This combination put downward pressure on real estate asset values. This resulted in the Fund focusing on stocks which had strong management teams, liquid balance sheets, attractive valuations and cash flow growth which was achievable in difficult markets.

Q.   How did portfolio composition affect Fund performance?

A.   Holdings in Australia/New Zealand, the United Kingdom and Canada underperformed the Index. However, the Fund did not own several of these holdings, therefore, stock selection in these countries positively impacted the Fund's performance. The underweighting in Japan and the overweighting in Europe and the United States negatively impacted the Fund's performance.

     Among the top contributors for the year were Tanger Factory Outlet Centers, which owns 30 outlet centers in 21 states, Equity
     Lifestyle Properties, which owns, or has an interest in, 309 manufactured home communities, and HCP, which invests primarily in real estate serving the healthcare industry. Tanger Factory Outlet Center's outlet areas benefited during the holiday shopping season due to consumers looking for bargains. Equity Lifestyle Properties was helped by strong internal earnings growth driven by stable, manufactured housing land lease business. HCP's relative underperformance of the stock price made the company's valuation more attractive.

     Among the Fund's top detractors were General Growth Properties (no longer a Fund holding), a company with ownership interest in, or management responsibility for, a portfolio of regional shopping malls and master planned community developments and commercial office buildings, Macerich (no longer a Fund holding), which focuses on the acquisition, leasing, management, development and redevelopment of regional malls throughout the U.S., and DuPont Fabros Technology (no longer a Fund holding), a company formed to own, acquire, develop and operate wholesale data centers. General Growth Properties reported disappointing fundamentals and made no progress on selling assets. Macerich was hurt due to concern over the company's exposure to the housing markets and concern over the company's funding requirements over the next three years. DuPont Fabros Technology was hurt by large capital requirements in a capital constrained environment.

                                                                                                          Heitman Global Real Estate
                                                                                                                     Securities Fund

                                                                  3

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE
SECURITIES FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Heitman Real Estate Securities LLC

Top Ten Holdings
as of December 31, 2008

Westfield Group                                                             7.2%
___________________________________________________________________________________

Simon Property Group                                                        4.6%
___________________________________________________________________________________

Unibail-Rodamco                                                             4.3%
___________________________________________________________________________________

Public Storage                                                              3.9%
___________________________________________________________________________________

Vornado Realty Trust                                                        3.1%
___________________________________________________________________________________

Equity Residential                                                          2.8%
___________________________________________________________________________________

Nippon Building Fund                                                        2.5%
___________________________________________________________________________________

Japan Real Estate Investment                                                2.4%
___________________________________________________________________________________

HCP                                                                         2.4%
___________________________________________________________________________________

Link REIT                                                                   2.3%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           35.5%
___________________________________________________________________________________

Q.   What is the investment outlook for the global REIT market?

A.   Heitman Real Estate Securities LLC ("Heitman") feels the outlook for the global REIT market is mixed. Heitman believes cash flow growth for global REIT's may be under pressure because of the slowing economies, which may have a negative impact on real estate fundamentals. In addition, Heitman feels the lack of debt capital and higher required equity returns may put pressure on real estate pricing at the asset level. These two factors would appear to be negative catalysts for the REIT sector, however,
     Heitman points out that 2008 was a year of poor performance for the sector, with valuations being compressed dramatically during the year. Heitman believes that as we enter 2009, investors have to question how much bad news has already been priced into REIT stocks. While Heitman believes the market will likely continue to be volatile, it also believes that the REIT market will likely serve as a leading indicator of potential improvements in real estate fundamentals and real estate pricing.

Heitman Global Real Estate
Securities Fund

                                                                  4

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Return as of December 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                 Inception       Inception
                                                                                   Date          to Date*
____________________________________________________________________________________________________________________________________

Institutional Class                                                              08/22/08        (38.10)%
FTSE EPRA/NAREIT Global Rental Index                                             08/22/08        (37.57)%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on page 1.

* Not Annualized

The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund (as reported in the
August 22, 2008 prospectus) are 3.81% and 1.25%, respectively. Expenses are based on estimated amounts.

Value of a $10,000 Investment
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Old Mutual Global
Heitman REIT Fund,          FTSE EPRA / NAREIT
Institutional Class         Global Rental Index
 8/22/08             10,000                      10,000
12/31/08              6,190                       6,243

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Institutional
Class shares on the inception date of August 22, 2008 to an investment made in an unmanaged securities index on that date. The
Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of December 31, 2008 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Forestry                                     0.9%
Cash Equivalents                             2.6%
Real Estate Management/Services              4.1%
Real Estate Operation/Development            0.5%
REITs-Apartments                             8.2%
REITs-Diversified                           26.1%
REITs-Health Care                            7.8%
REITs-Hotels                                 1.3%
REITs-Manufactured Homes                     0.7%
REITs-Office Property                       14.2%
REITs-Regional Malls                         5.8%
REITs-Shopping Centers                      20.4%
REITs-Single Tenant                          0.8%
REITs-Storage                                4.3%
REITs-Warehouse/Industrial                   2.3%

                                                                  5

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE
SECURITIES FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF DECEMBER 31, 2008

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Common Stock - 49.1%                                                       REITs-Shopping Centers - 5.2%
Forestry - 0.9%                                                            Acadia Realty Trust                            4,069   $         58
Plum Creek Timber                              2,600   $         90        Developers Diversified Realty                  2,880             14
                                                       ______________      Federal Realty Investment Trust                2,600            161
                                                                           Regency Centers                                4,254            199
Total Forestry                                                   90        Tanger Factory Outlet Centers                  2,562             96
_____________________________________________________________________                                                             ______________

REITs-Apartments - 7.6%                                                    Total REITs-Shopping Centers                                    528
American Campus Communities                    4,573             94        _____________________________________________________________________
AvalonBay Communities                          3,550            215
Camden Property Trust                          1,900             60        REITs-Single Tenant - 0.8%
Equity Residential                             9,393            280        National Retail Properties                     4,865             84
Essex Property Trust                           1,462            112                                                               ______________
UDR                                            1,400             19
                                                       ______________      Total REITs-Single Tenant                                        84
                                                                           _____________________________________________________________________
Total REITs-Apartments                                          780
_____________________________________________________________________      REITs-Storage - 3.8%
                                                                           Public Storage                                 4,880            388
REITs-Diversified - 7.4%                                                                                                          ______________
Digital Realty Trust                           6,442            212
Entertainment Properties Trust                 2,300             69        Total REITs-Storage                                             388
Liberty Property Trust                         4,400            100        _____________________________________________________________________
Vornado Realty Trust                           5,147            311
Washington Real Estate                                                     REITs-Warehouse/Industrial - 2.3%
   Investment Trust                            2,400             68        AMB Property                                   7,420            174
                                                       ______________      EastGroup Properties                           1,600             57
                                                                                                                                  ______________
Total REITs-Diversified                                         760
_____________________________________________________________________      Total REITs-Warehouse/Industrial                                231
                                                                                                                                  ______________
REITs-Health Care - 7.6%
HCP                                            8,591            239        Total Common Stock (Cost $6,359)                              5,017
Health Care                                    4,389            185        _____________________________________________________________________
Nationwide Health Properties                   4,739            136
Ventas                                         6,613            222        Foreign Common Stock - 46.4%
                                                       ______________      Australia - 11.0%
                                                                           CFS Retail Property Trust                    139,222            183
Total REITs-Health Care                                         782        Commonwealth Property Office Fund             34,345             28
_____________________________________________________________________      Dexus Property Group                         278,623            160
                                                                           GPT Group                                     44,915             29
REITs-Hotels - 1.3%                                                        Westfield Group                               79,547            722
Host Hotels & Resorts                         17,191            130                                                               ______________
                                                       ______________
                                                                           Total Australia                                               1,122
Total REITs-Hotels                                              130        _____________________________________________________________________
_____________________________________________________________________
                                                                           Austria - 0.2%
REITs-Manufactured Homes - 0.6%                                            Conwert Immobilien Invest*                     3,872             18
Equity Lifestyle Properties                    1,700             65                                                               ______________
                                                       ______________
                                                                           Total Austria                                                    18
Total REITs-Manufactured Homes                                   65        _____________________________________________________________________
_____________________________________________________________________
                                                                           Belgium - 1.1%
REITs-Office Property - 5.9%                                               Befimmo SCA Sicafi                               415             39
Alexandria Real Estate Equities                3,111            188        Cofinimmo                                        360             48
Boston Properties                              3,675            202        Leasinvest Real Estate                           437             29
Brandywine Realty Trust                        3,000             23                                                               ______________
Corporate Office Properties                    3,651            112
Douglas Emmett                                 5,800             76        Total Belgium                                                   116
                                                       ______________      _____________________________________________________________________

Total REITs-Office Property                                     601        Canada - 3.3%
_____________________________________________________________________      Boardwalk Real Estate Investment Trust         2,100             43
                                                                           Canadian Real Estate Investment Trust          7,700            141
REITs-Regional Malls - 5.7%                                                RioCan REIT                                   13,600            150
Simon Property Group                           8,629            458                                                               ______________
Taubman Centers                                4,702            120
                                                       ______________      Total Canada                                                    334
                                                                           _____________________________________________________________________
Total REITs-Regional Malls                                      578
_____________________________________________________________________      Finland - 0.3%
                                                                           Citycon                                       13,769             33
                                                                                                                                  ______________

                                                                           Total Finland                                                    33
                                                                           _____________________________________________________________________

                                                                  6

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

France - 6.4%                                                              United Kingdom - continued
Fonciere Paris France                            196   $         24        Hammerson                                     12,293   $         95
ICADE                                            957             80        Invesco Property Income Trust                 61,724              3
Mercialys                                      1,696             54        Land Securities Group                         13,834            186
Silic                                            719             67        Liberty International                          9,520             66
Unibail-Rodamco                                2,905            434        Segro                                          8,728             31
                                                       ______________      Shaftesbury                                    9,646             51
                                                                           Unite Group                                   16,932             36
Total France                                                    659                                                               ______________
_____________________________________________________________________
                                                                           Total United Kingdom                                            777
Germany - 0.8%                                                                                                                    ______________
Deutsche Euroshop                              1,888             66
Patrizia Immobilien*                           5,670             14        Total Foreign Common Stock (Cost $6,661)                      4,751
                                                       ______________      _____________________________________________________________________

Total Germany                                                    80        Money Market Fund - 2.5%
_____________________________________________________________________      Dreyfus Cash Management Fund,
                                                                              Institutional Class, 1.585% (A)           258,117            258
Greece - 0.3%                                                                                                                     ______________
Eurobank Properties
   Real Estate Investment                      3,789             29        Total Money Market Fund (Cost $258)                             258
                                                       ______________      _____________________________________________________________________

Total Greece                                                     29        Total Investments - 98.0% (Cost $13,278)                     10,026
_____________________________________________________________________      _____________________________________________________________________

Hong Kong - 2.3%                                                           Other Assets and Liabilities, Net - 2.0%                        202
Link REIT                                    138,976            231        _____________________________________________________________________
                                                       ______________
                                                                           Total Net Assets - 100.0%                              $     10,228
Total Hong Kong                                                 231        _____________________________________________________________________
_____________________________________________________________________
                                                                           * Non-income producing security.
Japan - 5.8%                                                               (A) - The rate reported represents the 7-day effective yield as of
Japan Real Estate Investment                      27            241              December 31, 2008.
Japan Retail Fund Investment                      24            104        Cl - Class
Nippon Building Fund                              23            253        REITs - Real Estate Investment Trusts
                                                       ______________      Cost figures are shown with "000's" omitted.

Total Japan                                                     598        Other Information:
_____________________________________________________________________
                                                                           The Fund utilizes various inputs in determining the value of its
Netherlands - 1.8%                                                         investments as of the reporting period end. These inputs are
Corio                                          2,515            116        summarized in three broad levels as follows:
Eurocommercial Properties                      2,204             74
                                                       ______________      Level 1 - quoted prices in active markets for identical securities

Total Netherlands                                               190        Level 2 - other significant observable inputs (including quoted
_____________________________________________________________________                prices for similar securities, interest rates, prepayment
                                                                                     speeds, credit risk, etc.)
Singapore - 2.6%
Ascendas Real Estate Investment Trust        147,000            141        Level 3 - significant unobservable inputs (including the Fund's own
CapitaMall Trust                             116,879            130                  assumption in determining the fair value of investments)
                                                       ______________
                                                                           The inputs or methodology used for valuing securities are not
Total Singapore                                                 271        necessarily an indication of the risk associated with investing in
_____________________________________________________________________      those securities. A summary of the inputs used as of December 31,
                                                                           2008 in valuing the Fund's net assets were as follows:
Sweden - 1.3%
Castellum                                     10,128             80
Hufvudstaden, Cl A                             7,440             53                                                                Investments
                                                       ______________                         Valuation Inputs                        (000)
                                                                           _____________________________________________________________________
Total Sweden                                                    133
_____________________________________________________________________      Level 1                                                $      5,609
                                                                           Level 2                                                       4,417
Switzerland - 1.6%                                                         Level 3                                                           -
PSP Swiss Property                             2,144            107        _____________________________________________________________________
Swiss Prime Site                               1,107             53
                                                       ______________      Total                                                  $     10,026
                                                                           _____________________________________________________________________
Total Switzerland                                               160
_____________________________________________________________________      Refer to the "Security Valuation" section of Note 2 for further information.
United Kingdom - 7.6%
Big Yellow Group*                             12,141             42
British Land                                  19,668            158
Brixton                                       27,474             53
Great Portland Estates                        14,863             56
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                  7

STATEMENT OF ASSETS & LIABILITIES (000, excluding shares)
AS OF DECEMBER 31, 2008
____________________________________________________________________________________________________________________________________

                                                                                                                      Old Mutual
                                                                                                                    Heitman Global
                                                                                                                      Real Estate
                                                                                                                    Securities Fund
____________________________________________________________________________________________________________________________________

Assets:
   Investment Securities, at cost                                                                                     $     13,278
____________________________________________________________________________________________________________________________________

   Investment Securities, at value                                                                                    $     10,026
   Foreign Currency (Cost $257)                                                                                                260
   Receivable from Investment Adviser                                                                                           38
   Receivable for Investment Securities Sold                                                                                    59
   Receivable for Dividends and Interest                                                                                        76
   Receivable for Capital Shares Sold                                                                                            -
   Other Assets                                                                                                                 29
____________________________________________________________________________________________________________________________________

      Total Assets                                                                                                          10,488
____________________________________________________________________________________________________________________________________

   Liabilities:
   Payable for Management Fees                                                                                                   9
   Payable for Investment Securities Purchased                                                                                 225
   Payable to Custodian                                                                                                          7
   Payable for Trustees Fees                                                                                                     -
   Payable for Administration Fees                                                                                               1
   Accrued Expenses                                                                                                             18
____________________________________________________________________________________________________________________________________

      Total Liabilities                                                                                                        260
____________________________________________________________________________________________________________________________________

Net Assets                                                                                                            $     10,228
____________________________________________________________________________________________________________________________________

Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization)                                                        $     16,858
   Accumulated Net Investment Loss                                                                                             (49)
   Accumulated Net Realized Loss on Investments and Foreign Currency Transactions                                           (3,330)
   Net Unrealized Depreciation on Investments and Foreign Currency Transactions                                             (3,251)
____________________________________________________________________________________________________________________________________

Net Assets                                                                                                            $     10,228
____________________________________________________________________________________________________________________________________

Outstanding Shares of Beneficial Interest                                                                                1,651,686
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share                                                              $       6.19
____________________________________________________________________________________________________________________________________

Amounts designated as "-" have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                  8

STATEMENT OF OPERATIONS (000)
FOR THE PERIOD AUGUST 22, 2008 TO DECEMBER 31, 2008

____________________________________________________________________________________________________________________________________

                                                                                                                        Old Mutual
                                                                                                                      Heitman Global
                                                                                                                       Real Estate
                                                                                                                     Securities Fund
____________________________________________________________________________________________________________________________________

Investment Income:
   Dividends                                                                                                             $   205
   Less: Foreign Taxes Withheld                                                                                              (10)
____________________________________________________________________________________________________________________________________

      Total Investment Income                                                                                                195
____________________________________________________________________________________________________________________________________

Expenses:
   Management Fees                                                                                                            48
   Administration Fees                                                                                                         5
   Trustees' Fees                                                                                                             15
   Custodian Fees                                                                                                              4
   Professional Fees                                                                                                          34
   Registration and SEC Fees                                                                                                   1
   Printing Fees                                                                                                               1
   Transfer Agent Fees                                                                                                         5
   Offering Costs                                                                                                             15
   Other Expenses                                                                                                              6
____________________________________________________________________________________________________________________________________

      Total Expenses                                                                                                         134
____________________________________________________________________________________________________________________________________

Less:
   Waiver of Management Fees                                                                                                 (48)
   Reimbursement of Other Expenses by Investment Adviser                                                                     (26)
____________________________________________________________________________________________________________________________________

      Net Expenses                                                                                                            60
____________________________________________________________________________________________________________________________________

   Net Investment Income                                                                                                     135
____________________________________________________________________________________________________________________________________

   Net Realized Loss from Security Transactions                                                                           (3,329)
   Net Realized Loss on Foreign Currency Transactions                                                                       (191)
   Net Change in Unrealized Depreciation on Investments                                                                   (3,252)
   Net Change in Unrealized Appreciation on Foreign Currency Transactions                                                      1
____________________________________________________________________________________________________________________________________

   Net Realized and Unrealized Loss on Investments                                                                        (6,771)
____________________________________________________________________________________________________________________________________

   Decrease in Net Assets Resulting from Operations                                                                      $(6,636)
____________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 9

STATEMENT OF CHANGES IN NET ASSETS (000)

____________________________________________________________________________________________________________________________________

                                                                                                                       Old Mutual
                                                                                                                      Heitman Global
                                                                                                                       Real Estate
                                                                                                                     Securities Fund
____________________________________________________________________________________________________________________________________

                                                                                                                       8/22/08* to
                                                                                                                         12/31/08
____________________________________________________________________________________________________________________________________

Investment Activities:
   Net Investment Income                                                                                                 $   135
   Net Realized Loss from Investments and Foreign Currency Transactions                                                   (3,520)
   Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions                                 (3,251)
____________________________________________________________________________________________________________________________________

   Net Decrease in Net Assets Resulting from Operations                                                                   (6,636)
____________________________________________________________________________________________________________________________________

Capital Share Transactions:
   Shares Issued                                                                                                          18,927
   Shares Issued upon Reinvestment of Distributions                                                                            -
   Shares Redeemed                                                                                                        (2,063)
____________________________________________________________________________________________________________________________________

   Increase in Net Assets Derived from Capital Shares Transactions                                                        16,864
____________________________________________________________________________________________________________________________________

   Total Increase in Net Assets                                                                                           10,228
____________________________________________________________________________________________________________________________________

Net Assets:
   Beginning of Period                                                                                                         -
____________________________________________________________________________________________________________________________________

   End of Period                                                                                                         $10,228
____________________________________________________________________________________________________________________________________

Accumulated Net Investment Loss                                                                                          $   (49)
____________________________________________________________________________________________________________________________________

Shares Issued and Redeemed:
   Shares Issued                                                                                                           1,894
   Shares Issued upon Reinvestment of Distributions                                                                            -
   Shares Redeemed                                                                                                          (242)
____________________________________________________________________________________________________________________________________

   Net Increase in Shares Outstanding                                                                                      1,652
____________________________________________________________________________________________________________________________________

* Inception date of the Fund.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 10

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31, 2008

                                                                                                                                                   Ratio of
                                                                                                                                                   Expenses
                                                                                                                                                  to Average
             Net                  Realized and                                                         Net                  Net                   Net Assets    Ratio of Net
            Asset        Net       Unrealized               Dividends                     Total       Asset               Assets,    Ratio of     (Excluding     Investment
            Value,   Investment      Gains          Total    from Net   Distributions   Dividends     Value                 End     Expenses to   Waivers and   Income (Loss)    Portfolio
          Beginning    Income       (Losses)        from    Investment      from           and         End      Total    of Period  Average Net     Expense     to Average Net   Turnover
          of Period  (Loss) (1)   on Securities  Operations   Income    Capital Gains Distributions of Period   Return     (000)      Assets      Reductions)      Assets          Rate
___________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL HEITMAN GLOBAL REAL ESTATE SECURITIES FUND

   Institutional Class
   2008*    $10.00      $0.08        $(3.89)        $(3.81)     $-            $-             $-        $6.19   (38.10)%†   $10,228      1.25%**       2.79%**       2.83%**        65.42%†
___________________________________________________________________________________________________________________________________________________________________________________________

*    Fund Commenced operations on August 22, 2008.
**   Ratios for periods less than one year have been annualized.
†    Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)  Per share amounts for the period are calculated based on average outstanding shares.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 11

NOTES TO FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2008

1. ORGANIZATION
____________________________________________________________________________________________________________________________________

Old Mutual Funds III (the "Trust"), organized as a Delaware statutory trust on November 21, 2007, is registered under the
Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers thirteen series portfolios. The Old Mutual Heitman Global Real Estate Securities Fund (the "Fund") which commenced operations on August 22, 2008 is covered by this Annual Report. The Trust's series portfolios whose financial statements are presented separately are the Old Mutual 2011-2020 Conservative Fund, Old Mutual 2011-2020 Moderate Fund, Old Mutual 2011-2020
Aggressive Fund, Old Mutual 2021-2030 Conservative Fund, Old Mutual 2021-2030 Moderate Fund, Old Mutual 2021-2030 Aggressive Fund,
Old Mutual 2031-2040 Conservative Fund, Old Mutual 2031-2040 Moderate Fund, Old Mutual 2031-2040 Aggressive Fund, Old Mutual
2041-2050 Conservative Fund, Old Mutual 2041-2050 Moderate Fund and the Old Mutual 2041-2050 Aggressive Fund (collectively with the
Fund, the "Funds").

As of December 31, 2008, Old Mutual Capital, Inc. (the "Adviser") owned approximately 31% of the outstanding shares of the Fund.

Shareholders may currently purchase shares of the Fund through Institutional Class shares only. The Fund is classified as a non-diversified management investment company. The Funds' prospectus provides a description of the Fund's investment objective, policies and investment strategies.

In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the
Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
____________________________________________________________________________________________________________________________________

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

Security Valuation - Investment securities of the Fund that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) each day that the NYSE is open (the
"Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the
"Board"). The Fund uses pricing services to report the market value of securities in the portfolio; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's
Fair Value Procedures are implemented through a Valuation Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair
Valued Securities for purposes of calculating a Fund's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

                                                                 12

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157").
SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period.
The aggregate value by input level, as of December 31, 2008, for the Fund's investments is included in the Schedule of
Investments.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments, if applicable. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for the Fund are declared and paid quarterly, if available.
Distributions from net realized capital gains, for the Fund, are generally made to shareholders at least annually, if available.

Foreign Withholding Taxes - The Fund may be subject to taxes imposed by countries in which it invests with respect to it's investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

Investments in Real Estate Investment Trusts ("REIT") - Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each
REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Conversion - The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i)  market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Fund reports gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Offering Costs - All offering costs incurred with the start up of the Fund are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of December 31, 2008, the Fund has offering costs of approximately $29
(000), remaining to be amortized and are included within Other Assets on the Statement of Assets and Liabilities.

Other - Expenses that are directly related to one of the Funds are charged directly to the Fund. Other operating expenses are prorated to the Fund on the basis of relative net assets. The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

The Fund imposes a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Fund within 10 calendar days of their purchase. The Fund charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Fund will retain the fee by crediting Paid-in Capital. Since the commencement of operations on August 22, 2008, there were no redemption fees earned by the
Fund.

                                                                 13

NOTES TO FINANCIAL STATEMENTS - continued
AS OF DECEMBER 31, 2008

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES
   AND OTHER TRANSACTIONS WITH AFFILIATES
____________________________________________________________________________________________________________________________________

Investment Adviser - Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH").
OMUSH is a direct, wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct, wholly owned subsidiary of Old
Mutual plc., a London-Exchange listed international financial services firm. The Fund and the Adviser are parties to an Investment
Advisory Agreement (the "Advisory Agreement"), under which the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund, as follows:

                                                                            Management Fee                  Asset Level
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund                           1.000%         Less than $500 million
                                                                                0.975%         $500 million to less than $1 billion
                                                                                0.950%         $1 billion or greater
____________________________________________________________________________________________________________________________________

Expense Limitation Agreements - In the interest of limiting expenses of the Fund, the Adviser has entered into an expense limitation agreement ("Expense Limitation Agreement") with respect to the Fund, pursuant to which the Adviser has contractually agreed to waive through December 31, 2009, its advisory fees and assume other expenses of the Fund to the extent necessary to limit the total annual expenses to no more than 1.25% of the Fund's average daily net assets. Reimbursement by the Fund of the advisory fees waived and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made up to three years after the expenses were reimbursed or absorbed if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed. At December 31, 2008, the amount of previously waived fees for which the Adviser may seek reimbursement was $74 (000) (expiring December 31, 2011).

Sub-Advisory Agreements - The Trust, on behalf of the Fund, and the Adviser have entered into a sub-advisory agreement (the
"Heitman Sub-Advisory Agreement") with Heitman Real Estate Securities LLC ("Heitman"). Heitman is owned 50% by Heitman senior executives and 50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of OMUSH and an affiliate of the Adviser. Heitman has entered into separate sub-sub-advisory agreements with both Heitman International Real Estate Securities GmbH ("Heitman-Europe")
and Challenger Managed Investments (International) Pty Ltd ("Challenger"). Heitman-Europe is owned solely by Heitman. Challenger is a company within the Australian-based Challenger Group, whose ultimate parent company is Challenger Financial Services Group
Limited. The Heitman Sub-Advisory Agreement, together with the sub-sub-advisory agreements between Heitman and Heitman-Europe
("Heitman-Europe Sub-Advisory Agreement"), and Heitman and Challenger ("Challenger Sub-Advisory Agreement") are collectively referred to as the "Sub-Advisory Agreements."

For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement, Heitman is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Fund, which is computed and paid monthly at an annual rate of 0.65%.

For the services provided and expenses incurred pursuant to the Heitman-Europe Sub-Advisory Agreement, Heitman-Europe is entitled to receive from Heitman a sub-sub-advisory fee equal to a pro rata share of 75% of the sub-advisory fee received by Heitman pursuant to the Heitman Sub-Advisory Agreement, based on the ratio of the value of the Fund's average daily net assets under the investment management of Heitman-Europe to the total value of the Fund's overall net assets.

For the services provided and expenses incurred pursuant to the Challenger Sub-Advisory Agreement, Challenger is entitled to receive from Heitman a sub-sub-advisory fee of 18.75% of the sub-advisory fee received by Heitman pursuant to the Heitman
Sub-Advisory Agreement.

The Sub-Advisory Agreements obligate the sub-advisers to: (i) manage the investment operations of the assets managed by the sub-adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the sub-adviser and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the sub-adviser will be invested or held uninvested in cash;
and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board or the Adviser may direct from time to time, in conformity with federal securities laws.

                                                                 14

Administrative Services Agreement - The Trust and Old Mutual Fund Services (the "Administrator"), a wholly owned subsidiary of the
Adviser, entered into an Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and the Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

      Average Daily Net Assets                               Annual Fee Rate
________________________________________________________________________________

         $0 to $500 million                                       0.10%
   > $500 million up to $1 billion                                0.09%
   > $1 billion up to $1.5 billion                                0.08%
           > $1.5 billion                                         0.07%
________________________________________________________________________________

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Bank of New York Mellon (the "Sub-Administrator") serves as sub-administrator to the Trust. The Sub-Administrator assists the
Administrator in connection with the administration of the business and affairs of the Trust. Pursuant to a sub-administration and accounting agreement (the "Sub-Administration Agreement") between the Administrator and the Sub-Administrator, the Administrator
pays the Sub- Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the
Trust, Old Mutual Funds I, Old Mutual Funds II and Old Mutual Insurance Series Fund (the "Old Mutual Complex"), of (1) 0.0475% of
the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. For funds within the Old Mutual
Complex that are managed as a "fund of funds," these fees apply only at the underlying fund level. In addition, the Administrator pays the Sub-Administrator the following annual fees: (1) $35,000 for each fund managed as a "fund of funds"; and (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex. Certain minimum fees apply. The Sub-Administration
Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the
Sub-Administrator except those arising out of the Sub-Administrator's or its delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or willful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to the Administrator or any third party for special, indirect or consequential damages.

Distribution Agreement - The Trust has entered into a distribution agreement with Old Mutual Investment Partners (the
"Distributor"), a wholly owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity.

Other Service Providers - DST Systems, Inc. ("DST") serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. The Trust has entered into an agency agreement, with DST, effective as of September 17, 2008, pursuant to which DST provides call center and correspondence and other shareholder account-related services. Prior to September 17, 2008, the Administrator provided these services to the Trust pursuant to a shareholder servicing agreement. No shareholder service fees were paid to Old Mutual Fund Services for the year ended December 31,
2008.

The Bank of New York Mellon serves as the custodian for the Fund.

Officers and Trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator or Distributor received no compensation from the Fund.

4. INVESTMENT TRANSACTIONS
____________________________________________________________________________________________________________________________________

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the
Fund, were $25,247 (000) and $8,842 (000), respectively, for the period ended December 31, 2008.

                                                                 15

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF DECEMBER 31, 2008

5. CONCENTRATION/RISKS
____________________________________________________________________________________________________________________________________

The Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies.
Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

The Fund invests a high percentage of its assets in the real estate sector. As a result, the economic and regulatory developments in this sector, positive or negative, have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. In addition, the Fund is concentrated, which means it may invest 25% or more of its net assets in a specific industry.

6. FEDERAL TAX INFORMATION
____________________________________________________________________________________________________________________________________

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Fund is subject to the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), Accounting for
Uncertainty in Income Taxes. FIN 48 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

FIN 48 requires management of the Fund to analyze all open tax years, fiscal year 2008 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended
December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S.
Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of December 31, 2008, primarily attributable to certain net operating losses, reclassifications related to investments in Passive Foreign Investment Companies and foreign currency translation were reclassified to the following accounts.

                                                                                      Increase/(Decrease)     Increase/(Decrease)
                                                              Increase/(Decrease)         Accumulated            Undistributed
                                                                Paid-in Capital          Net Realized           Net Investment
                                                                     (000)                   (000)                   (000)
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund                $(6)                    $190                   $(184)
____________________________________________________________________________________________________________________________________

The Old Mutual Heitman Global Real Estate Securities Fund had no distributions during the year ended December 31, 2008.

                                                                 16

As of December 31, 2008, the components of Distributable Earnings/(Accumulated Losses) were as follows (000):
________________________________________________________________________________

Capital Loss Carryforwards
   December 2016                                                        $  (847)
Post October Losses                                                      (2,010)
Post October Currency Losses                                                 (8)
Unrealized Appreciation/Depreciation                                     (3,765)
                                                                        ________

                                                                        $(6,630)
________________________________________________________________________________

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a period of up to eight years to the extent allowed by the Internal Revenue Code.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments held by the Fund at December 31, 2008 were as follows:

                                                                                                                         Net
                                                                                                                     Unrealized
                                                           Federal Tax         Unrealized           Unrealized      Appreciation/
                                                              Cost            Appreciation         Depreciation     Depreciation
                                                              (000)               (000)                (000)            (000)
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund        $13,791              $792               $(4,557)         $(3,765)
____________________________________________________________________________________________________________________________________

7. NEW ACCOUNTING PRONOUNCEMENTS
____________________________________________________________________________________________________________________________________

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and
Hedging Activities ("SFAS 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS 161 may have on the Fund's financial statement disclosures.

                                                                 17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Old Mutual Funds III:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Old Mutual Heitman Global Real Estate Securities Fund (1 of the 13 funds constituting Old Mutual Funds III, hereafter referred to as the "Fund") at December 31, 2008 and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of
America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/Pricewaterhouse Cooper LLP

Denver, Colorado
February 19, 2009

                                                                 18

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds within the Trust voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available (i) without charge upon request, by calling 888-772-2888 toll-free; (ii) on the SEC's website at
http://www.sec.gov; and (iii) on the Trust's website at oldmutualfunds.com.

Old Mutual Funds III Form N-Q Information

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form
N-Q. The Trust's Form N-Q for the first quarter of its current fiscal year is available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

                                                                 19

FUND EXPENSES EXAMPLE (Unaudited)

Six-Month Hypothetical Expense Example - December 31, 2008

Example. As a shareholder of the Fund you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs, including redemption fees and exchange fees. Fund-related fees may include ongoing expenses, including management fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the period August 22, 2008 through December 31, 2008.

Actual Expenses. The first line in the following table provides information about actual account values and actual expenses. The
Example includes, but is not limited to, management fees, custody fees and transfer agent fees. However, the Example does not include client specific fees. The Example also does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

                                                                                                                         Expenses
                                                Beginning                Ending                                            Paid
                                                 Account                 Account               Annualized                 During
                                                  Value                   Value                  Expense                Six-Month
                                                 8/22/08                12/31/08                  Ratio                  Period*
____________________________________________________________________________________________________________________________________

Old Mutual Heitman Global Real Estate Securities Fund - Institutional Class
____________________________________________________________________________________________________________________________________

   Actual Fund Return                           $1,000.00               $  619.00                 1.25%                   $3.65
   Hypothetical 5% Return                        1,000.00                1,013.52                 1.25                     4.54
____________________________________________________________________________________________________________________________________

* Expenses are equal to the Old Mutual Heitman Global Real Estate Securities Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 132/366 (to reflect the period since commencement of operations).

                                                                 20

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
As of December 31, 2008 (Unaudited)

Trustees

The management and affairs of the Trust are supervised by the Board under the laws of the State of Delaware. The Board has approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The address for each of the Trustees and executive officers of the
Trust is 4643 South Ulster Street, Suite 600, Denver, Colorado 80237. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 888-772-2888, toll-free.

_____________________________________________________________________________________________________________________________________________________________________________________

INDEPENDENT TRUSTEES
_____________________________________________________________________________________________________________________________________________________________________________________

                                                                                                           Number of Funds
                                              Term of Office*                                          in the Old Mutual Fund
                          Position(s) Held     and Length of         Principal Occupation(s)               Complex Overseen              Other Directorships
Name and Age               with the Trust       Time Served          During Past Five Years                   by Trustee                   Held by Trustee
_____________________________________________________________________________________________________________________________________________________________________________________

Robert M. Hamje           Chairman of the       Trustee since    Retired. President and Chief Investment        25                Old Mutual Funds I, TS&W/Claymore Tax-
(Age: 66)                 Board and Trustee     2008             Officer, TRW Investment Management                               Advantaged Balanced Fund and Old Mutual/
                                                                 Company (investment management),                                 Claymore Long-Short Fund.
                                                                 1984 - 2003.
_____________________________________________________________________________________________________________________________________________________________________________________

John R. Bartholdson       Trustee               Trustee since    Retired. Chief Financial Officer,              46                Old Mutual Funds I, Old Mutual Funds II,
(Age: 64)                                       2008             The Triumph Group, Inc.                                          ING Clarion Real Estate Income Fund, and
                                                                 (manufacturing), 1992 - April 2007.                              ING Clarion Global Real Estate Income Fund.
_____________________________________________________________________________________________________________________________________________________________________________________

Jettie M. Edwards         Trustee               Trustee since    Retired. Consultant, Syrus Associates          34                Old Mutual Funds II, EQ Advisors Trust, and
(Age: 62)                                       2008             (business and marketing consulting                               AXA Enterprise Funds Trust.
                                                                 firm), 1986-2002.
_____________________________________________________________________________________________________________________________________________________________________________________

Jarrett B. Kling          Trustee               Trustee since    Managing Director, ING Clarion Real            25                Old Mutual Funds I, Hirtle Callaghan Trust,
(Age: 63)                                       2008             Estate Securities (investment adviser).                          ING Clarion Real Estate Income Fund,
                                                                                                                                  ING Clarion Global Real Estate Income Fund,
                                                                                                                                  and ING Clarion.
_____________________________________________________________________________________________________________________________________________________________________________________

Albert A. Miller          Trustee               Trustee since    Retired. Senior Vice President, Cherry         34                Old Mutual Funds II.
(Age: 74)                                       2008             & Webb, CWT Specialty Stores (retail
                                                                 clothing store), 1995-2000. Advisor
                                                                 and Secretary, the Underwoman
                                                                 Shoppes, Inc. (retail clothing store)
                                                                 (1980 - 2002).
_____________________________________________________________________________________________________________________________________________________________________________________

L. Kent Moore             Trustee               Trustee since    Partner, WillSource Enterprise, LLC            25                Foothills Energy Ventures, LLC, TS&W/
(Age: 53)                                       2008             (oil and gas exploration and production),                        Claymore Tax-Advantaged Balanced Fund,
                                                                 since November 2005. Managing                                    Old Mutual/ Claymore Long Short Fund,
                                                                 Director, High Sierra Energy, LP                                 and Old Mutual Funds I.
                                                                 (holding company of natural resource
                                                                 related businesses), 2004 - 2005.
_____________________________________________________________________________________________________________________________________________________________________________________

Leigh A. Wilson           Trustee               Trustee since    Chief Executive Officer, New Century           34                Old Mutual Funds II, The Victory Portfolios,
(Age: 64)                                       2008             Living, Inc. (older adult housing),                              The Victory Institutional Funds, and The
                                                                 since 1992. Director, Chimney Rock Winery                        Victory Variable Insurance Funds.
                                                                 LLC, 2000-2004, and
                                                                 Chimney Rock Winery Corp., 1985 - 2004.
_____________________________________________________________________________________________________________________________________________________________________________________

* Trustee of the Trust until such time as his or her successor is duly elected and appointed.

                                                                 21

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST - concluded
As of December 31, 2008 (Unaudited)

_____________________________________________________________________________________________________________________________________________________________________________________

INTERESTED TRUSTEES AND ADVISORY TRUSTEE
_____________________________________________________________________________________________________________________________________________________________________________________

                                                                                                           Number of Funds
                                              Term of Office*                                          in the Old Mutual Fund
                          Position(s) Held     and Length of         Principal Occupation(s)               Complex Overseen              Other Directorships
Name and Age               with the Trust       Time Served          During Past Five Years                   by Trustee                   Held by Trustee
_____________________________________________________________________________________________________________________________________________________________________________________

Julian F. Sluyters        Interested Trustee,   Trustee since    President and Chief Executive Officer,         25                Old Mutual Funds I
(Age: 48)                 President, and        2007 and         Old Mutual Capital, Inc., since June 2008.
                          Principal Executive   President        President and Chief Operating Officer,
                          Officer               and Principal    Old Mutual Capital, Inc., since
                                                Executive        September 2006. President and Chief
                                                Officer since    Executive Officer, Scudder family of funds,
                                                2008             2004 - December 2005. Managing
                                                                 Director, UBS Global Asset Management,
                                                                 and President and Chief Executive Officer,
                                                                 UBS Fund Services, 2001 - 2003.
_____________________________________________________________________________________________________________________________________________________________________________________

Thomas M. Turpin          Interested Trustee    Trustee since    Chief Operating Officer, Old Mutual            34                Old Mutual Funds II, Larch Lane Advisors,
(Age: 48)                                       2008             US Holdings Inc., since 2002.                                    LLC, Provident Investment Counsel, Ashfield
                                                                                                                                  Capital Partners, LLC, Old Mutual Asset
                                                                                                                                  Managers (UK) Ltd., Analytic Investors, LLC,
                                                                                                                                  Copper Rock Capital Partners, LLC,
                                                                                                                                  Old Mutual Asset Management Trust
                                                                                                                                  Company, 2100 Capital Group LLC, and
                                                                                                                                  Rogge Global Partners plc.
_____________________________________________________________________________________________________________________________________________________________________________________

Walter W. Driver, Jr.**   Advisory Trustee      Advisory         Chairman - Southeast, Goldman Sachs            25                Total Systems Services, Inc. and Equifax, Inc.
(Age: 63)                                       Trustee since    & Co., since January 2006. Chairman,
                                                2008             King & Spalding LLP (law firm), 1970 -
                                                                 January 2006.
_____________________________________________________________________________________________________________________________________________________________________________________

*  Trustee of the Trust until such time as his or her successor is duly elected and appointed.
** As an Advisory Trustee, Mr. Driver has no voting rights.

Trust Officers
_____________________________________________________________________________________________________________________________________________________________________________________

Officers
_____________________________________________________________________________________________________________________________________________________________________________________

                                                             Term of Office*
                                Position(s) Held              and Length of                                          Principal Occupation(s)
Name and Age                     with the Trust                Time Served                                           During Past Five Years
_____________________________________________________________________________________________________________________________________________________________________________________

Robert T. Kelly              Treasurer and Principal            Since 2008           Vice President, Old Mutual Capital, Inc. and Old Mutual Fund Services, since October 2006.
(Age: 39)                    Financial Officer                                       Vice President of Portfolio Accounting, Founders Asset Management LLC,
                                                                                     2000 - September 2006.
_____________________________________________________________________________________________________________________________________________________________________________________

James F. Lummanick           Vice President and                 Since 2008           Senior Vice President and Chief Compliance Officer, Old Mutual Capital, Inc., Old Mutual
(Age: 61)                    Chief Compliance                                        Investment Partners, and Old Mutual Fund Services, Inc., since 2005. Chief Compliance
                             Officer                                                 Officer, Old Mutual Funds II, since 2005. Senior Vice President and Director of Compliance,
                                                                                     Calamos Advisors LLC, 2004 - 2005. Vice President and Chief Compliance Officer, Invesco
                                                                                     Funds Group, Inc. 1996 - 2004.
_____________________________________________________________________________________________________________________________________________________________________________________

Andra C. Ozols               Vice President and                 Since 2008           Chief Administrative Officer, Old Mutual Capital, Inc., since September 2008.
(Age: 47)                    Secretary                                               Senior Vice President, Secretary, and General Counsel, Old Mutual Capital, Inc., since 2005.
                                                                                     Executive Vice President (2004 - May 2005), General Counsel and Secretary (2002 - 2005
                                                                                     and January 1998 - October 1998), and Vice President (2002 - 2004), ICON Advisors,
                                                                                     Inc. Director of ICON Management & Research Corporation (2003 - 2005). Executive Vice
                                                                                     President (2004 - 2005), General Counsel and Secretary (2002 - 2005) and Vice President
                                                                                     (2002 - 2004), ICON Distributors, Inc. Executive Vice President and Secretary, ICON Insurance
                                                                                     Agency, Inc. (2004 - 2005).
_____________________________________________________________________________________________________________________________________________________________________________________

Karen S. Proc                Assistant Secretary                Since 2008           Vice President (since 2006) and Associate General Counsel (since 2005), Old Mutual Capital,
(Age: 39)                                                                            Inc. Associate General Counsel, Founders Asset Management LLC, 2002 - 2005.
_____________________________________________________________________________________________________________________________________________________________________________________

Kathryn L. Santoro           Assistant Secretary                Since 2008           Vice President and Associate General Counsel, Old Mutual Capital, since January 2009 and
(Age: 34)                                                                            Associate Counsel, Old Mutual Capital, Inc., 2006 - 2008. Associate Attorney, Hall & Evans, LLC,
                                                                                     2004 - 2005. Deputy District Attorney, Eagle County, Colorado, 2002 - 2004.
_____________________________________________________________________________________________________________________________________________________________________________________

Kathryn A. Burns             Assistant Treasurer                Since 2008           Assistant Vice President, Old Mutual Fund Services, since January 2009 and Regulatory Reporting
(Age: 32)                                                                            Manager, Old Mutual Capital, Inc., since August 2006. Manager (2004 - July 2006) and Senior
                                                                                     Associate (2001 - 2004), PricewaterhouseCoopers LLP.
_____________________________________________________________________________________________________________________________________________________________________________________

Robert D. Lujan              Assistant Treasurer                Since 2008           Fund Services Manager, Old Mutual Capital, Inc., since July 2006. Fund Accounting Supervisor,
(Age: 42)                                                                            Janus Capital Group, 2003 - July 2006. Senior Fund Accountant, Janus Capital Management
                                                                                     L.L.C., 2001 - 2003.
_____________________________________________________________________________________________________________________________________________________________________________________

* Officer of the Trust until such time as his or her successor is duly elected and qualified.

                                                                 22

CONSIDERATIONS OF THE BOARD IN APPROVING INVESTMENT
ADVISORY AGREEMENTS AND INVESTMENT SUB-ADVISORY
AGREEMENTS (Unaudited)

Summary of Advisory and Sub-Advisory Agreements Approved by the Board

Old Mutual Heitman Global Real Estate Securities Fund (the "Fund"). On May 22, 2008, the Board of Trustees (the "Board" or the
"Trustees") of Old Mutual Funds III (the "Trust") approved, on behalf of the Fund, an investment advisory agreement between Old
Mutual Capital, Inc. ("OMCAP" or the "Adviser") and the Trust (the "Advisory Agreement"), and an Investment Sub-Advisory Agreement,
by and among the Trust, OMCAP and Heitman Real Estate Securities LLC ("Heitman-US"), pursuant to which Heitman-US will manage the investment and reinvestment of the assets of the Fund subject to oversight by OMCAP and the Board (the "Sub-Advisory Agreement").
The Board also approved sub-sub-advisory agreements (the "Sub-Sub-Advisory Agreements") by and between Heitman-US and Heitman
International Real Estate Securities GmbH ("Heitman-Europe") and by and between Heitman-US and Challenger Managed Investments
(International) Pty Ltd ("Challenger") related to Heitman-Europe's and Challenger's portfolio management services to Heitman-US on behalf of the Fund. The Advisory Agreement, the Sub-Advisory Agreement, and the Sub-Sub-Advisory Agreements, when referred to collectively herein, are the "Agreements." Heitman-US, Heitman-Europe and Challenger are each referred to herein, individually, as a
"Sub-Adviser" and, collectively, as the "Sub-Advisers."

Board Considerations

In determining whether it was appropriate to approve the Agreements, the Board requested information, provided by the Adviser and each Sub-Adviser, which it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by independent legal counsel with respect to its deliberations. The Board received a report prepared by
Lipper, Inc. ("Lipper"), a mutual fund statistical service, detailing comparative mutual fund advisory fees, expenses levels, and performance rankings (the "Lipper Report"). In considering the fairness and reasonableness of the Agreements, the Board reviewed numerous factors including the following:

     o the nature, extent and quality of the services to be provided under the Agreements;

     o the requirements of the Fund for the services provided by the Adviser and the Sub-Advisers;

     o the fees payable for the services;

     o advisory fee levels compared to other similar investment accounts managed by the Adviser and the Sub-Advisers;

     o the total expenses of the Fund compared to those of its respective peer group;

     o the commitment of the Adviser to cap certain Fund expenses through the contractual deferral of advisory fees and/or reimbursement of expenses, and the fact that the Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within a specified period of time after the fiscal year in which fees were deferred or expenses were absorbed, subject to the original contractual expense limitation in effect at the time;

     o the anticipated profitability of the Adviser and the Sub-Advisers with respect to their relationship with the Fund;

     o fall-out benefits received by the Adviser and Sub-Advisers, including sources of revenue to the Adviser's affiliates through administration fees;

     o soft dollar benefits which may enhance the ability of the Adviser or the Sub-Advisers to obtain research and brokerage services through soft dollar Trust trades which, in turn, may inure to the benefit of their other clients;

     o portfolio management statistics such as portfolio turnover and brokerage commission expenses;

     o OMCAP's role as Adviser to the Fund, which may add to its prestige and visibility in the investment community and make it more attractive to potential clients;

     o the economies of scale available to the Adviser and the Sub-Advisers and the resulting economies of scale passed on to shareholders;

     o the capabilities of the Adviser and the Sub-Advisers, including personnel resources;

     o the financial condition of the Adviser and the Sub-Advisers, including financial statements and profitability analyses provided by each;

     o fees charged by the Adviser to funds, other than those of the Trust, which are managed by the Adviser;

     o current economic and industry trends; and

     o the overall balance of shareholder benefits versus Adviser and Sub-Adviser benefits.

                                                                 23

CONSIDERATIONS OF THE BOARD IN APPROVING INVESTMENT
ADVISORY AGREEMENTS AND INVESTMENT SUB-ADVISORY
AGREEMENTS - concluded (Unaudited)

Proposed management fees and effective management fees after expense limitations were reviewed in the context of OMCAP's anticipated costs of providing services and its anticipated profitability. In addition, the Trustees reviewed the Lipper Report, comparing the
Fund's expense ratio and advisory fee with comparable mutual funds. Similarly, the Trustees reviewed the anticipated costs of the
Sub-Advisers in providing the services and the anticipated profitability to each Sub-Adviser with respect to the Fund.

The Trustees considered the fact the proposed advisory fee of 1.00% for the Fund was competitive based on industry standards, as indicated by the Lipper Report. The Trustees considered the fact that the Fund ranked competitively in its expense group, as indicated by the Lipper Report.

Board Approvals

The Trustees reviewed additional information provided by OMCAP and the Sub-Advisers. Following discussions concerning this information in executive session, the Trustees determined that the Agreements were reasonable and consistent with the best interests of the Fund and future shareholders. The Trustees concluded, among other things:

     o that the level of fees to be charged to the Fund is comparable to the fees charged by the Adviser to the other similar funds it advises, as well as to fees charged by other investment advisers and investment sub-advisers to other funds with similar investment strategies, and is therefore reasonable, considering the services provided by the Adviser and the Sub-Advisers;

     o that Heitman-US and Heitman-Europe are under common control with the Adviser, which allows for greater coordination and monitoring of the nature and quality of sub-advisory services;

     o that the Adviser's willingness to voluntarily defer its fees and reimburse expenses to reduce portfolio expenses indicates a high level of commitment on the part of the Adviser;

     o that the Advisory Agreement contains breakpoints, which will allow shareholders to realize economies of scale as the Fund's assets increase;

     o that, because the Fund is new, it was premature to consider economies of scale as a factor in approving the Advisory
       Agreement;

     o that the Adviser and the Sub-Advisers are experienced and possess significant experience in managing particular asset classes;

     o that the Adviser and the Sub-Advisers have demonstrated their commitment to provide sufficient staffing resources and capabilities to manage the Fund, including the retention of personnel with relevant investment management experience;

     o that the Adviser and the Sub-Advisers appear to have overall high quality in terms of their personnel, operations, financial condition, investment management capabilities, methodologies and performance; and

     o that the receipt of research and brokerage services through soft dollar Trust trades would strengthen the investment management resources of the Adviser, which might ultimately benefit the Fund, as well as other funds within the Trust and within other trusts in the Old Mutual complex.

                                                                 24

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds III, please contact us at:

     | By Telephone:
     |
     | 888.772.2888
     |
     | By Mail:
     |
     | Old Mutual Funds III
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     |
     | oldmutualfunds.com

This annual report is intended for the information of Old Mutual
Funds III shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You
may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of Old Mutual Funds III, by visiting oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.

                                                                                                                   [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners

R-09-453 02/2009

Item 2.	Code of Ethics.

(a)
As of the end of the period covered by this report, Old Mutual Funds III (the “registrant”) has adopted a code of ethics that applies to the registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”).

(c)
During the period covered by this report, no amendments have been made to a provision of the registrant’s code of ethics that applies to the registrant’s PEO or PFO, and that relates to any element of the “code of ethics” definition enumerated in paragraph (b) of Item 2 of Form N-CSR.

(d)
During the period covered by this report, the registrant has not granted a waiver, including an implicit waiver, from a provision of the registrant’s code of ethics to the registrant’s PEO or PFO that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

(f)(1)	A copy of the registrant’s code of ethics is filed as an exhibit to this report, pursuant to Item 12(a)(1) of Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)(1)
The board of trustees of the registrant (the “board”) has determined that the registrant has an “audit committee financial expert” serving on its audit committee, as that term is defined in paragraph (b) of Item 3 of Form N-CSR.

(a)(2)
The name of the audit committee financial expert is John R. Bartholdson.  Mr. Bartholdson is an “independent” member of the audit committee as that term is defined in paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees - The aggregate fees billed to the registrant by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year ending December 31, 2008 were $309,000.

(b)
Audit-Related Fees – The aggregate fees billed to the registrant by its principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and that are not reported under paragraph (a) of this Item 4 for the fiscal year ending December 31, 2008 were $0.

The aggregate fees billed for assurance and related services by the registrant’s principal accountant to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant (collectively, the “Service Providers”) that were reasonably related to the performance of the audit of the registrant’s financial statements, which required pre-approval by the board’s audit committee, for the fiscal year ending December 31, 2008 were $0.

(c)
Tax Fees – The aggregate fees billed to the registrant by its principal accountant for professional services rendered by the accountant for tax compliance, tax advice, and tax planning (“tax fees”) for the fiscal year ending December 31, 2008 were $1,000.  These fees were for the review of certain tax requirements relating to investments in foreign REITs.

The aggregate tax fees billed by the registrant’s principal accountant to the Service Providers, which required pre-approval by the board’s audit committee, for the fiscal year ending December 31, 2008 were $0.

(d)
All Other Fees – The aggregate fees billed to the registrant by its principal accountant for products and services provided by the accountant, other than the services reported in paragraphs (a), (b), and (c) of this Item 4 (“all other fees”), for the fiscal year ending December 31, 2008 were $0.

The aggregate of all other fees billed by the registrant’s principal accountant to the Service Providers, which required pre-approval by the board’s audit committee, for the fiscal year ending December 31, 2008 were $5,000.. These fees were for the review of the registration statements of other investment companies with the same investment adviser as the registrant.

(e)(1)
The board’s audit committee shall consider for preapproval all permissible non-audit services that are proposed to be provided to the registrant by its independent auditors and shall have preapproved any such permissible non-audit services before they are provided to the registrant.  Such preapproval may be granted by one or more members of the audit committee, so long as any such member’s decision to preapprove is presented to the full audit committee, solely for information purposes, at its next scheduled meeting.

(e)(2)	None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For the fiscal year ending December 31, 2008, the aggregate non-audit fees billed by the registrant’s principal accountant to the registrant and the Service Providers were $6,000.

(h)
The board’s audit committee has considered whether the provision of non-audit services by the registrant’s principal accountant to the Service Providers which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

SCHEDULE I – INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the board, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11.	Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant’s PEO and PFO, or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)
During the quarter ended December 31, 2008, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Attached hereto as Exhibit EX-99.CODE ETH.

(a)(2)	Attached hereto as Exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)	Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS III

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	February 19, 2009

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	February 19, 2009